                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10507

                             AXA PREMIER FUNDS TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

                              PATRICIA LOUIE, ESQ.
                  Vice President and Associate General Counsel
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Ave., N.W., 2/nd/ Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

       Registrant's telephone number, including area code: (212) 554-1234

                       Date of fiscal year end: October 31

           Date of reporting period: October 31, 2002 - April 30, 2003

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                                       AXA
                                  PREMIER FUNDS

                        Semi-Annual Report April 30, 2003


                                     [LOGO]

                               President's Letter

[PHOTO]

Dear Fellow Shareholder:

Financial markets have continued their turbulent ways, although recently the news has been better for many investors. In April and May, the U.S. stock market rallied strongly, increasing a cumulative 13.9% as measured by the S&P 500 Index. It was the best two-month performance since October-November 1998. Mid-cap and small-cap stocks did even better than the large-cap components of the S&P 500 Index.

Whether or not the market can sustain this rally through the rest of 2003, it seems clear that investors who weathered the bear market and maintained their investment disciplines are in position to regain momentum toward financial goals.

We believe the strength of the stock market going forward depends on whether the U.S. economy can work its way out of the doldrums that lie between recession and a real expansion. Conditions that appear favorable for an economic upswing include historically low interest rates, subdued inflation, and rising consumer confidence. While weakness in the U.S. dollar is increasing the cost of summer vacations abroad, it actually could contribute to economic growth by making U.S. exports more competitive overseas and attracting foreign investment capital.

Whether the stock market is rising or falling, investors should recognize one constant reality--namely, it's very difficult to time cycles accurately. That's why it is so important to develop a long-term investment program and maintain it, while relying on professional guidance to monitor results and make periodic adjustments. Also, leadership among asset classes will continue to shift, so it's important to diversify a portfolio among several investments with different characteristics.

I would like to thank you for continuing to participate in AXA Premier Funds through what has been a demanding market environment. While we continue to hope that the market outlook ahead will be favorable, it's important to learn from experience and have realistic expectations. If you are taking advantage of the diverse choices and professional management available in our fund group, combined with the guidance of a professional financial advisor, you are in good shape to make the most of opportunities.

Sincerely,

/s/ Christopher M. Condron
Christopher M. Condron
President and CEO
AXA Financial, Inc.




APF 26773 (6/03)

                            AXA PREMIER FUNDS TRUST
                            2003 SEMI-ANNUAL REPORT

AXA PREMIER FUNDS TRUST
SEMI-ANNUAL REPORT
April 30, 2003


TABLE OF CONTENTS

 .  PERFORMANCE RESULTS                               1

 .  PORTFOLIOS OF INVESTMENTS                         4

 .  FINANCIAL STATEMENTS                             40

 .  NOTES TO FINANCIAL STATEMENTS                    60

 .  MANAGEMENT OF THE TRUST                          73


Equitable, through its AXA Funds Management Group, serves as manager to the AXA Premier Funds and has access to detailed information concerning fund and sub-adviser performance and operations. The group is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which each fund's performance is measured.

NOTES ON PERFORMANCE

THE BENCHMARKS

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.


RUSSELL 1000(R) GROWTH INDEX
Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.


RUSSELL 1000(R) VALUE INDEX
Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.


STANDARD & POOR'S 500 INDEX
Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.


RUSSELL 2500(R) GROWTH INDEX
Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.


RUSSELL 2500(R) VALUE INDEX
Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Growth universe.


RUSSELL 1000(R) TECHNOLOGY INDEX
Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 index) that are deemed technology companies by the Russell sector classification scheme.


RUSSELL 1000(R) HEALTH CARE INDEX
Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.


MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX
Contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.


LEHMAN BROTHERS AGGREGATE BOND INDEX
Considered representative of the U.S. investment-grade fixed-rate bond market. Includes government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-based securities.

AXA PREMIER FUNDS PERFORMANCE RESULTS
AVERAGE ANNUAL RETURNS (WITH SALES CHARGE) AS OF MARCH 31, 2003*

-----------------------------------------------------------------------
                                              1 Year    Since Inception
                                                             12/31/2001
-----------------------------------------------------------------------
LARGE COMPANY STOCKS
-----------------------------------------------------------------------
AXA Premier Large Cap Core Fund A             (29.13)           (24.25)
AXA Premier Large Cap Core Fund B             (29.26)           (23.92)
AXA Premier Large Cap Core Fund C             (27.03)           (22.65)
AXA Premier Large Cap Core Fund Z             (24.82)           (20.59)
-----------------------------------------------------------------------
S&P 500                                       (24.75)           (20.17)
-----------------------------------------------------------------------
AXA Premier Large Cap Growth Fund A           (31.21)           (29.14)
AXA Premier Large Cap Growth Fund B           (31.39)           (28.76)
AXA Premier Large Cap Growth Fund C           (29.35)           (27.65)
AXA Premier Large Cap Growth Fund Z           (27.10)           (25.72)
-----------------------------------------------------------------------
Russell 1000 Growth                           (26.76)           (23.73)
-----------------------------------------------------------------------
AXA Premier Large Cap Value Fund A            (27.39)           (21.59)
AXA Premier Large Cap Value Fund B            (27.56)           (21.15)
AXA Premier Large Cap Value Fund C            (25.28)           (19.84)
AXA Premier Large Cap Value Fund Z            (23.04)           (17.71)
-----------------------------------------------------------------------
Russell 1000 Value                            (22.79)           (16.08)
-----------------------------------------------------------------------
SMALL/MID COMPANY STOCKS
-----------------------------------------------------------------------
AXA Premier Small/Mid Cap Growth Fund A       (41.36)           (36.81)
AXA Premier Small/Mid Cap Growth Fund B       (41.48)           (36.45)
AXA Premier Small/Mid Cap Growth Fund C       (39.68)           (35.46)
AXA Premier Small/Mid Cap Growth Fund Z       (37.73)           (33.71)
-----------------------------------------------------------------------
Russell 2500 Growth                           (29.28)           (26.06)
-----------------------------------------------------------------------
AXA Premier Small/Mid Cap Value Fund A        (34.46)           (27.61)
AXA Premier Small/Mid Cap Value Fund B        (34.63)           (27.26)
AXA Premier Small/Mid Cap Value Fund C        (32.54)           (26.04)
AXA Premier Small/Mid Cap Value Fund Z        (30.56)           (24.11)
-----------------------------------------------------------------------
Russell 2500 Value                            (20.90)           (11.54)
-----------------------------------------------------------------------
SECTOR FUNDS
-----------------------------------------------------------------------
AXA Premier Health Care Fund A                (25.41)           (21.56)
AXA Premier Health Care Fund B                (25.43)           (21.08)
AXA Premier Health Care Fund C                (23.07)           (19.75)
AXA Premier Health Care Fund Z                (20.74)           (17.68)
-----------------------------------------------------------------------
Russell 1000 Healthcare Index                 (18.01)           (15.35)
-----------------------------------------------------------------------
AXA Premier Technology Fund A                 (42.14)           (38.62)
AXA Premier Technology Fund B                 (42.28)           (38.30)
AXA Premier Technology Fund C                 (40.42)           (37.27)
AXA Premier Technology Fund Z                 (38.66)           (35.65)
-----------------------------------------------------------------------
Russell 1000 Technology Index                 (33.71)           (42.60)
-----------------------------------------------------------------------
INTERNATIONAL STOCKS
-----------------------------------------------------------------------
AXA Premier International Equity Fund A       (32.84)           (27.50)
AXA Premier International Equity Fund B       (32.84)           (27.02)
AXA Premier International Equity Fund C       (30.72)           (25.80)
AXA Premier International Equity Fund Z       (28.72)           (23.91)
-----------------------------------------------------------------------
MSCI EAFE                                     (23.59)           (18.74)
-----------------------------------------------------------------------
INTERMEDIATE-TERM BONDS
-----------------------------------------------------------------------
AXA Premier Core Bond Fund A                    4.10              3.47
AXA Premier Core Bond Fund B                    3.22              3.38
AXA Premier Core Bond Fund C                    6.04              4.83
AXA Premier Core Bond Fund Z                    9.29              7.57
-----------------------------------------------------------------------
Lehman Aggregate                               11.69              9.33
-----------------------------------------------------------------------
MONEY MARKET
-----------------------------------------------------------------------
AXA Premier Money Market Fund A                 1.00              0.99
AXA Premier Money Market Fund B                 0.24              0.24
AXA Premier Money Market Fund C                 0.24              0.24
AXA Premier Money Market Fund Z                 1.25              1.24
-----------------------------------------------------------------------
90 Day T-Bill                                   1.57              1.67
-----------------------------------------------------------------------

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
* The Fund charges a maximum front-end sales charge of 5.50% for Class A shares except for the AXA Premier Core Bond Fund and AXA Premier Money Market Fund. Class A shares for the AXA Premier Core Bond Fund charge a maximum front-end sales charge of 4.50%. The AXA Premier Money Market Fund does not have a sales charge. Class B shares are subject to a maximum contingent deferred sales charge equal to 5% in year 1, 4% in year 2, 4% in year 3, 3% in year 4, 2% in year 5, 2% in year 6 and 1% in year 7. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

AXA PREMIER FUNDS PERFORMANCE RESULTS
AVERAGE ANNUAL RETURNS (WITHOUT SALES CHARGE) AS OF APRIL 30, 2003

-----------------------------------------------------------------------------
                                          3 Month    1 Year   Since Inception
                                                                   12/31/2001
-----------------------------------------------------------------------------
LARGE COMPANY STOCKS
-----------------------------------------------------------------------------
AXA Premier Large Cap Core Fund A            7.96    (13.42)          (14.57)
AXA Premier Large Cap Core Fund B            7.69    (14.11)          (15.21)
AXA Premier Large Cap Core Fund C            7.84    (14.11)          (15.21)
AXA Premier Large Cap Core Fund Z            7.96    (13.30)          (14.40)
-----------------------------------------------------------------------------
S&P 500                                      7.64    (13.30)          (14.09)
-----------------------------------------------------------------------------
AXA Premier Large Cap Growth Fund A         10.38    (13.78)          (20.36)
AXA Premier Large Cap Growth Fund B         10.26    (14.44)          (20.96)
AXA Premier Large Cap Growth Fund C         10.26    (14.44)          (20.96)
AXA Premier Large Cap Growth Fund Z         10.38    (13.66)          (20.21)
-----------------------------------------------------------------------------
Russell 1000 Growth                          8.89    (14.35)          (18.16)
-----------------------------------------------------------------------------
AXA Premier Large Cap Value Fund A           5.77    (14.86)          (12.27)
AXA Premier Large Cap Value Fund B           5.51    (15.52)          (12.85)
AXA Premier Large Cap Value Fund C           5.51    (15.52)          (12.85)
AXA Premier Large Cap Value Fund Z           5.89    (14.61)          (11.95)
-----------------------------------------------------------------------------
Russell 1000 Value                           6.08    (13.01)           (9.61)
-----------------------------------------------------------------------------
SMALL/MID COMPANY STOCKS
-----------------------------------------------------------------------------
AXA Premier Small/Mid Cap Growth Fund A      8.36    (26.61)          (27.86)
AXA Premier Small/Mid Cap Growth Fund B      8.25    (27.01)          (28.28)
AXA Premier Small/Mid Cap Growth Fund C      8.09    (27.24)          (28.44)
AXA Premier Small/Mid Cap Growth Fund Z      8.50    (26.36)          (27.61)
-----------------------------------------------------------------------------
Russell 2500 Growth                          7.59    (20.47)          (19.77)
-----------------------------------------------------------------------------
AXA Premier Small/Mid Cap Value Fund A       7.44    (21.76)          (17.80)
AXA Premier Small/Mid Cap Value Fund B       7.17    (22.43)          (18.46)
AXA Premier Small/Mid Cap Value Fund C       7.18    (22.53)          (18.54)
AXA Premier Small/Mid Cap Value Fund Z       7.44    (21.64)          (17.65)
-----------------------------------------------------------------------------
Russell 2500 Value                           7.09    (15.18)           (4.85)
-----------------------------------------------------------------------------
SECTOR FUNDS
-----------------------------------------------------------------------------
AXA Premier Health Care Fund A               4.19    (13.73)          (13.57)
AXA Premier Health Care Fund B               3.95    (14.23)          (14.15)
AXA Premier Health Care Fund C               3.95    (14.23)          (14.15)
AXA Premier Health Care Fund Z               4.19    (13.41)          (13.32)
-----------------------------------------------------------------------------
Russell 1000 Healthcare Index                4.88     (9.69)          (12.34)
-----------------------------------------------------------------------------
AXA Premier Technology Fund A               11.19    (22.86)          (28.70)
AXA Premier Technology Fund B               10.90    (23.45)          (29.24)
AXA Premier Technology Fund C               11.09    (23.45)          (29.24)
AXA Premier Technology Fund Z               11.19    (22.67)          (28.57)
-----------------------------------------------------------------------------
Russell 1000 Technology Index                9.59    (17.88)          (39.65)
-----------------------------------------------------------------------------
INTERNATIONAL STOCKS
-----------------------------------------------------------------------------
AXA Premier International Equity Fund A      3.26    (20.92)          (15.25)
AXA Premier International Equity Fund B      3.12    (21.53)          (15.81)
AXA Premier International Equity Fund C      3.26    (21.44)          (15.73)
AXA Premier International Equity Fund Z      3.38    (20.68)          (14.93)
-----------------------------------------------------------------------------
MSCI EAFE                                    5.17    (16.27)          (11.70)
-----------------------------------------------------------------------------
INTERMEDIATE-TERM BONDS
-----------------------------------------------------------------------------
AXA Premier Core Bond Fund A                 2.11      8.42             7.79
AXA Premier Core Bond Fund B                 1.92      7.62             6.91
AXA Premier Core Bond Fund C                 2.02      7.62             6.91
AXA Premier Core Bond Fund Z                 2.17      8.69             8.01
-----------------------------------------------------------------------------
Lehman Aggregate                             2.14     10.47             9.39
-----------------------------------------------------------------------------
MONEY MARKET
-----------------------------------------------------------------------------
AXA Premier Money Market Fund A              0.24      0.99             0.99
AXA Premier Money Market Fund B              0.06      0.24             0.24
AXA Premier Money Market Fund C              0.06      0.24             0.24
AXA Premier Money Market Fund Z              0.30      1.24             1.24
-----------------------------------------------------------------------------
90 Day T-Bill                                0.29      1.52             1.63
-----------------------------------------------------------------------------

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (Unaudited)

====================================================================
                                              NUMBER
                                                OF           VALUE
                                              SHARES        (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.8%)
AUTOMOBILES (0.9%)
Harley-Davidson, Inc........................   1,750      $   77,770
                                                          ----------
DEPARTMENT STORES (1.0%)
Kohl's Corp.* ..............................   1,670          94,856
                                                          ----------
GENERAL MERCHANDISE STORES (3.6%)
Costco Wholesale Corp.*.....................     410          14,198
Wal-Mart Stores, Inc........................   5,500         309,760
                                                          ----------
                                                             323,958
                                                          ----------
HOME IMPROVEMENT RETAIL (0.7%)
Home Depot, Inc.............................     950          26,724
Lowe's Cos., Inc............................     870          38,184
                                                          ----------
                                                              64,908
                                                          ----------
HOUSEHOLD DURABLES (0.2%)
Newell Rubbermaid, Inc......................     490          14,935
                                                          ----------
INTERNET RETAIL (1.5%)
Amazon.com, Inc.*...........................   4,700         134,749
                                                          ----------
LEISURE PRODUCTS (0.1%)
Mattel, Inc.................................     640          13,914
                                                          ----------
MEDIA (3.8%)
Comcast Corp., Special Class A*.............   3,080          92,585
COX Communications, Inc., Class A*..........     500          16,550
EchoStar Communications Corp.,
 Class A*...................................     390          11,684
Pixar, Inc.*................................   1,800         105,102
Viacom, Inc., Class B*......................   2,660         115,471
                                                          ----------
                                                             341,392
                                                          ----------
RESTAURANTS (0.4%)
Starbucks Corp.*............................   1,400          32,886
                                                          ----------
SPECIALTY STORES (0.5%)
Bed Bath & Beyond, Inc.*....................     940          37,140
Tiffany & Co................................     460          12,760
                                                          ----------
                                                              49,900
                                                          ----------
TEXTILES & APPAREL (0.1%)
Nike, Inc., Class B.........................     200          10,706
                                                          ----------
 TOTAL CONSUMER DISCRETIONARY ..............               1,159,974
                                                          ----------
CONSUMER STAPLES (8.9%)
BEVERAGES (3.0%)
Anheuser-Busch Cos., Inc....................   2,635         131,434
Coca-Cola Co................................     875          35,350
Coca-Cola Enterprises, Inc..................     430           8,380
PepsiCo, Inc................................   2,250          97,380
                                                          ----------
                                                             272,544
                                                          ----------
DRUG RETAIL (1.6%)
Walgreen Co.................................   4,765         147,048
                                                          ----------
FOOD DISTRIBUTORS (0.3%)
SYSCO Corp..................................     800          22,984
                                                          ----------
FOOD PRODUCTS (0.2%)
Kraft Foods, Inc., Class A .................     500          15,450
                                                          ----------
HOUSEHOLD PRODUCTS (3.0%)
Colgate-Palmolive Co........................   2,380         136,065
Procter & Gamble Co.........................   1,510         135,673
                                                          ----------
                                                             271,738
                                                          ----------
PERSONAL PRODUCTS (0.8%)
Avon Products, Inc..........................   1,080          62,824
Gillette Co.................................     440          13,398
                                                          ----------
                                                              76,222
                                                          ----------
 TOTAL CONSUMER STAPLES ....................                 805,986
                                                          ----------

ENERGY (1.0%)
INTEGRATED OIL & GAS (0.2%)
BP plc (ADR)................................     390          15,031
                                                          ----------
OIL & GAS DRILLING (0.2%)
Noble Corp.*................................     450          13,927
                                                          ----------
OIL & GAS EQUIPMENT & SERVICES (0.4%)
Baker Hughes, Inc...........................   1,325          37,100
                                                          ----------
OIL & GAS EXPLORATION & PRODUCTION (0.2%)
Anadarko Petroleum Corp.....................     475          21,090
                                                          ----------
 TOTAL ENERGY ..............................                  87,148
                                                          ----------
FINANCIALS (14.0%)
BANKS (0.5%)
Bank One Corp. .............................   1,190          42,900
                                                          ----------
DIVERSIFIED FINANCIALS (5.9%)
Charles Schwab Corp.........................   7,500          64,725
Citigroup, Inc..............................   3,375         132,469
Fannie Mae .................................   1,930         139,713
Franklin Resources, Inc. ...................     675          23,544
MBNA Corp...................................   4,565          86,278
Merrill Lynch & Co., Inc....................     310          12,726
Morgan Stanley Dean Witter & Co.............   1,730          77,417
                                                          ----------
                                                             536,872
                                                          ----------
INSURANCE (7.6%)
ACE Ltd.....................................     170           5,624
AFLAC, Inc..................................   3,610         118,083
American International Group, Inc...........   3,590         208,040
Marsh & McLennan Cos., Inc..................     550          26,224
Progressive Corp............................   4,900         333,200
                                                          ----------
                                                             691,171
                                                          ----------
 TOTAL FINANCIALS ..........................               1,270,943
                                                          ----------
HEALTH CARE (24.1%)
BIOTECHNOLOGY (5.7%)
Amgen, Inc.*................................   5,805         355,905
Genentech, Inc.*............................   4,010         152,340
IDEC Pharmaceuticals Corp.*.................     150           4,912
                                                          ----------
                                                             513,157
                                                          ----------
HEALTH CARE EQUIPMENT & SERVICES (5.4%)
AmerisourceBergen Corp......................     220          12,727
Baxter International, Inc...................     440          10,120
Boston Scientific Corp.*....................     640          27,552
Cardinal Health, Inc........................   2,290         126,591
Health Management Associates, Inc.,
 Class A ...................................   2,440          41,627
Medtronic, Inc..............................   2,790         133,195
St. Jude Medical, Inc.*.....................     290          15,213
Stryker Corp................................     220          14,742
UnitedHealth Group, Inc.....................     280          25,796
Wellpoint Health Networks, Inc.*............   1,030          78,218
                                                          ----------
                                                             485,781
                                                          ----------
PHARMACEUTICALS (13.0%)
Abbott Laboratories ........................     425          17,268
Allergan, Inc...............................     280          19,670
Eli Lilly & Co..............................   1,800         114,876
Forest Laboratories, Inc.*..................     520          26,894
Johnson & Johnson...........................   4,235         238,685
MedImmune, Inc.*............................   2,700          95,229
Merck & Co., Inc............................     975          56,726
Pfizer, Inc.................................  14,300         439,725
Teva Pharmaceutical Industries
 Ltd. (ADR).................................   1,000          46,700

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)
==========================================================================
                                                 NUMBER
                                                   OF              VALUE
                                                 SHARES           (NOTE 1)
--------------------------------------------------------------------------
Wyeth ......................................      2,910         $  126,672
                                                                ----------
                                                                 1,182,445
                                                                ----------
 TOTAL HEALTH CARE .........................                     2,181,383
                                                                ----------
INDUSTRIALS (7.8%)
AEROSPACE & DEFENSE (0.7%)
United Technologies Corp....................        960             59,338
                                                                ----------
AIR FREIGHT & COURIERS (0.3%)
United Parcel Service, Inc., Class B........        475             29,507
                                                                ----------
AIRLINES (1.0%)
Southwest Airlines Co.......................      5,600             89,376
                                                                ----------
BUILDING PRODUCTS (0.1%)
American Standard Cos., Inc.*...............        180             12,814
                                                                ----------
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Automatic Data Processing, Inc. ............        650             21,859
First Data Corp.............................      1,130             44,330
Paychex, Inc................................      2,000             62,280
                                                                ----------
                                                                   128,469
                                                                ----------
INDUSTRIAL CONGLOMERATES (3.6%)
3M Co.......................................        220             27,729
General Electric Co.........................     10,170            299,506
                                                                ----------
                                                                   327,235
                                                                ----------
MACHINERY (0.5%)
Danaher Corp................................        650             44,837
                                                                ----------
RAILROADS (0.2%)
Union Pacific Corp..........................        240             14,285
                                                                ----------
 TOTAL INDUSTRIALS .........................                       705,861
                                                                ----------
INFORMATION TECHNOLOGY (28.4%)
APPLICATION SOFTWARE (1.7%)
Electronic Arts, Inc.*......................        625             37,044
Intuit, Inc.*...............................        200              7,756
PeopleSoft, Inc.*...........................        950             14,279
Siebel Systems, Inc.*.......................      9,450             81,931
Symantec Corp.*.............................        340             14,943
                                                                ----------
                                                                   155,953
                                                                ----------
COMPUTER HARDWARE (3.6%)
Dell Computer Corp.*........................     10,390            300,375
International Business Machines Corp........        340             28,866
                                                                ----------
                                                                   329,241
                                                                ----------
COMPUTER STORAGE & PERIPHERALS (1.5%)
Network Appliance, Inc.*....................     10,000            132,800
                                                                ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Flextronics International Ltd.*.............      1,430             12,512
Lockheed Martin Corp........................        575             28,779
                                                                ----------
                                                                    41,291
                                                                ----------
INTERNET SOFTWARE & SERVICES (2.8%)
eBay, Inc.* ................................      1,560            144,721
Yahoo!, Inc.* ..............................      4,550            112,749
                                                                ----------
                                                                   257,470
                                                                ----------
IT CONSULTING & SERVICES (0.5%)
Accenture Ltd., Class A*....................      1,100             17,622
Affiliated Computer Services, Inc.,
 Class A*...................................        520             24,804
                                                                ----------
                                                                    42,426
                                                                ----------
NETWORKING EQUIPMENT (2.3%)
Cisco Systems, Inc.*........................     13,460            202,438
Juniper Networks, Inc.*.....................        730              7,461
                                                                ----------
                                                                   209,899
                                                                ----------
SEMICONDUCTOR EQUIPMENT (1.2%)
Applied Materials, Inc.*....................      7,370            107,602
                                                                ----------
SEMICONDUCTORS (6.1%)
Altera Corp.*...............................      1,210             19,130
Intel Corp..................................     12,120            223,008
Linear Technology Corp......................         80              2,757
Maxim Integrated Products, Inc.*............      5,530            217,274
Xilinx, Inc.*...............................      3,200             86,624
                                                                ----------
                                                                   548,793
                                                                ----------
SYSTEMS SOFTWARE (6.5%)
Microsoft Corp..............................     19,490            498,359
Oracle Corp.*...............................      1,525             18,117
SAP AG (ADR)................................        340              8,674
VERITAS Software Corp.*.....................      3,110             68,451
                                                                ----------
                                                                   593,601
                                                                ----------
TELECOMMUNICATIONS EQUIPMENT (1.7%)
Nokia OYJ (ADR).............................      2,175             36,040
QUALCOMM, Inc...............................      3,700            117,993
                                                                ----------
                                                                   154,033
                                                                ----------
 TOTAL INFORMATION TECHNOLOGY...............                     2,573,109
                                                                ----------
TELECOMMUNICATION SERVICES (0.4%)
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Vodafone Group plc (ADR)....................      1,750             34,580
                                                                ----------
TOTAL COMMON STOCKS (97.4%)
 (Cost $9,975,565)..........................                     8,818,984
                                                                ----------

                                              PRINCIPAL
                                                AMOUNT
                                              ---------

SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (3.4%)
J.P. Morgan Chase Nassau
 0.79%, 5/1/03
 (Amortized Cost $311,591)..................   $311,591            311,591
                                                                ----------
TOTAL INVESTMENTS (100.8%)
 (Cost/Amortized Cost $10,287,156)..........                     9,130,575
OTHER ASSETS LESS LIABILITIES (-0.8%)                              (73,370)
                                                                ----------
NET ASSETS (100%)...........................                    $9,057,205
                                                                ==========

_________
* Non-income producing.

  Glossary:
  ADR -- American Depositary Receipt

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2003 (Unaudited)
================================================================================
Investment security transactions for the six months ended April 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ............. $  1,674,470
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .............    1,076,125

As of April 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .................... $    353,264
Aggregate gross unrealized depreciation ....................   (1,509,845)
                                                             ------------
Net unrealized depreciation ................................ $ (1,156,581)
                                                             ============
Federal income tax cost of investments ..................... $ 10,287,156
                                                             ============

For the six months ended April 30, 2003, the Fund incurred approximately $58 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $774,412 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (Unaudited)

================================================================================
                                                      NUMBER
                                                        OF               VALUE
                                                      SHARES            (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.9%)
APPAREL RETAIL (0.6%)
TJX Cos., Inc. ....................................     3,220        $    61,985
                                                                     -----------
AUTO COMPONENTS (0.6%)
Autoliv, Inc. .....................................       625             15,188
Dana Corp. ........................................     1,300             12,077
Delphi Corp. ......................................       800              6,720
Lear Corp.* .......................................       425             16,889
Magna International, Inc., Class A ................       250             14,658
                                                                     -----------
                                                                          65,532
                                                                     -----------
CASINOS & GAMING (0.4%)
MGM Mirage, Inc.* .................................     1,620             46,040
                                                                     -----------
COMPUTER & ELECTRONICS RETAIL (0.4%)
Best Buy Co., Inc.* ...............................     1,200             41,496
                                                                     -----------
DEPARTMENT STORES (0.6%)
Federated Department Stores, Inc.* ................       500             15,310
May Department Stores Co. .........................       875             18,918
Sears, Roebuck & Co. ..............................       875             24,797
                                                                     -----------
                                                                          59,025
                                                                     -----------
GENERAL MERCHANDISE STORES (1.3%)
Costco Wholesale Corp.* ...........................     1,565             54,196
Target Corp. ......................................       300             10,032
Wal-Mart Stores, Inc. .............................     1,200             67,584
                                                                     -----------
                                                                         131,812
                                                                     -----------
HOME IMPROVEMENT RETAIL (1.2%)
Home Depot, Inc. ..................................     1,710             48,102
Lowe's Cos., Inc. .................................     1,550             68,030
Sherwin-Williams Co. ..............................       500             13,940
                                                                     -----------
                                                                         130,072
                                                                     -----------
HOTELS (0.7%)
Hilton Hotels Corp. ...............................     5,325             70,929
                                                                     -----------
HOUSEHOLD DURABLES (1.0%)
Black & Decker Corp. ..............................       300             12,375
Fortune Brands, Inc. ..............................       400             19,360
Leggett & Platt, Inc. .............................       975             20,134
Newell Rubbermaid, Inc. ...........................       500             15,240
Pulte Homes, Inc. .................................       375             21,746
Whirlpool Corp. ...................................       250             13,372
                                                                     -----------
                                                                         102,227
                                                                     -----------
INTERNET RETAIL (0.3%)
Hotels.com, Class A* ..............................       500             35,800
                                                                     -----------
MEDIA (7.8%)
AOL Time Warner, Inc.* ............................    10,230            139,946
Cablevision Systems New York Group, Class A* ......     3,168             71,027
Comcast Corp., Class A* ...........................     1,500             47,865
Comcast Corp., Special Class A* ...................     3,900            117,234
Cumulus Media, Inc., Class A* .....................       300              5,172
Fox Entertainment, Inc., Class A* .................     2,800             71,120
Liberty Media Corp., Class A*. ....................    11,163            122,793
Metro-Goldwyn-Mayer, Inc.* ........................     1,750             19,513
USA Interactive* ..................................     3,200             95,840
Viacom, Inc., Class B* ............................     2,820            122,416
                                                                     -----------
                                                                         812,926
                                                                     -----------
PHOTOGRAPHIC PRODUCTS (0.1%)
Eastman Kodak Co. .................................       500             14,955
                                                                     -----------
RESTAURANTS (0.2%)
Wendy's International, Inc. .......................       525             15,246
                                                                     -----------
SPECIALTY STORES (0.4%)
AutoNation, Inc.* .................................       700              9,695
Staples, Inc.* ....................................     1,660             31,606
                                                                     -----------
                                                                          41,301
                                                                     -----------
TEXTILES & APPAREL (0.3%)
Jones Apparel Group, Inc.* ........................       625             17,825
Liz Claiborne, Inc. ...............................       500             16,265
                                                                     -----------
                                                                          34,090
                                                                     -----------
 TOTAL CONSUMER DISCRETIONARY .....................                    1,663,436
                                                                     -----------
CONSUMER STAPLES (4.4%)
BEVERAGES (1.3%)
Anheuser-Busch Cos., Inc. .........................     1,420             70,830
Coca-Cola Co. .....................................       400             16,160
PepsiCo, Inc. .....................................     1,075             46,526
                                                                     -----------
                                                                         133,516
                                                                     -----------
FOOD PRODUCTS (1.2%)
Altria Group, Inc. ................................     1,425             43,833
Archer-Daniels-Midland Co. ........................     1,475             16,343
ConAgra Foods, Inc. ...............................       875             18,375
Sara Lee Corp. ....................................       500              8,390
Tyson Foods, Inc., Class A ........................     1,250             12,037
UST, Inc. .........................................       700             21,931
                                                                     -----------
                                                                         120,909
                                                                     -----------
FOOD RETAIL (0.0%)
Albertson's, Inc. .................................       175              3,476
                                                                     -----------
HOUSEHOLD PRODUCTS (1.9%)
Colgate-Palmolive Co. .............................     1,125             64,316
Kimberly-Clark Corp. ..............................     1,700             84,609
Procter & Gamble Co. ..............................       575             51,664
                                                                     -----------
                                                                         200,589
                                                                     -----------
 TOTAL CONSUMER STAPLES ...........................                      458,490
                                                                     -----------
ENERGY (8.0%)
INTEGRATED OIL & GAS (4.6%)
Amerada Hess Corp. ................................       400             18,060
BP plc (ADR) ......................................     1,600             61,664
ChevronTexaco Corp. ...............................       675             42,397
ConocoPhillips ....................................       583             29,325
Exxon Mobil Corp. .................................     5,735            201,872
Marathon Oil Co. ..................................     4,400            100,188
Occidental Petroleum Corp. ........................       725             21,641
Reliant Resources, Inc.* ..........................     1,200              6,744
                                                                     -----------
                                                                         481,891
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES (1.1%)
El Paso Corp. .....................................     9,900             74,250
Halliburton Co. ...................................     1,830             39,180
                                                                     -----------
                                                                         113,430
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION (2.2%)
Anadarko Petroleum Corp. ..........................     2,500            111,000
Unocal Corp. ......................................     4,200            116,340
                                                                     -----------
                                                                         227,340
                                                                     -----------
OIL & GAS REFINING & MARKETING (0.1%)
Valero Energy Corp. ...............................       475             17,456
                                                                     -----------
 TOTAL ENERGY .....................................                      840,117
                                                                     -----------
FINANCIALS (24.3%)
BANKS (8.0%)
AmSouth Bancorp ...................................       950             19,998
Bank of America Corp. .............................       825             61,091
Bank of New York Co., Inc. ........................     6,275            165,974
Bank One Corp. ....................................       875             31,544
Comerica, Inc. ....................................       425             18,492
FleetBoston Financial Corp. .......................     1,075             28,509
Golden West Financial Corp. .......................       325             24,511
Huntington Bancshares, Inc. .......................     1,025             19,947
KeyCorp ...........................................       825             19,891
National City Corp. ...............................       850             25,466

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)

================================================================================
                                                      NUMBER
                                                        OF               VALUE
                                                      SHARES            (NOTE 1)
--------------------------------------------------------------------------------
Regions Financial Corp. ...........................       625        $    21,069
SouthTrust Corp. ..................................     1,200             32,233
SunTrust Banks, Inc. ..............................       375             21,457
U.S. Bancorp ......................................     1,625             35,994
Union Planters Corp. ..............................       375             10,703
Wachovia Corp. ....................................     1,025             39,165
Washington Mutual, Inc. ...........................     3,775            149,112
Wells Fargo & Co. .................................     2,375            114,617
                                                                     -----------
                                                                         839,773
                                                                     -----------
DIVERSIFIED FINANCIALS (10.5%)
American Express Co. ..............................     1,555             58,872
Bear Stearns Co., Inc. ............................       350             23,394
Charles Schwab Corp. ..............................     5,015             43,279
Citigroup, Inc. ...................................     1,950             76,537
Countrywide Financial Corp. .......................       375             25,350
E*TRADE Group, Inc.* ..............................    10,000             55,000
Fannie Mae ........................................     3,230            233,820
Freddie Mac .......................................       550             31,845
Goldman Sachs Group, Inc. .........................       400             30,360
J.P. Morgan Chase & Co. ...........................       150              4,403
Lehman Brothers Holdings, Inc. ....................       375             23,614
MBNA Corp. ........................................     6,250            118,125
Moody's Corp. .....................................       320             15,453
Morgan Stanley ....................................     5,345            239,189
SLM Corp. .........................................     1,085            121,520
                                                                     -----------
                                                                       1,100,761
                                                                     -----------
INSURANCE (5.3%)
Allstate Corp. ....................................     3,320            125,463
American International Group, Inc. ................       550             31,872
Aon Corp. .........................................       375              8,310
Chubb Corp. .......................................     1,700             89,913
John Hancock Financial Services. ..................       700             20,314
Marsh & McLennan Cos., Inc. .......................     1,260             60,077
MBIA, Inc. ........................................     1,300             58,110
Metlife, Inc. .....................................       925             26,575
MGIC Investment Corp. .............................       275             12,501
PartnerRe Ltd. ....................................       150              8,025
Prudential Financial, Inc. ........................     3,000             95,910
Travelers Property Casualty Corp., Class A ........     1,138             18,470
Travelers Property Casualty Corp., Class B ........        79              1,284
                                                                     -----------
                                                                         556,824
                                                                     -----------
REAL ESTATE (0.5%)
Boston Properties, Inc. (REIT) ....................     1,300             50,960
                                                                     -----------
 TOTAL FINANCIALS .................................                    2,548,318
                                                                     -----------
HEALTH CARE (14.8%)
BIOTECHNOLOGY (2.4%)
Amgen, Inc.* ......................................     1,495             91,658
Genentech, Inc.* ..................................     1,130             42,929
Genzyme Corp. - General Division* .................     2,850            114,798
                                                                     -----------
                                                                         249,385
                                                                     -----------
HEALTH CARE EQUIPMENT & SERVICES (4.7%)
Aetna, Inc. .......................................       450             22,410
Caremark Rx, Inc.* ................................     7,000            139,370
CIGNA Corp. .......................................       400             20,920
Health Management Associates, Inc., Class A .......     7,100            121,126
Health Net, Inc.* .................................       675             17,611
Humana, Inc.* .....................................     1,100             12,155
McKesson HBOC, Inc. ...............................     1,050             29,127
Medtronic, Inc. ...................................       150              7,161
Oxford Health Plans,  Inc.* .......................       400             11,708
Quest Diagnostics, Inc.* ..........................       600             35,850
Wellpoint Health Networks, Inc.* ..................       980             74,421
                                                                     -----------
                                                                         491,859
                                                                     -----------
PHARMACEUTICALS (7.7%)
Abbott Laboratories ...............................     1,075             43,677
Bristol-Myers Squibb Co. ..........................       650             16,601
Eli Lilly & Co. ...................................       300             19,146
Forest Laboratories, Inc.* ........................       525             27,153
GlaxoSmithKline plc (ADR) .........................       400             16,208
Johnson & Johnson .................................     1,860            104,830
Merck & Co., Inc. .................................     1,200             69,816
Pfizer, Inc. ......................................    10,885            334,714
Wyeth .............................................     4,000            174,120
                                                                     -----------
                                                                         806,265
                                                                     -----------
 TOTAL HEALTH CARE ................................                    1,547,509
                                                                     -----------
INDUSTRIALS (5.6%)
AEROSPACE & DEFENSE (0.2%)
General Dynamics Corp. ............................       195             12,104
Goodrich Corp. ....................................       600              8,442
                                                                     -----------
                                                                          20,546
                                                                     -----------
AIR FREIGHT & COURIERS (0.1%)
United Parcel Service, Inc., Class B                      200             12,424
                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES (2.3%)
Automatic Data Processing, Inc. ...................       485             16,311
Deluxe Corp. ......................................       250             11,002
DoubleClick, Inc.* ................................     3,900             33,540
First Data Corp. ..................................     2,900            113,767
Pitney Bowes, Inc. ................................       300             10,533
Weight Watchers International, Inc.* ..............     1,220             57,316
                                                                     -----------
                                                                         242,469
                                                                     -----------
CONSTRUCTION & ENGINEERING (0.1%)
Crane Co. .........................................       400              7,812
                                                                     -----------
ELECTRICAL EQUIPMENT (0.3%)
Cooper Industries Ltd., Class A ...................       475             17,622
Hubbell, Inc., Class B ............................       400             12,840
                                                                     -----------
                                                                          30,462
                                                                     -----------
INDUSTRIAL CONGLOMERATES (1.2%)
General Electric Co. ..............................     4,315            127,077
                                                                     -----------
MACHINERY (0.4%)
Eaton Corp. .......................................       200             16,414
Ingersoll-Rand Co., Class A .......................       250             11,020
Parker-Hannifin Corp. .............................       450             18,306
                                                                     -----------
                                                                          45,740
                                                                     -----------
RAILROADS (0.8%)
Burlington Northern Santa Fe Corp. ................       800             22,528
CSX Corp. .......................... ..............       650             20,787
Norfolk Southern Corp. ............................       975             20,680
Union Pacific Corp. ...............................       300             17,856
                                                                     -----------
                                                                          81,851
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Genuine Parts Co. .................................       525             16,784
                                                                     -----------
 TOTAL INDUSTRIALS ................................                      585,165
                                                                     -----------
INFORMATION TECHNOLOGY (16.3%)
APPLICATION SOFTWARE (1.0%)
Electronic Arts, Inc.* ............................     1,845            109,353
                                                                     -----------
COMPUTER HARDWARE (2.3%)
Dell Computer Corp.* ..............................     2,340             67,649
Hewlett-Packard Co. ...............................     7,935            129,341
International Business Machines Corp. .............       500             42,450
                                                                     -----------
                                                                         239,440
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS (0.4%)
Lexmark International, Inc.* ......................       520             38,745

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)

================================================================================
                                                     NUMBER
                                                       OF               VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
Quantum Corp.* ...................................      900        $     3,105
                                                                   -----------
                                                                        41,850
                                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
Arrow Electronics, Inc.* .........................      500              8,440
Avnet, Inc.* .....................................      500              6,375
Flextronics International Ltd.*...................    3,615             31,631
Solectron Corp.* .................................    4,400             14,036
Tech Data Corp.* .................................      375              9,000
                                                                   -----------
                                                                        69,482
                                                                   -----------
IT CONSULTING & SERVICES (1.8%)
Affiliated Computer Services, Inc.,
 Class A*.........................................    1,950             93,015
Electronic Data Systems Corp. ....................    5,300             96,195
                                                                   -----------
                                                                       189,210
                                                                   -----------
NETWORKING EQUIPMENT (1.3%)
Cisco Systems, Inc.* .............................    9,350            140,624
                                                                   -----------
SEMICONDUCTOR EQUIPMENT (0.6%)
Applied Materials, Inc.* .........................    4,755             69,423
                                                                   -----------
SEMICONDUCTORS (1.2%)
Intel Corp. ......................................    1,500             27,600
Linear Technology Corp. ..........................    1,820             62,735
Texas Instruments, Inc. ..........................    1,765             32,635
                                                                   -----------
                                                                       122,970
                                                                   -----------
SYSTEMS SOFTWARE (4.1%)
Microsoft Corp. ..................................   13,120            335,479
Oracle Corp.*  ...................................    4,575             54,351
VERITAS Software Corp.* ..........................    1,715             37,747
                                                                   -----------
                                                                       427,577
                                                                   -----------
TELECOMMUNICATIONS EQUIPMENT (2.9%)
ADC Telecommunications, Inc.* ....................    5,100             12,179
Amdocs Ltd.* .....................................    6,100            107,726
Corning, Inc.* ...................................    5,100             27,642
Nokia OYJ  (ADR) .................................    4,855             80,447
Nortel Networks Corp.* ...........................   12,700             32,766
QUALCOMM, Inc. ...................................      810             25,831
Tellabs, Inc.* ...................................    2,200             13,596
                                                                   -----------
                                                                       300,187
                                                                   -----------
 TOTAL INFORMATION TECHNOLOGY  ...................                   1,710,116
                                                                   -----------
MATERIALS (1.6%)
CHEMICALS (1.3%)
Ashland, Inc. ....................................      475             14,084
Dow Chemical Co. .................................      900             29,376
Du Pont (E.I.) de Nemours & Co. ..................      750             31,897
FMC Corp.* .......................................      300              5,436
Lubrizol Corp. ...................................      575             18,176
Lyondell Chemical Co. ............................    1,100             16,005
PPG Industries, Inc. .............................      400             19,404
                                                                   -----------
                                                                       134,378
                                                                   -----------
CONTAINERS & PACKAGING (0.1%)
Smurfit-Stone Container Corp.* ...................      750             10,552
                                                                   -----------
PAPER & FOREST PRODUCTS (0.2%)
Georgia-Pacific Corp. ............................      600              9,264
MeadWestvaco Corp. ...............................      600             14,154
                                                                   -----------
                                                                        23,418
                                                                   -----------
 TOTAL MATERIALS .................................                     168,348
                                                                   -----------
TELECOMMUNICATION SERVICES (2.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
AT&T Corp. .......................................    1,530             26,086
BellSouth Corp. ..................................    1,450             36,960
Qwest Communications International,
 Inc.* ...........................................    4,150             15,646
SBC Communications, Inc. .........................    2,150             50,224
Sprint Corp. (FON Group) .........................    1,700             19,567
Verizon Communications, Inc. .....................      550             20,559
                                                                   -----------
                                                                       169,042
                                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
AT&T Wireless Services, Inc.* ....................    3,800             24,548
Sprint Corp. (PCS Group)* ........................    3,900             13,650
                                                                   -----------
                                                                        38,198
                                                                   -----------
 TOTAL TELECOMMUNICATION SERVICES ................                     207,240
                                                                   -----------
UTILITIES (1.4%)
ELECTRIC UTILITIES (1.1%)
Allegheny Energy, Inc. ...........................      600              4,980
Ameren Corp. .....................................      525             21,514
American Electric Power Co. ......................      675             17,807
Consolidated Edison, Inc. ........................      150              5,831
Constellation Energy Group, Inc. .................      650             19,032
Entergy Corp. ....................................      500             23,305
PPL Corp. ........................................      625             22,625
                                                                   -----------
                                                                       115,094
                                                                   -----------
GAS UTILITIES (0.2%)
Sempra Energy. ...................................      700             18,788
                                                                   -----------
MULTI - UTILITIES (0.1%)
Alliant Energy Corp. .............................      600             10,536
                                                                   -----------
 TOTAL UTILITIES .................................                     144,418
                                                                   -----------
TOTAL COMMON STOCKS (94.3%)
 (Cost $10,366,918) ..............................                   9,873,157
                                                                   -----------

                                    PRINCIPAL
                                     AMOUNT
                                   -----------

SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (4.5%)
 J.P. Morgan Chase Nassau
     0.79%, 5/1/03 ............................... $470,410            470,410
                                                                   -----------
U.S. GOVERNMENT AGENCY (1.9%)
 Student Loan Marketing Association                 200,000            199,993
 (Discount Note), 5/1/03 .........................                 -----------
TOTAL SHORT-TERM DEBT SECURITIES (6.4%)
 (Amortized Cost $670,403) .......................                     670,403
                                                                   -----------
TOTAL INVESTMENTS (100.7%)
 (Cost/Amortized Cost $11,037,321) ...............                  10,543,560
OTHER ASSETS LESS LIABILITIES (-0.7%)                                  (69,915)
                                                                   -----------
NET ASSETS (100%) ................................                 $10,473,645
                                                                   ===========
__________
*    Non-income producing.

     Glossary:
     ADR -- American Depositary Receipt
     REIT -- Real Estate Invesment Trust

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2003 (Unaudited)

================================================================================
Investment security transactions for the six months ended April 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .................... $ 3,469,806
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ....................   2,633,405

As of April 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................... $   531,372
Aggregate gross unrealized depreciation ...........................  (1,025,133)
                                                                    -----------
Net unrealized depreciation ....................................... $  (493,761)
                                                                    ===========
Federal income tax cost of investments ............................ $11,037,321
                                                                    ===========

For the six months ended April 30, 2003, the Fund incurred approximately $1,546 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $831,395 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (Unaudited)

================================================================================
                                                      NUMBER
                                                        OF              VALUE
                                                      SHARES           (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.7%)
AUTO COMPONENTS (0.3%)
Johnson Controls, Inc. ...........................        400         $   32,896
                                                                      ----------
AUTOMOBILES (0.5%)
Harley-Davidson, Inc. ............................      1,200             53,328
                                                                      ----------
DEPARTMENT STORES (0.1%)
Sears, Roebuck & Co. .............................        500             14,170
                                                                      ----------
GENERAL MERCHANDISE STORES (1.4%)
Target Corp ......................................      4,017            134,328
                                                                      ----------
HOME IMPROVEMENT RETAIL (0.1%)
Home Depot, Inc. .................................        450             12,659
                                                                      ----------
HOTELS (0.8%)
Carnival Corp ....................................      2,450             67,595
Starwood Hotels & Resorts
 Worldwide, Inc. .................................        300              8,052
                                                                      ----------
                                                                          75,647
                                                                      ----------
MEDIA (7.2%)
AOL Time Warner, Inc.* ...........................      2,650             36,252
Clear Channel Communications, Inc.* ..............      2,550             99,731
Comcast Corp., Special Class A* ..................      1,300             39,078
COX Communications, Inc., Class A* ...............        700             23,170
Gannett Co., Inc. ................................        870             65,877
Liberty Media Corp., Class A* ....................     18,750            206,250
Reed Elsevier plc. ...............................      5,870             46,815
Tribune Co. ......................................        650             31,837
Viacom, Inc., Class B* ...........................      3,120            135,439
Walt Disney Co. ..................................      1,590             29,669
                                                                      ----------
                                                                         714,118
                                                                      ----------
TEXTILES & APPAREL (0.3%)
Mohawk Industries, Inc.* .........................        200             11,094
Nike, Inc., Class B ..............................        270             14,453
                                                                      ----------
                                                                          25,547
                                                                      ----------
 TOTAL CONSUMER DISCRETIONARY ....................                     1,062,693
                                                                      ----------
CONSUMER STAPLES (9.3%)
BEVERAGES (4.1%)
Anheuser-Busch Cos., Inc. ........................      1,100             54,868
Diageo plc. ......................................      1,630             18,080
Diageo plc (ADR) .................................      3,300            146,883
PepsiCo, Inc. ....................................      4,390            189,999
                                                                      ----------
                                                                         409,830
                                                                      ----------
FOOD PRODUCTS (3.2%)
Altria Group, Inc. ...............................      4,670            143,649
Archer-Daniels-Midland Co. .......................      3,940             43,655
Del Monte Foods Co.* .............................        267              2,123
H.J. Heinz Co. ...................................        740             22,111
Kellogg Co. ......................................      2,320             75,957
Loews Corp.- Carolina Group.......................      1,200             22,056
Smucker (J.M.) Co ................................        150              5,449
                                                                      ----------
                                                                         315,000
                                                                      ----------
FOOD RETAIL (0.4%)
Kroger Co.* ......................................      1,750             25,025
Safeway, Inc.* ...................................        920             15,290
                                                                      ----------
                                                                          40,315
                                                                      ----------
HOUSEHOLD PRODUCTS (1.1%)
Colgate-Palmolive Co. ............................        190             10,863
Kimberly-Clark Corp. .............................        930             46,286
Procter & Gamble Co. .............................        565             50,765
                                                                      ----------
                                                                         107,914
                                                                      ----------
PERSONAL PRODUCTS (0.5%)
Avon Products, Inc. ..............................        870             50,608
                                                                      ----------
 TOTAL CONSUMER STAPLES ..........................                       923,667
                                                                      ----------
ENERGY (12.3%)
INTEGRATED OIL & GAS (9.9%)
BP plc (ADR) .....................................      3,070            118,318
ChevronTexaco Corp. ..............................        900             56,529
ConocoPhillips ...................................      5,731            288,269
EnCana Corp. .....................................      3,900            128,310
Exxon Mobil Corp. ................................      4,780            168,256
National Fuel Gas Co. ............................      1,080             25,337
Occidental Petroleum Corp. .......................      5,700            170,145
TotalFinaElf S.A. (ADR) ..........................        390             25,623
                                                                      ----------
                                                                         980,787
                                                                      ----------
OIL & GAS DRILLING (0.5%)
Noble Corp.* .....................................        980             30,331
Transocean, Inc.* ................................      1,100             20,955
                                                                      ----------
                                                                          51,286
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES (0.6%)
Baker Hughes, Inc. ...............................        670             18,760
Schlumberger Ltd. ................................        940             39,414
                                                                      ----------
                                                                          58,174
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION (1.3%)
Anadarko Petroleum Corp. .........................        705             31,302
Devon Energy Corp. ...............................        470             22,207
Equitable Resources, Inc. ........................        190              7,300
Kerr-McGee Corp. .................................        800             33,688
Unocal Corp. .....................................      1,080             29,916
                                                                      ----------
                                                                         124,413
                                                                      ----------
 TOTAL ENERGY ....................................                     1,214,660
                                                                      ----------
FINANCIALS (28.4%)
BANKS (10.1%)
Bank of America Corp. ............................      4,430            328,041
Bank One Corp. ...................................      6,680            240,814
FleetBoston Financial Corp. ......................      2,190             58,079
Mellon Financial Corp. ...........................      2,440             64,538
National City Corp. ..............................      1,100             32,956
SouthTrust Corp. .................................      1,180             31,696
SunTrust Banks, Inc. .............................      1,000             57,220
Wachovia Corp. ...................................      1,360             51,966
Washington Mutual, Inc. ..........................        500             19,750
Wells Fargo & Co. ................................      2,300            110,998
                                                                      ----------
                                                                         996,058
                                                                      ----------
DIVERSIFIED FINANCIALS (10.8%)
American Express Co. .............................        220              8,329
Citigroup, Inc. ..................................     11,520            452,160
Fannie Mae .......................................      2,275            164,687
Freddie Mac ......................................        570             33,003
Goldman Sachs Group, Inc. ........................        720             54,648
J.P. Morgan Chase & Co. ..........................      5,900            173,165
MBNA Corp. .......................................      3,250             61,425
Merrill Lynch & Co., Inc. ........................      1,970             80,869
Morgan Stanley ...................................      1,000             44,750
                                                                      ----------
                                                                       1,073,036
                                                                      ----------
INSURANCE (7.4%)
Ace Ltd. .........................................      1,700             56,236
Allstate Corp. ...................................      1,550             58,574
American International Group, Inc. ...............      4,600            266,570
Chubb Corp. ......................................        330             17,454
Hartford Financial Services Group, Inc. ..........        450             18,342
Metlife, Inc. ....................................      3,150             90,499
PMI Group, Inc. ..................................      1,200             36,984
Safeco Corp. .....................................        220              8,472
St. Paul Cos., Inc. ..............................        450             15,453
Travelers Property Casualty Corp.,
 Class A .........................................     10,337            167,770
                                                                      ----------
                                                                         736,354
                                                                      ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)
================================================================================
                                                      NUMBER
                                                        OF              VALUE
                                                      SHARES           (NOTE 1)
--------------------------------------------------------------------------------
REAL ESTATE (0.1%)
Equity Office Properties Trust (REIT) ............        300         $    7,791
                                                                      ----------
 TOTAL FINANCIALS ................................                     2,813,239
                                                                      ----------
HEALTH CARE (10.9%)
HEALTH CARE EQUIPMENT & SERVICES (3.3%)
Cardinal Health, Inc. ............................        450             24,876
HCA, Inc. ........................................      6,100            195,810
Tenet Healthcare Corp.* ..........................      1,800             26,712
Wellpoint Health Networks, Inc.* .................      1,000             75,940
                                                                      ----------
                                                                         323,338
                                                                      ----------
PHARMACEUTICALS (7.6%)
Abbott Laboratories ..............................        420             17,065
Eli Lilly & Co. ..................................        420             26,804
Johnson & Johnson ................................        700             39,452
Novartis AG (Registered) .........................        950             37,473
Pfizer, Inc. .....................................     10,180            313,035
Schering-Plough Corp. ............................      3,360             60,816
Wyeth ............................................      6,050            263,357
                                                                      ----------
                                                                         758,002
                                                                      ----------
 TOTAL HEALTH CARE ...............................                     1,081,340
                                                                      ----------
INDUSTRIALS (8.1%)
AEROSPACE & DEFENSE (1.3%)
Goodrich Corp. ...................................        900             12,663
Northrop Grumman Corp. ...........................        360             31,662
United Technologies Corp. ........................      1,294             79,982
                                                                      ----------
                                                                         124,307
                                                                      ----------
BUILDING PRODUCTS (0.2%)
American Standard Cos., Inc.* ....................        200             14,238
                                                                      ----------
COMMERCIAL SERVICES & SUPPLIES (1.9%)
Automatic Data Processing, Inc. ..................        260              8,744
Cendant Corp.* ...................................      6,500             92,820
First Data Corp. .................................      2,200             86,306
                                                                      ----------
                                                                         187,870
                                                                      ----------
ELECTRICAL EQUIPMENT (0.0%)
Cooper Industries Ltd., Class A ..................        100              3,710
                                                                      ----------
INDUSTRIAL CONGLOMERATES (1.4%)
3M Co. ...........................................         50              6,302
General Electric Co. .............................      3,600            106,020
Tyco International Ltd. ..........................      1,400             21,840
                                                                      ----------
                                                                         134,162
                                                                      ----------
MACHINERY (1.1%)
Caterpillar, Inc. ................................        340             17,884
Deere & Co. ......................................      1,550             68,247
SPX Corp.* .......................................        800             27,040
                                                                      ----------
                                                                         113,171
                                                                      ----------
RAILROADS (2.2%)
Burlington Northern Santa Fe Corp. ...............        500             14,080
Canadian National Railway Co. ....................         64              3,112
Union Pacific Corp. ..............................      3,440            204,749
                                                                      ----------
                                                                         221,941
                                                                      ----------
 TOTAL INDUSTRIALS ...............................                       799,399
                                                                      ----------
INFORMATION TECHNOLOGY (5.4%)
COMPUTER HARDWARE (0.3%)
Hewlett-Packard Co. ..............................      1,600             26,080
International Business Machines Corp. ............        100              8,490
                                                                      ----------
                                                                          34,570
                                                                      ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
Flextronics International Ltd.* ..................      1,310             11,463
Intersil Corp., Class A* .........................      1,000             18,500
Koninklijke (Royal) Philips Electronics
 N.V. (ADR) ......................................      5,400            100,872
Sanmina-SCI Corp.* ...............................      1,600              7,680
Solectron Corp.* .................................      4,200             13,398
Waters Corp.* ....................................        620             14,886
                                                                      ----------
                                                                         166,799
                                                                      ----------
IT CONSULTING & SERVICES (0.1%)
Accenture Ltd., Class A* .........................        410              6,568
                                                                      ----------
NETWORKING EQUIPMENT (0.6%)
Juniper Networks, Inc.* ..........................      5,800             59,276
                                                                      ----------
SEMICONDUCTOR EQUIPMENT (0.4%)
Marvell Technology Group Ltd.* ...................      1,800             41,542
                                                                      ----------
SEMICONDUCTORS (0.7%)
Analog Devices, Inc.* ............................        270              8,942
Intel Corp. ......................................      1,170             21,528
Micron Technology, Inc.* .........................        900              7,650
Texas Instruments, Inc. ..........................      1,450             26,811
                                                                      ----------
                                                                          64,931
                                                                      ----------
SYSTEMS SOFTWARE (0.7%)
Microsoft Corp. ..................................      1,080             27,616
VERITAS Software Corp.* ..........................      2,100             46,221
                                                                      ----------
                                                                          73,837
                                                                      ----------
TELECOMMUNICATIONS EQUIPMENT (0.9%)
Motorola, Inc. ...................................      2,880             22,781
Nokia OYJ (ADR) ..................................      3,750             62,137
                                                                      ----------
                                                                          84,918
                                                                      ----------
 TOTAL INFORMATION TECHNOLOGY ....................                       532,441
                                                                      ----------
MATERIALS (4.1%)
CHEMICALS (2.6%)
Air Products & Chemicals, Inc. ...................        940             40,486
Dow Chemical Co. .................................      1,130             36,883
Du Pont (E.I.) de Nemours & Co. ..................      1,200             51,036
Lyondell Chemical Co. ............................      1,970             28,663
PPG Industries, Inc. .............................        730             35,412
Praxair, Inc. ....................................        245             14,230
Syngenta AG ......................................        970             50,063
                                                                      ----------
                                                                         256,773
                                                                      ----------
CONTAINERS & PACKAGING (0.2%)
Smurfit-Stone Container Corp.* ...................      1,230             17,306
                                                                      ----------
METALS & MINING (0.7%)
Alcan, Inc. ......................................        490             14,377
Alcoa, Inc. ......................................      1,820             41,732
Phelps Dodge Corp.* ..............................        580             18,090
                                                                      ----------
                                                                          74,199
                                                                      ----------
PAPER & FOREST PRODUCTS (0.6%)
Bowater, Inc. ....................................        410             15,961
International Paper Co. ..........................      1,190             42,543
                                                                      ----------
                                                                          58,504
                                                                      ----------
 TOTAL MATERIALS .................................                       406,782
                                                                      ----------
TELECOMMUNICATION SERVICES (3.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
AT&T Corp. .......................................      3,668             62,539
BellSouth Corp. ..................................      3,150             80,294
SBC Communications, Inc. .........................      3,370             78,723
Sprint Corp. (FON Group) .........................      2,800             32,228
Verizon Communications, Inc. .....................        770             28,783
                                                                      ----------
                                                                         282,567
                                                                      ----------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Nextel Communications, Inc., Class A* ............      1,100             16,269
                                                                      ----------
 TOTAL TELECOMMUNICATION SERVICES ................                       298,836
                                                                      ----------
UTILITIES (4.2%)
ELECTRIC UTILITIES (3.8%)
Constellation Energy Group, Inc. .................      1,100             32,208
Entergy Corp. ....................................        400             18,644

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2003 (Unaudited)
==========================================================================
                                               NUMBER
                                                 OF               VALUE
                                               SHARES           (NOTE 1)
--------------------------------------------------------------------------
FPL Group, Inc. ............................       570         $   34,696
NSTAR. .....................................       700             30,240
PPL Corp. ..................................       260              9,412
Public Service Enterprise Group, Inc. ......     6,000            230,820
TXU Corp. ..................................     1,000             19,920
                                                               ----------
                                                                  375,940
                                                               ----------
GAS UTILITIES (0.2%)
KeySpan Corp. ..............................       420             14,226
WGL Holdings, Inc. .........................       350              9,443
                                                               ----------
                                                                   23,669
                                                               ----------
MULTI - UTILITIES (0.2%)
Energy East Corp. ..........................     1,020             18,584
                                                               ----------
 TOTAL UTILITIES ...........................                      418,193
                                                               ----------
TOTAL COMMON STOCKS (96.4%)
 (Cost $9,813,951) .........................                    9,551,250
                                                               ----------
CONVERTIBLE PREFERRED STOCKS:
FINANCIALS (0.2%)
INSURANCE (0.2%)
Chubb Corp., 7.00% .........................       200              4,820
Travelers Property Casualty Corp.,
 4.50% .....................................       440             10,780
                                                               ----------
                                                                   15,600
                                                               ----------
INDUSTRIALS (0.0%)
AEROSPACE & DEFENSE (0.0%)
Northrop Grumman Corp., 7.25% ..............        30              3,068
                                                               ----------
INFORMATION TECHNOLOGY (0.2%)
TELECOMMUNICATIONS EQUIPMENT (0.2%)
Motorola, Inc., 7.00% ......................       520             15,085
                                                               ----------
UTILITIES (0.1%)
ELECTRIC UTILITIES (0.1%)
TXU Corp., 8.75% ...........................       400             11,992
                                                               ----------
TOTAL CONVERTIBLE PREFERRED STOCKS (0.5%)
 (Cost $64,779) ............................                       45,745
                                                               ----------
                                              PRINCIPAL
                                               AMOUNT
                                              ---------

SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (2.4%)
J.P. MORGAN CHASE NASSAU
 0.79%, 5/1/03
 (Amortized Cost $235,765) .................  $235,765            235,765
                                                               ----------
TOTAL INVESTMENTS (99.3%)
 (Cost/Amortized Cost $10,114,495) .........                    9,832,760

OTHER ASSETS LESS LIABILITIES (0.7%) .......                       70,794
                                                               ----------
NET ASSETS (100%) ..........................                   $9,903,554
                                                               ==========

_________
* Non-income producing.

  Glossary:
  ADR -- American Depositary Receipt
  REIT -- Real Estate Investment Trust

Investment security transactions for the six months ended April 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ................   $ 6,275,304
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ................     6,059,815

As of April 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .......................   $   476,983
Aggregate gross unrealized depreciation .......................      (758,718)
                                                                  -----------
Net unrealized depreciation ...................................   $  (281,735)
                                                                  ===========
Federal income tax cost of investments ........................   $10,114,495
                                                                  ===========

For the six months ended April 30, 2003, the Fund incurred approximately $615 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $796,825 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (Unaudited)
==========================================================================
                                               NUMBER
                                                 OF               VALUE
                                               SHARES           (NOTE 1)
--------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.4%)
APPAREL RETAIL (1.0%)
Abercrombie & Fitch Co., Class A* .....             700        $   23,016
Chico's FAS, Inc.* ....................           1,500            36,510
Ross Stores, Inc. .....................             725            27,477
                                                               ----------
                                                                   87,003
                                                               ----------
AUTOMOBILES (0.4%)
Group 1 Automotive, Inc.* .............             800            22,008
Sonic Automotive, Inc.* ...............           1,000            17,250
                                                               ----------
                                                                   39,258
                                                               ----------
CASINOS & GAMING (0.9%)
Alliance Gaming Corp.* ................           1,500            23,955
Station Casinos, Inc.* ................           2,600            56,186
                                                               ----------
                                                                   80,141
                                                               ----------
CATALOG RETAIL (1.0%)
J. Jill Group, Inc.* ..................             700            10,045
MSC Industrial Direct Co., Class A* ...           2,600            48,100
Valuevision International, Inc.,
    Class A* ..........................           2,100            26,649
                                                               ----------
                                                                   84,794
                                                               ----------
COMPUTER & ELECTRONICS RETAIL (1.1%)
GameStop Corp.* .......................           1,500            17,925
Harman International Industries, Inc. .           1,075            71,584
Ultimate Electronics, Inc.* ...........           1,100             9,295
                                                               ----------
                                                                   98,804
                                                               ----------
GENERAL MERCHANDISE STORES (0.8%)
Dollar Tree Stores, Inc.* .............           1,600            40,720
Family Dollar Stores, Inc. ............             950            32,480
                                                               ----------
                                                                   73,200
                                                               ----------
HOUSEHOLD DURABLES (0.3%)
Cost Plus, Inc.* ......................             750            23,048
                                                               ----------
LEISURE FACILITIES (0.7%)
International Game Technology* ........             325            28,048
Regal Entertainment Group, Class A ....           1,900            37,240
                                                               ----------
                                                                   65,288
                                                               ----------
LEISURE PRODUCTS (0.5%)
Leapfrog Enterprises, Inc.* ...........           1,500            40,050
                                                               ----------
MEDIA (3.8%)
Cablevision Systems New York Group,
 Class A* .............................           2,300            51,566
Cox Radio, Inc., Class A* .............           1,700            38,777
Entercom Communications Corp.* ........             800            38,872
Lamar Advertising Co.* ................             875            31,430
Macrovision Corp.* ....................           1,400            24,738
Mediacom Communications Corp.* ........           3,600            35,964
Radio One, Inc., Class D* .............           3,300            50,490
TMP Worldwide, Inc.* ..................           1,750            29,347
Univision Communications, Inc.,
 Class A* .............................           1,075            32,551
                                                               ----------
                                                                  333,735
                                                               ----------
PHOTOGRAPHIC PRODUCTS (0.3%)
Scansource, Inc.* .....................           1,500            29,865
                                                               ----------
RESTAURANTS (1.0%)
Brinker International, Inc.* ..........           1,925            61,119
Cheesecake Factory, Inc.* .............             500            15,795
Total Entertainment Restaurant Corp.* .           2,000            15,500
                                                               ----------
                                                                   92,414
                                                               ----------
SPECIALTY STORES (2.3%)
Bed Bath & Beyond, Inc.* ..............           2,000            79,020
Hollywood Entertainment Corp.* ........           1,500            26,625
Michaels Stores, Inc.* ................           2,525            78,881
Williams-Sonoma, Inc.* ................             600            15,528
                                                               ----------
                                                                  200,054
                                                               ----------
TEXTILES & APPAREL (0.3%)
Urban Outfitters, Inc.* ...............             800            23,856
                                                               ----------
 TOTAL CONSUMER DISCRETIONARY                                   1,271,510
                                                               ----------
CONSUMER STAPLES (0.4%)
FOOD PRODUCTS (0.4%)
Bunge Ltd. ............................           1,175            32,912
                                                               ----------
ENERGY (4.9%)
INTEGRATED OIL & GAS (0.6%)
Key Energy Services, Inc.* ............           2,250            22,658
Western Gas Resources, Inc. ...........             750            27,510
                                                               ----------
                                                                   50,168
                                                               ----------
OIL & GAS DRILLING (1.2%)
Ensco International, Inc. .............           1,325            33,655
Nabors Industries, Ltd.* ..............           1,150            45,080
Patterson-UTI Energy, Inc.* ...........             850            28,127
                                                               ----------
                                                                  106,862
                                                               ----------
OIL & GAS EQUIPMENT & SERVICES (1.4%)
BJ Services Co.* ......................           1,350            49,288
Cooper Cameron Corp.* .................             800            38,288
Spinnaker Exploration Co.* ............             600            12,840
W-H Energy Services, Inc.* ............           1,500            27,000
                                                               ----------
                                                                  127,416
                                                               ----------
OIL & GAS EXPLORATION & PRODUCTION (1.3%)
Newfield Exploration Co.* .............           1,100            37,829
Pioneer Natural Resources Co.* ........             800            19,136
Pogo Producing Co. ....................             900            35,640
XTO Energy, Inc. ......................           1,316            25,662
                                                               ----------
                                                                  118,267
                                                               ----------
OIL & GAS REFINING & MARKETING (0.4%)
Premcor, Inc.* ........................           1,500            33,435
                                                               ----------
 TOTAL ENERGY .........................                           436,148
                                                               ----------
FINANCIALS (9.0%)
BANKS (2.1%)
Investors Financial Services Corp. ....           1,100            23,991
New York Community Bancorp, Inc. ......           1,875            65,100
Provident Financial Services, Inc.* ...           1,500            25,485
Southwest Bancorporation of
 Texas, Inc.* .........................           1,300            44,174
Sterling Financial Corp.* .............           1,000            23,890
                                                               ----------
                                                                  182,640
                                                               ----------
DIVERSIFIED FINANCIALS (3.0%)
A.G. Edwards, Inc. ....................           1,600            47,728
Affiliated Managers Group, Inc.* ......             800            37,048
Ameritrade Holding Corp.* .............           5,000            25,100
BlackRock, Inc.* ......................             700            31,836
Countrywide Financial Corp. ...........             300            20,280
Doral Financial Corp. .................             875            35,009
E*TRADE Group, Inc.* ..................           4,250            23,375
Friedman Billings Ramsey & Co.,
     Class A. .........................           2,250            24,705
NetBank, Inc. .........................           2,500            24,950
                                                               ----------
                                                                  270,031
                                                               ----------
INSURANCE (3.5%)
Endurance Specialty Holdings, Inc. ....           1,550            42,625
LandAmerica Financial Group, Inc. .....             500            20,535
PMI Group, Inc. .......................           1,750            53,935
ProAssurance Corp.* ...................             850            22,006
Radian Group, Inc. ....................             400            15,880
Renaissance Reinsurance
 Holdings Ltd. ........................           1,575            69,757
Scottish Annuity & Life Holdings Ltd. .           1,250            22,125

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)

=========================================================================
                                                  NUMBER
                                                    OF            VALUE
                                                  SHARES         (NOTE 1)
-------------------------------------------------------------------------
Stancorp Financial Group, Inc.................      600        $   32,220
W.R. Berkley Corp.............................      575            26,703
                                                               ----------
                                                                  305,786
                                                               ----------
INVESTMENT COMPANIES (0.4%)
American Capital Strategies Ltd...............    1,400            33,964
                                                               ----------
 TOTAL FINANCIALS.............................                    792,421
                                                               ----------
HEALTH CARE (19.6%)
BIOTECHNOLOGY (4.2%)
Celgene Corp.*................................      700            18,627
Enzon Pharmaceutical, Inc.*...................    2,500            34,300
Integra LifeSciences Holdings Corp.*..........    1,600            42,704
InterMune, Inc.*..............................    1,100            22,363
Martek Biosciences Corp.*.....................    2,350            79,971
Medicines Co.*................................    2,600            53,430
Neurocrine Biosciences, Inc.*.................      200             9,050
Protein Design Labs, Inc.*....................    1,500            14,895
Regeneration Technologies, Inc.*..............    5,000            49,750
Telik, Inc.*..................................    2,000            26,300
TRC Cos., Inc.*...............................    1,600            18,224
                                                               ----------
                                                                  369,614
                                                               ----------
HEALTH CARE EQUIPMENT & SERVICES (11.1%)
Abgenix, Inc.*................................    2,300            21,850
Accredo Health, Inc.*.........................    2,500            36,925
AMERIGROUP Corp.*.............................      750            21,840
Aradigm Corp.*................................    4,200             4,116
Biomet, Inc...................................    1,400            42,644
Boston Scientific Corp.*......................      750            32,287
Caremark Rx, Inc.*............................    2,975            59,232
Centene Corp.*................................      800            25,628
Coventry Health Care, Inc.*...................      800            32,656
CTI Molecular Imaging, Inc.*..................    1,600            29,376
Cyberonics*...................................    2,200            50,226
Cytyc Corp.*..................................    1,850            24,420
First Health Group Corp.*.....................    1,250            31,313
Guidant Corp.*................................      775            30,217
Henry Schein, Inc.*...........................      700            30,205
LifePoint Hospitals, Inc.*....................    1,200            23,424
Mid Atlantic Medical Services, Inc.*..........    1,000            43,550
Omnicare, Inc.................................    1,700            45,084
OraSure Technologies, Inc.*...................    3,400            21,760
Patterson Dental Co.*.........................      775            31,132
Priority Health Corp., Class B*...............    1,000            22,800
PSS World Medical, Inc.*......................    4,200            25,242
Respironics, Inc.*............................      600            23,052
St. Jude Medical, Inc.*.......................      775            40,656
Stericycle, Inc.*.............................    2,325            91,349
Tanox, Inc.*..................................      400             6,320
Thoratec Corp.*...............................    1,500            20,625
United Surgical Partners
  International, Inc. *.......................    1,250            23,163
United Therapeutics Corp.*....................      400             7,180
VCA Antech, Inc.*.............................    2,000            33,578
WellChoice, Inc.*.............................    1,200            25,560
Wright Medical Group, Inc.*...................    1,300            24,674
                                                               ----------
                                                                  982,084
                                                               ----------
PHARMACEUTICALS (4.3%)
Able Laboratories, Inc.*......................      600            10,116
Adolor Corp.*.................................      300             4,197
Andrx Corp.*..................................    1,100            17,754
Axcan Pharma, Inc.*...........................    2,700            31,428
Barr Laboratories, Inc.*......................      887            49,317
Connetics Corp.*..............................    1,100            18,579
Kos Pharmaceuticals, Inc.*....................      200             4,080
MedImmune, Inc.*..............................      825            29,098
Mylan Laboratories, Inc.......................    1,087            30,729
Novavax, Inc.*................................    6,000            24,000
Pharmaceutical Product
 Development, Inc.*...........................    1,000            26,170
Shire Pharmaceuticals
  Group plc (ADR)*............................    1,000            19,900
Taro Pharmaceuticals Industries Ltd.*.........      600            27,456
Teva Pharmaceutical
 Industries Ltd. (ADR)........................    1,150            53,705
Trimeris, Inc.*...............................      800            35,512
                                                               ----------
                                                                  382,041
                                                               ----------
 TOTAL HEALTH CARE............................                  1,733,739
                                                               ----------
INDUSTRIALS (15.8%)
AEROSPACE & DEFENSE (1.4%)
Alliant Techsystems, Inc.*....................    1,650            88,638
United Defense Industries, Inc.*..............    1,400            34,188
                                                               ----------
                                                                  122,826
                                                               ----------
AIR FREIGHT & COURIERS (0.3%)
UTI Worldwide, Inc............................      850            25,585
                                                               ----------
AIRLINES (1.5%)
Atlantic Coast Airlines Holdings,
 Inc.*........................................    2,000            16,700
JetBlue Airways Corp.*........................    2,012            63,237
Ryanair Holdings plc (ADR)*...................    1,325            52,563
                                                               ----------
                                                                  132,500
                                                               ----------
BUILDING PRODUCTS (0.3%)
Simpson Manufacturing Co., Inc.*..............      800            28,096
                                                               ----------
COMMERCIAL SERVICES & SUPPLIES (7.4%)
Administaff, Inc.*............................    4,500            28,755
Advisory Board Co. (The)*.....................      600            21,972
Apollo Group, Inc., Class A*..................      675            36,584
C.H. Robinson Worldwide, Inc..................      900            33,111
Career Education Corp.*.......................      500            30,065
CheckFree Corp.*..............................    1,100            30,327
Coinstar, Inc.*...............................    1,500            27,435
DoubleClick, Inc.*............................    3,500            30,100
Education Management Corp.*...................      600            29,292
Expeditors International of
 Washington, Inc..............................    1,100            39,995
Iron Mountain, Inc.*..........................    2,400            95,640
Manpower, Inc.................................    3,275           107,682
Philadelphia Suburban Corp....................    1,000            22,650
S1 Corp.*.....................................    6,500            28,600
Strayer Education, Inc........................      600            39,024
Waste Connections, Inc.*......................      600            20,184
Weight Watchers International, Inc.*..........      700            32,886
                                                               ----------
                                                                  654,302
                                                               ----------
CONSTRUCTION & ENGINEERING (0.1%)
Chicago Bridge & Iron Co. N.V.................      700            14,000
                                                               ----------
ELECTRICAL EQUIPMENT (0.6%)
FEI Co.*......................................    1,750            32,008
Varian Semiconductor Equipment
 Associates, Inc.*............................      900            20,745
                                                               ----------
                                                                   52,753
                                                               ----------
INDUSTRIAL CONGLOMERATES (0.4%)
Applied Films Corp.*..........................    1,500            32,625
                                                               ----------
MACHINERY (1.1%)
AGCO Corp.*...................................    1,000            18,210
Idex Corp.....................................    1,400            44,590
Navistar International Corp.*.................    1,100            30,690
                                                               ----------
                                                                   93,490
                                                               ----------
SPECIALTY STORES (1.0%)
Rent-A-Center, Inc.*..........................    1,375            88,275
                                                               ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)
==========================================================================
                                                 NUMBER
                                                   OF               VALUE
                                                 SHARES           (NOTE 1)
--------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co. .................................      600         $   20,754
                                                                ----------
TRUCKING (1.5%)
CNF Transportation, Inc. .....................      875             26,548
Hunt (J.B.) Transport Services, Inc.* ........    1,675             57,871
Landstar System, Inc.* .......................      750             46,597
                                                                ----------
                                                                   131,016
                                                                ----------
 TOTAL INDUSTRIALS ...........................                   1,396,222
                                                                ----------
INFORMATION TECHNOLOGY (29.1%)
AEROSPACE & DEFENSE (0.6%)
L-3 Communications Holdings, Inc.* ...........    1,200             53,280
                                                                ----------
APPLICATION SOFTWARE (4.7%)
Autodesk, Inc. ...............................    1,750             27,230
Business Objects S.A. (ADR)* .................    1,250             27,162
Documentum, Inc.* ............................    2,300             42,297
Hyperion Solutions Corp.* ....................    1,100             31,108
Informatica Corp.* ...........................    3,200             20,896
Kana Software, Inc.* .........................    5,000             25,700
Mercury Interactive Corp.* ...................    2,000             67,880
National Instruments Corp.* ..................    2,525             81,002
Quest Software, Inc.* ........................    2,300             24,610
ScanSoft, Inc.* ..............................    4,500             23,265
Take-Two Interactive Software, Inc.* .........    1,800             40,500
                                                                ----------
                                                                   411,650
                                                                ----------
COMPUTER HARDWARE (0.6%)
CDW Computer Centers, Inc.* ..................    1,300             55,432
                                                                ----------
COMPUTER STORAGE & PERIPHERALS (1.2%)
ATI Technologies, Inc.* ......................    3,500             22,050
Network Appliance, Inc.* .....................    3,775             50,132
SanDisk Corp.* ...............................    1,550             37,510
                                                                ----------
                                                                   109,692
                                                                ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
Amphenol Corp., Class A* .....................      800             35,432
Avocent Corp.* ...............................    1,400             41,468
Digimarc Corp.* ..............................    1,500             19,262
Garmin Ltd.* .................................      725             30,725
HEI, Inc.* ...................................   10,000             22,600
Ingram Micro, Inc., Class A* .................    2,000             20,000
Intersil Corp., Class A* .....................    2,520             46,620
Jabil Circuit, Inc.* .........................    3,650             68,255
Symbol Technologies, Inc. ....................    2,750             30,058
Tektronix, Inc.* .............................    1,800             33,786
                                                                ----------
                                                                   348,206
                                                                ----------
INTERNET SOFTWARE & SERVICES (6.4%)
Ariba, Inc.* .................................    7,000             22,820
Ask Jeeves, Inc.* ............................    2,500             20,575
Centillium Communications, Inc.* .............    4,000             23,160
CNET Networks, Inc.* .........................    4,700             17,061
Cognizant Technology Solutions Corp.* ........    1,200             21,552
Digitas, Inc.* ...............................    6,500             26,000
Expedia, Inc., Class A* ......................      600             34,674
Getty Images, Inc.* ..........................    1,400             47,390
iManage, Inc.* ...............................   10,500             35,175
MicroStrategy, Inc., Class A* ................    1,300             35,789
NetFlix, Inc.* ...............................    1,150             26,335
Raindance Communications, Inc.* ..............   16,800             50,736
Secure Computing Corp.* ......................    6,000             34,380
SINA.com* ....................................    2,500             24,650
SupportSoft, Inc.* ...........................   18,000             59,400
Verisity Ltd.* ...............................    3,400             39,882
Yahoo!, Inc.* ................................    1,675             41,506
                                                                ----------
                                                                   561,085
                                                                ----------
IT CONSULTING & SERVICES (1.8%)
Affiliated Computer Services, Inc.,
 Class A* ....................................    1,150             54,855
Corporate Executive Board Co.* ...............    1,400             57,386
Hewitt Associates, Inc.* .....................    1,800             49,878
                                                                ----------
                                                                   162,119
                                                                ----------
NETWORKING EQUIPMENT (0.6%)
3Com Corp.* ..................................    3,250             16,900
NetScreen Technologies, Inc.*.................    2,000             40,560
                                                                ----------
                                                                    57,460
                                                                ----------
SEMICONDUCTOR EQUIPMENT (3.5%)
ATMI, Inc.* ..................................    1,800             37,978
Cymer, Inc.* .................................      700             19,985
Exar Corp.* ..................................    2,200             32,450
GlobespanVirata, Inc.* .......................    1,800             10,926
Integrated Circuit Systems, Inc.* ............    1,800             39,096
LTX Corp.* ...................................    4,000             27,000
Marvell Technology Group Ltd.* ...............    1,250             28,849
Mykrolis Corp.* ..............................    3,000             24,060
Novellus Systems, Inc.* ......................    1,075             30,143
Rudolph Technologies, Inc.* ..................    1,750             26,442
Ultratech Stepper, Inc.* .....................    2,000             28,340
                                                                ----------
                                                                   305,269
                                                                ----------
SEMICONDUCTORS (2.6%)
Altera Corp.* ................................    3,175             50,197
Cree, Inc.* ..................................    1,325             26,434
Maxim Integrated Products, Inc.* .............      675             26,521
Microsemi Corp.* .............................    2,000             23,460
Monolithic System Technology, Inc.* ..........    5,000             30,000
QLogic Corp.* ................................      640             28,153
Virage Logic Corp.* ..........................    2,900             12,644
Xilinx, Inc.* ................................    1,100             29,777
                                                                ----------
                                                                   227,186
                                                                ----------
SYSTEMS SOFTWARE (2.3%)
Adobe Systems, Inc. ..........................    1,700             58,752
Cognos, Inc.* ................................    2,775             75,313
Imation, Corp.* ..............................    1,100             37,730
Micromuse, Inc.* .............................    3,500             22,894
Viewpoint Corp.* .............................    5,300              4,235
                                                                ----------
                                                                   198,924
                                                                ----------
TELECOMMUNICATIONS EQUIPMENT (0.9%)
Amdocs Ltd.* .................................    1,650             29,139
Sonus Networks, Inc.* ........................    3,900             12,480
UTStarcom, Inc.* .............................    1,725             37,555
                                                                ----------
                                                                    79,174
                                                                ----------
 TOTAL INFORMATION TECHNOLOGY ................                   2,569,477
                                                                ----------
MATERIALS (2.1%)
CHEMICALS (1.0%)
Georgia Gulf Corp. ...........................    1,500             33,900
Olin Corp. ...................................      800             14,496
Praxair, Inc. ................................      750             43,560
                                                                ----------
                                                                    91,956
                                                                ----------
CONTAINERS & PACKAGING (0.5%)
Crown Holdings, Inc.* ........................    1,500              7,950
Pactiv Corp.* ................................    1,600             32,832
                                                                ----------
                                                                    40,782
                                                                ----------
METALS & MINING (0.6%)
Coeur d'Alene Mines Corp.* ...................    9,000             11,970
Oregon Steel Mills, Inc.* ....................    3,400              8,500
Quanex Corp. .................................    1,000             28,760
                                                                ----------
                                                                    49,230
                                                                ----------
 TOTAL MATERIALS .............................                     181,968
                                                                ----------
TELECOMMUNICATION SERVICES (1.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
RMH Teleservices, Inc.* ......................    7,550             41,072
XM Satellite Radio Holdings, Inc.,
 Class A* ....................................    2,500             24,175
                                                                ----------
                                                                    65,247
                                                                ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)
================================================================================
                                                        NUMBER
                                                          OF           VALUE
                                                        SHARES        (NOTE 1)
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Nextel Partners, Inc., Class A* ..................       4,000      $   23,240
                                                                    ----------
 TOTAL TELECOMMUNICATION SERVICES ................                      88,487
                                                                    ----------
UTILITIES (0.5%)
MULTI - UTILITIES (0.5%)
Williams Cos., Inc. ..............................       6,100          42,395
                                                                    ----------
TOTAL COMMON STOCKS (96.8%)
 (Cost $7,852,970) ...............................                   8,545,279
                                                                    ----------

================================================================================
                                                        PRINCIPAL      VALUE
                                                         AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (3.2%)
J.P. Morgan Chase Nassau
 0.79%, 05/01/03
 (Amortized Cost $279,520) .......................     $  279,520   $  279,520
                                                                    ----------
TOTAL INVESTMENTS (100.0%)
 (Cost/Amortized Cost $8,132,490) ................                   8,824,799
OTHER ASSETS LESS LIABILITIES  (0.0%) ............                       2,690
                                                                    ----------
NET ASSETS (100%) ................................                  $8,827,489
                                                                    ==========
__________
*  Non-income producing.

   Glossary:
   ADR-- American Depositary Receipt

================================================================================
Investment security transactions for the six months ended April 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ...................   $7,327,700
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ...................    6,902,303

As of April 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ..........................   $1,011,907
Aggregate gross unrealized depreciation ..........................     (319,598)
                                                                     ----------
Net unrealized appreciation ......................................   $  692,309
                                                                     ==========
Federal income tax cost of investments ...........................   $8,132,490
                                                                     ==========

The Fund has a net capital loss carryforward of $3,167,513 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (Unaudited)
================================================================================
                                                       NUMBER
                                                         OF            VALUE
                                                       SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.4%)
APPAREL RETAIL (1.4%)
American Eagle Outfitters, Inc.* ...............        4,500      $    78,750
Ann Taylor Stores Corp.* .......................          900           21,294
Burlington Coat Factory Warehouse Corp. ........          600           10,650
Chico's FAS, Inc.* .............................          200            4,868
Claire's Stores, Inc. ..........................          900           23,391
Fossil, Inc.* ..................................          200            3,656
Hampshire Group Ltd.* ..........................          200            6,060
Oxford Industries, Inc. ........................          100            3,350
                                                                   -----------
                                                                       152,019
                                                                   -----------
AUTO COMPONENTS (0.6%)
Bandag, Inc. ...................................          100            3,485
Lear Corp.* ....................................          900           35,766
Michelin, Class B (Registered) .................          500           18,498
R&B, Inc.* .....................................          100            1,061
Snap-On, Inc. ..................................          300            8,805
                                                                   -----------
                                                                        67,615
                                                                   -----------
AUTOMOBILES (0.0%)
America's Car-Mart, Inc.* ......................          300            4,500
                                                                   -----------
CASINOS & GAMING (0.2%)
Penn National Gaming, Inc.* ....................        1,400           27,342
                                                                   -----------
COMPUTER & ELECTRONICS RETAIL (1.0%)
Harman International Industries, Inc. ..........        1,600          106,544
PC Connection, Inc.* ...........................          300            2,112
                                                                   -----------
                                                                       108,656
                                                                   -----------
DEPARTMENT STORES (0.7%)
J.C. Penney, Inc. ..............................        3,350           57,151
Saks, Inc.* ....................................        2,000           17,900
                                                                   -----------
                                                                        75,051
                                                                   -----------
HOTELS (1.3%)
Carnival Corp. .................................        1,750           48,282
Choice Hotels International, Inc.* .............          200            4,880
Rare Hospitality International, Inc.* ..........          400           11,652
Starwood Hotels & Resorts Worldwide, Inc. ......        2,950           79,178
Westcoast Hospitality Corp.* ...................          200              750
                                                                   -----------
                                                                       144,742
                                                                   -----------
HOUSEHOLD DURABLES (2.6%)
Black & Decker Corp. ...........................          400           16,500
Chromcraft Revington, Inc.* ....................          300            3,312
KB Home ........................................        1,200           59,124
Kimball International, Inc., Class B ...........        1,100           17,589
La-Z-Boy, Inc. .................................          500            9,765
MITY Enterprises, Inc.* ........................          200            2,130
Pulte Homes, Inc. ..............................        1,500           86,985
Toll Brothers, Inc.* ...........................        3,900           90,675
                                                                   -----------
                                                                       286,080
                                                                   -----------
LEISURE FACILITIES (0.3%)
Bally Total Fitness Holding Corp.* .............        5,700           36,195
                                                                   -----------
LEISURE PRODUCTS (0.1%)
Brunswick Corp. ................................          200            4,366
K2, Inc.* ......................................          324            3,091
Marine Products Corp. ..........................          500            5,000
                                                                   -----------
                                                                        12,457
                                                                   -----------
MEDIA (3.0%)
Belo Corp., Class A ............................        1,100           24,761
Blockbuster, Inc., Class A .....................        2,000           35,760
Interpublic Group Cos., Inc. ...................        6,050           68,970
Lin TV Corp., Class A* .........................          500           11,955
Media General, Inc., Class A ...................          600           32,976
Meredith Corp. .................................        1,200           51,864
Metro-Goldwyn-Mayer, Inc.* .....................        5,500           61,325
UnitedGlobalCom, Inc., Class A* ................       11,000           42,350
                                                                   -----------
                                                                       329,961
                                                                   -----------
RESTAURANTS (0.9%)
Bob Evans Farms, Inc. ..........................          800           20,296
CBRL Group, Inc. ...............................        1,800           57,384
CEC Entertainment, Inc.* .......................          400           12,044
Landry's Restaurants, Inc. .....................          400            7,480
Lone Star Steakhouse & Saloon, Inc. ............          300            6,291
                                                                   -----------
                                                                       103,495
                                                                   -----------
SPECIALTY STORES (2.5%)
Borders Group, Inc.* ...........................          200            3,200
Central Garden & Pet Co.* ......................          500           12,115
Foot Locker, Inc. ..............................        6,400           70,400
Friedman's, Inc., Class A ......................          500            5,750
Jo-Ann Stores, Inc., Class A* ..................          100            2,600
Nelson (Thomas), Inc.* .........................          300            2,775
Rent-A-Center, Inc.* ...........................        1,200           77,040
Talbots, Inc. ..................................        2,800           80,220
Zale Corp.* ....................................          800           27,952
                                                                   -----------
                                                                       282,052
                                                                   -----------
TEXTILES & APPAREL (0.8%)
Delta Apparel, Inc. ............................          400            6,400
Nautica Enterprises, Inc.* .....................          800            9,104
Phillips-Van Heusen Corp. ......................        1,000           13,280
Rocky Shoes & Boots, Inc.* .....................          200            1,580
Russell Corp. ..................................          800           15,296
Stride Rite Corp. ..............................          800            7,048
V.F. Corp. .....................................          600           23,604
Wellman, Inc. ..................................          700            8,008
                                                                   -----------
                                                                        84,320
                                                                   -----------
 TOTAL CONSUMER DISCRETIONARY ..................                     1,714,485
                                                                   -----------
CONSUMER STAPLES (5.2%)
BEVERAGES (0.6%)
Constellation Brands, Inc.* ....................        2,500           67,025
Todhunter International, Inc.* .................          200            1,992
                                                                   -----------
                                                                        69,017
                                                                   -----------
FOOD PRODUCTS (3.6%)
Bunge Ltd. .....................................        4,100          114,841
Dean Foods Co.* ................................        1,600           69,648
Flowers Foods, Inc. ............................          900           25,470
Hain Celestial Group, Inc.* ....................        5,650           97,519
John B. Sanfilippo & Son, Inc.* ................          300            5,640
Seaboard Corp. .................................          130           27,040
Sensient Technologies Corp. ....................        2,200           48,620
Standex International Corp. ....................          500           10,555
                                                                   -----------
                                                                       399,333
                                                                   -----------
FOOD RETAIL (0.3%)
Ruddick Corp. ..................................        1,100           14,641
Village Super Market, Class A* .................          200            4,600
Weis Markets, Inc. .............................          500           15,980
                                                                   -----------
                                                                        35,221
                                                                   -----------
HOUSEHOLD PRODUCTS (0.2%)
Dial Corp. (The) ...............................          500           10,415
Flexsteel Industries, Inc. .....................          300            4,146
Lifetime Hoan Corp. ............................          400            2,728
                                                                   -----------
                                                                        17,289
                                                                   -----------
PERSONAL PRODUCTS (0.5%)
DSG International, Ltd.* .......................          300            1,188
Estee Lauder Cos., Inc., Class A ...............        1,550           50,375
Russ Berrie & Co., Inc. ........................          300            9,864
                                                                   -----------
                                                                        61,427
                                                                   -----------
 TOTAL CONSUMER STAPLES ........................                       582,287
                                                                   -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)
================================================================================
                                                      NUMBER
                                                        OF             VALUE
                                                      SHARES          (NOTE 1)
--------------------------------------------------------------------------------
ENERGY (5.1%)
INTEGRATED OIL & GAS (1.1%)
National Fuel Gas Co. ..........................       2,600       $    60,996
Oneok, Inc. ....................................       1,500            28,455
Petro-Canada. ..................................       1,100            36,300
                                                                   -----------
                                                                       125,751
                                                                   -----------
OIL & GAS DRILLING (0.8%)
Ensco International, Inc. ......................       1,250            31,750
Oil States International, Inc.* ................         700             7,966
Pride International, Inc.* .....................       3,550            55,096
                                                                   -----------
                                                                        94,812
                                                                   -----------
OIL & GAS EQUIPMENT & SERVICES (0.7%)
CAL Dive International, Inc.* ..................       2,300            37,030
Cooper Cameron Corp.* ..........................         650            31,109
Lufkin Industries, Inc. ........................         300             6,654
                                                                   -----------
                                                                        74,793
                                                                   -----------
OIL & GAS EXPLORATION & PRODUCTION (2.0%)
Barnwell Industries, Inc.* .....................         200             4,610
Devon Energy Corp. .............................         771            36,430
EOG Resources, Inc. ............................       1,000            37,380
Greka Energy Corp.* ............................         300             1,155
Newfield Exploration Co.* ......................         500            17,195
Patina Oil & Gas Corp. .........................         200             6,906
Pioneer Natural Resources Co.* .................       1,400            33,488
Unocal Corp. ...................................         400            11,080
XTO Energy, Inc. ...............................       3,633            70,837
                                                                   -----------
                                                                       219,081
                                                                   -----------
OIL & GAS REFINING & MARKETING (0.5%)
Premcor, Inc.* .................................         200             4,458
Sunoco, Inc. ...................................       1,400            52,094
                                                                   -----------
                                                                        56,552
                                                                   -----------
 TOTAL ENERGY ..................................                       570,989
                                                                   -----------
FINANCIALS (22.6%)
BANKS (10.1%)
Astoria Financial Corp. ........................         300             7,506
BancorpSouth, Inc. .............................         900            18,090
Banknorth Group, Inc. ..........................       3,850            91,938
Bankunited Financial Corp.* ....................         800            15,112
California First National Bancorp ..............         200             1,976
California Independent Bancorp .................          20               540
Cascade Financial Corp.* .......................         300             3,750
CFS Bancorp, Inc. ..............................         200             2,802
Charter One Financial, Inc. ....................         870            25,274
Colonial Bancgroup, Inc. .......................       3,900            49,647
Commerce Bancshares, Inc. ......................         800            30,280
Commercial Federal Corp. .......................         300             6,456
Community Bank Shares of Indiana, Inc. .........         200             3,050
Community Bank System, Inc. ....................         300            10,395
Cowlitz Bancorp*. ..............................         300             2,148
CPB, Inc. ......................................         600            15,270
Desert Community Bank ..........................         110             4,014
ECB Bancorp, Inc. ..............................         200             4,600
FFW Corp. ......................................         200             3,550
First Citizens BankShares, Inc., Class A .......         300            29,178
First Federal Bancorp, Inc. ....................         200             1,484
FirstFed Financial Corp.* ......................         500            16,245
FSF Financial Corp. ............................         200             5,242
Grand Central Financial Corp. ..................         200             2,350
Habersham Bancorp ..............................         200             3,550
Hancock Holding Co. ............................         450            20,363
HF Financial Corp. .............................         200             3,450
Hibernia Corp., Class A ........................       4,600            83,352
IBERIABANK Corp. ...............................         158             6,881
Independence Community Bank Corp. ..............       1,500            39,225
International Bancshares Corp. .................         300            13,143
Intervest Bancshares Corp.* ....................         200             2,220
Jacksonville Bancorp, Inc. .....................         200             5,564
Klamath First Bancorp, Inc. ....................         200             3,404
Long Island Financial Corp. ....................         200             6,070
Mellon Financial Corp. .........................       3,350            88,607
North Fork Bancorp, Inc. .......................       1,200            38,832
Northeast Bancorp ..............................         200             3,004
Old Republic International Corp. ...............       1,600            48,960
Park Bancorp, Inc. .............................         200             5,100
Peoples Banctrust Co., Inc. ....................         200             2,706
Progress Financial Corp. .......................         420             5,838
Provident Financial Group, Inc. ................       1,500            35,475
Provident Financial Holdings, Inc. .............         150             4,350
R & G Financial Corp., Class B .................         300             8,124
Seacoast Financial Services Corp. ..............         600            11,322
Silicon Valley Bancshares* .....................       2,100            49,098
Superior Financial Corp. .......................         300             5,712
TF Financial Corp. .............................         200             5,080
Thistle Group Holdings Co. .....................         200             3,014
Trust Co. of New Jersey ........................         300             8,406
UnionBanCal Corp. ..............................       1,800            72,720
United Bankshares, Inc. ........................         200             2,800
Valley National Bancorp ........................       1,325            35,062
Washington Federal, Inc. .......................         700            15,260
Webster Financial Corp. ........................       1,500            56,310
Wells Financial Corp. ..........................         200             4,584
Zions Bancorp ..................................       1,700            83,759
                                                                   -----------
                                                                     1,132,242
                                                                   -----------
DIVERSIFIED FINANCIALS (3.6%)
Advanta Corp., Class A .........................         800             5,776
AMBAC Financial Group, Inc. ....................       1,500            87,525
Asta Funding, Inc.* ............................         200             3,970
Bank of Hawaii Corp. ...........................       1,000            32,960
CIT Group, Inc. ................................       2,500            50,925
Countrywide Financial Corp., Inc. ..............       1,500           101,400
Dominion Resources Black Warrior Trust .........         300             7,179
First American Corp. ...........................         700            18,550
Hudson River Bancorp ...........................         100             2,458
Irwin Financial Corp. ..........................         400             9,480
Legg Mason, Inc. ...............................         800            43,440
Maxcor Financial Group* ........................         300             2,301
Student Loan Corp. .............................         200            21,442
Team Financial, Inc. ...........................         200             2,006
UMB Financial Corp. ............................         200             7,910
                                                                   -----------
                                                                       397,322
                                                                   -----------
INSURANCE (5.0%)
Ace Ltd. .......................................       2,200            72,776
American Financial Group, Inc. .................       1,400            31,052
American National Insurance Co. ................         300            24,000
Crawford & Co., Class B ........................         500             2,465
FBL Financial Group, Inc., Class A .............         400             8,032
Fidelity National Financial, Inc. ..............       1,600            55,040
Financial Industries Corp. .....................         300             4,464
Independence Holding Co. .......................         300             5,850
IPC Holdings Ltd. ..............................         900            30,915
Kansas City Life Insurance Co. .................         300            12,204
Lennox International, Inc. .....................         700            10,402
Odyssey Reinsurance Holdings Corp. .............         800            16,800
Phoenix Companies, Inc. ........................       5,250            41,475
PXRE Group Ltd. ................................         500            10,780
Reinsurance Group of America, Inc. .............       3,300            94,545
Renaissance Reinsurance Holdings Ltd. ..........       1,100            48,719
Selective Insurance Group, Inc. ................         700            17,563
St. Paul Cos., Inc. ............................       2,050            70,397
                                                                   -----------
                                                                       557,479
                                                                   -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)
================================================================================
                                                      NUMBER
                                                        OF           VALUE
                                                      SHARES        (NOTE 1)
--------------------------------------------------------------------------------
REAL ESTATE (3.9%)
AMLI Residential Properties Trust (REIT) ......          400     $     9,056
Bedford Property Investors, Inc. (REIT) .......          500          13,325
Boykin Lodging Co., Inc. (REIT) ...............          600           4,926
CBL & Associates Properties, Inc. (REIT) ......          800          33,960
Corporate Office Properties (REIT) ............          700          10,675
Glenborough Realty Trust, Inc. (REIT) .........          800          13,264
Hanover Capital Mortgage Holdings, Inc. .......          300           2,760
Hersha Hospitality Trust (REIT) ...............          200           1,428
Home Properties of New York, Inc. (REIT) ......          600          20,838
Hospitality Properties Trust (REIT) ...........          800          23,048
HRPT Properties Trust (REIT) ..................        3,900          35,217
iStar Financial, Inc. (REIT) ..................        1,700          50,881
Koger Equity, Inc. (REIT) .....................          800          12,800
Lexington Corp. Properties Trust (REIT) .......          600          10,344
LNR Property Corp. ............................          600          21,132
Middleton Doll Co. ............................          200             920
Mills Corp. (REIT) ............................          700          22,372
One Liberty Properties, Inc. (REIT) ...........          200           3,380
Pan Pacific Retail Properties, Inc. (REIT) ....          152           5,946
Parkway Properties, Inc. (REIT) ...............          300          11,586
Pelican Financial, Inc. .......................          200           1,500
Penn Virginia Corp. ...........................          400          15,584
Prentiss Properties Trust (REIT) ..............        1,300          35,750
Rouse Co. (REIT) ..............................          400          13,900
Ryland Group, Inc. ............................          400          21,692
The Macerich Co. (REIT) .......................          800          26,400
Trizec Properties, Inc. (REIT) ................          600           5,586
United Capital Corp.* .........................          200           8,814
                                                                 -----------
                                                                     437,084
                                                                 -----------
 TOTAL FINANCIALS .............................                    2,524,127
                                                                 -----------
HEALTH CARE (7.0%)
BIOTECHNOLOGY (0.5%)
Bio-Rad Laboratories, Inc., Class A* ..........          400          18,700
Genencor International, Inc.* .................          200           2,210
Medicines Co.* ................................          800          16,440
U.S. Onconlogy, Inc.* .........................        2,200          15,796
                                                                 -----------
                                                                      53,146
                                                                 -----------
HEALTH CARE EQUIPMENT & SERVICES (6.2%)
Allied Healthcare International, Inc.* ........          600           2,094
Angelica Corp. ................................          300           5,037
Apogent Technologies, Inc.* ...................        5,900         101,362
Bausch & Lomb, Inc. ...........................        1,200          42,192
Beckman Coulter, Inc. .........................        1,950          75,796
Conmed Corp.* .................................          100           1,742
Coventry Health Care, Inc.* ...................          200           8,164
DENTSPLY International, Inc. ..................        1,100          41,195
Edwards Lifesciences Corp*. ...................          600          17,322
Gentiva Health Services, Inc.* ................          300           2,742
Health Net, Inc.* .............................        5,350         139,581
Horizon Health Corp.* .........................          300           5,235
Humana, Inc.* .................................          900           9,945
Invacare Corp. ................................          900          28,755
Laboratory Corp of America Holdings* ..........        1,000          29,460
Mine Safety Appliances Co. ....................          400          15,296
Moore Medical Corp.* ..........................          200           1,280
Omnicare, Inc. ................................        1,600          42,432
Oxford Health Plans, Inc.* ....................        1,600          46,832
PSS World Medical, Inc.* ......................        4,550          27,346
ShopKo Stores, Inc.* ..........................        1,100          13,233
Span-America Medical Systems, Inc. ............          200           1,772
Triad Hospitals, Inc.* ........................        1,200          26,412
Vital Signs, Inc. .............................          300           8,550
                                                                 -----------
                                                                     693,775
                                                                 -----------
PHARMACEUTICALS (0.3%)
King Pharmaceuticals, Inc.* ...................        1,500          18,915
Perrigo Co. ...................................        1,300          19,968
                                                                 -----------
                                                                      38,883
                                                                 -----------
 TOTAL HEALTH CARE ............................                      785,804
                                                                 -----------
INDUSTRIALS (16.3%)
AEROSPACE & DEFENSE (1.4%)
Alliant Techsystems, Inc.* ....................        1,000          53,720
Bombardier, Inc., Class B(S) ..................       12,723          30,774
Teledyne Technologies, Inc.* ..................        4,750          66,880
                                                                 -----------
                                                                     151,374
                                                                 -----------
AIRLINES (1.4%)
Airtran Holdings, Inc.* .......................          500           3,925
Continental Airlines, Inc., Class B* ..........        1,800          16,416
ExpressJet Holdings, Inc.* ....................        3,700          42,735
Southwest Airlines Co. ........................        5,650          90,174
                                                                 -----------
                                                                     153,250
                                                                 -----------
BUILDING PRODUCTS (0.5%)
International Aluminum Corp. ..................          200           3,920
York International Corp. ......................        2,400          57,360
                                                                 -----------
                                                                      61,280
                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (2.4%)
Ablest, Inc.* .................................          200             920
Bowne & Co., Inc. .............................        1,100          12,408
Cerner Corp.* .................................        1,800          35,964
Deluxe Corp. ..................................          900          39,609
Imperial Parking Corp.* .......................          200           4,180
Lydall, Inc.* .................................          300           2,850
NCO Group, Inc.* ..............................          600          10,050
Republic Services, Inc.* ......................        4,100          87,986
United Rentals, Inc.* .........................        3,200          32,960
Weight Watchers International, Inc.* ..........          200           9,396
Werner Enterprises, Inc. ......................        1,600          36,144
                                                                 -----------
                                                                     272,467
                                                                 -----------
CONSTRUCTION & ENGINEERING (1.8%)
AMREP Corp.* ..................................          300           2,820
Beazer Homes USA, Inc.* .......................          500          35,125
Butler Manufacturing Co. ......................          300           4,914
Dominion Homes, Inc.* .........................          400           6,880
EMCOR Group, Inc.* ............................        1,750          89,372
Harsco Corp. ..................................          100           3,447
Hovnanian Enterprises, Inc., Class A* .........          600          23,880
Layne Christensen Co.* ........................          400           2,980
MDC Holdings, Inc. ............................          400          18,440
Orleans Homebuilders, Inc.* ...................          600           4,554
Technical Olympic USA, Inc.* ..................          200           3,892
                                                                 -----------
                                                                     196,304
                                                                 -----------
ELECTRICAL EQUIPMENT (1.9%)
Ametek, Inc. ..................................        1,400          52,780
Artisan Components, Inc.* .....................          400           7,908
Genlyte Group, Inc.* ..........................          500          18,860
National Semiconductor Corp.* .................        6,350         118,935
Rockwell Automation, Inc. .....................          500          11,400
                                                                 -----------
                                                                     209,883
                                                                 -----------
INDUSTRIAL CONGLOMERATES (0.3%)
Grupo IMSA S.A. ...............................        2,300          29,946
                                                                 -----------
MACHINERY (3.1%)
Albany International Corp. ....................          500          11,870
Applied Industrial Technologies, Inc. .........          300           5,547
Cummins, Inc. .................................        1,150          31,177
Dover Corp. ...................................        2,500          71,850

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)
================================================================================
                                                      NUMBER OF          VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Flowserve Corp.* ..................................      1,400       $    21,616
IHC Caland N.V. ...................................      1,500            77,422
Pall Corp. ........................................      3,550            74,976
SL Industries, Inc.* ..............................        200             1,210
Tecumseh Products Co., Class B ....................        300            11,550
Timken Co. ........................................      2,100            37,170
                                                                     -----------
                                                                         344,388
                                                                     -----------
MARINE (1.0%)
Alexander & Baldwin, Inc. .........................      2,150            57,427
Frontline Ltd. ....................................      2,000            21,600
General Maritime Corp.* ...........................        500             4,345
Teekay Shipping Corp. .............................        900            34,155
                                                                     -----------
                                                                         117,527
                                                                     -----------
RAILROADS (0.3%)
Canadian National Railway Co. .....................        700            34,041
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS (0.7%)
United Stationers, Inc.* ..........................      2,700            73,197
Watsco, Inc., Class B .............................        200             3,090
                                                                     -----------
                                                                          76,287
                                                                     -----------
TRUCKING (1.5%)
BorgWarner, Inc. ..................................        500            29,335
CNF Transportation, Inc. ..........................      2,600            78,884
Old Dominion Freight Line* ........................        400            13,264
Ryder System, Inc. ................................      2,100            52,164
                                                                     -----------
                                                                         173,647
                                                                     -----------
 TOTAL INDUSTRIALS ................................                    1,820,394
                                                                     -----------
INFORMATION TECHNOLOGY (17.0%)
APPLICATION SOFTWARE (1.0%)
Aspen Technologies, Inc.* .........................     11,100            37,074
Hyperion Solutions Corp.* .........................        700            19,796
Macromedia, Inc.* .................................      4,150            52,332
                                                                     -----------
                                                                         109,202
                                                                     -----------
COMPUTER HARDWARE (0.5%)
Hutchinson Technology, Inc.* ......................        400             9,456
Intergraph Corp.* .................................      2,200            44,880
                                                                     -----------
                                                                          54,336
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS (1.1%)
Ciprico, Inc.*.....................................        200               880
Iomega Corp.* .....................................      2,100            19,530
Maxtor Corp.* .....................................      8,250            45,375
Printronix, Inc.* .................................        300             3,009
Seagate Technology* ...............................      2,100            25,389
Storage Technology Corp.* .........................      1,300            32,136
                                                                     -----------
                                                                         126,319
                                                                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (8.0%)
Agere Systems, Inc., Class A* .....................     25,350            45,377
Anixter International, Inc.* ......................      2,700            62,046
Arrow Electronics, Inc.* ..........................      7,250           122,380
Avid Technology, Inc.* ............................        700            19,229
Celestica, Inc.* ..................................      2,000            23,120
Daktronics, Inc.* .................................        300             4,215
Energizer Holdings, Inc.* .........................      2,400            69,168
Espey Manufacturing &
 Electronics Corp. ................................        200             3,600
Flextronics International Ltd.* ...................      6,600            57,750
Lowrance Electronics, Inc.* .......................        200             1,430
MEMC Electronic Materials, Inc.* ..................      1,600            18,976
PerkinElmer, Inc. .................................      6,100            60,512
Rofin-Sinar Technologies, Inc.* ...................        200             2,822
Solectron Corp.* ..................................     10,820            34,516
Sparton Corp.* ....................................        315             2,520
Symbol Technologies, Inc. .........................      4,800            52,464
Tektronix, Inc.* ..................................      4,300            80,711
Trimble Navigation Ltd.* ..........................        700            17,675
Vishay Intertechnology, Inc.* .....................     13,400           167,500
Waters Corp.* .....................................      2,150            51,621
                                                                     -----------
                                                                         897,632
                                                                     -----------
INTERNET SOFTWARE & SERVICES (0.0%)
Pomeroy Computer Resources, Inc.* .................        100               725
                                                                     -----------
IT CONSULTING & SERVICES (1.8%)
BearingPoint, Inc.* ...............................      8,900            72,713
Reynolds & Reynolds Co. (The) .....................      2,850            82,108
Unisys Corp.* .....................................      3,800            39,520
                                                                     -----------
                                                                         194,341
                                                                     -----------
SEMICONDUCTOR EQUIPMENT (2.4%)
Axcelis Technologies, Inc.* .......................      9,000            51,120
KLA-Tencor Corp.* .................................      1,150            47,150
Teradyne, Inc.* ...................................     14,400           167,040
                                                                     -----------
                                                                         265,310
                                                                     -----------
SEMICONDUCTORS (1.1%)
Diodes, Inc.* .....................................        300             4,575
Fairchild Semiconductor International,
 Inc., Class A* ...................................      4,300            51,041
LSI Logic Corp.* ..................................     12,600            67,536
                                                                     -----------
                                                                         123,152
                                                                     -----------
SYSTEMS SOFTWARE (1.1%)
Network Associates, Inc.* .........................      5,600            64,008
Sybase, Inc.* .....................................      4,900            62,720
                                                                     -----------
                                                                         126,728
                                                                     -----------
 TOTAL INFORMATION TECHNOLOGY .....................                    1,897,745
                                                                     -----------
MATERIALS (6.6%)
CHEMICALS (2.8%)
Agrium, Inc. ......................................      7,750            87,652
Airgas, Inc.* .....................................        800            16,184
American Pacific Corp.* ...........................        300             2,319
Cytec Industries, Inc.* ...........................        300             9,603
Engelhard Corp. ...................................      1,300            31,915
Great Lakes Chemical Corp. ........................      1,600            39,296
IMC Global, Inc. ..................................      4,400            39,864
Lubrizol Corp. ....................................        300             9,483
MacDermid, Inc. ...................................        100             2,273
Olin Corp. ........................................        700            12,684
Penford Corp. .....................................        300             4,047
Rohm & Haas Co. ...................................      1,150            38,077
Schulman (A.), Inc. ...............................      1,000            16,359
Stepan Co. ........................................        200             4,972
                                                                     -----------
                                                                         314,728
                                                                     -----------
CONSTRUCTION MATERIALS (0.8%)
Continental Materials Corp.* ......................        200             5,200
Granite Construction, Inc. ........................      1,700            28,560
Lafarge Corp. .....................................      1,800            57,330
                                                                     -----------
                                                                          91,090
                                                                     -----------
CONTAINERS & PACKAGING (1.5%)
American Biltrite, Inc. ...........................        200             1,420
Ball Corp. ........................................      1,000            56,160
Pactiv Corp.* .....................................      2,700            55,404
Smurfit-Stone Container Corp.* ....................      4,000            56,280
                                                                     -----------
                                                                         169,264
                                                                     -----------
METALS & MINING (1.0%)
Peabody Energy Corp. ..............................      1,000            28,100
Phelps Dodge Corp.* ...............................      1,700            53,023
Southern Peru Copper Corp. ........................        800            12,512
Steel Dynamics, Inc.* .............................        500             6,050
Steelcase, Inc. ...................................      1,000             9,590
                                                                     -----------
                                                                         109,275
                                                                     -----------
PAPER & FOREST PRODUCTS (0.5%)
Abitibi-Consolidated, Inc. ........................      4,700            32,900
Rayonier, Inc. ....................................        200            10,072
Universal Forest Products, Inc. ...................        300             5,280

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)
================================================================================
                                                    NUMBER OF           VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
Wausau-Mosinee Paper Corp. ........................        600       $     6,384
                                                                     -----------
                                                                          54,636
                                                                     -----------
 TOTAL MATERIALS ..................................                      738,993
                                                                     -----------
TELECOMMUNICATION SERVICES (0.1%)
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
U.S. Cellular Corp.* ..............................        600            14,430
                                                                     -----------
UTILITIES (1.9%)
ELECTRIC UTILITIES (1.8%)
Cinergy Corp. .....................................      1,600            54,624
FirstEnergy Corp. .................................        900            30,357
Great Plains Energy, Inc. .........................      1,800            47,106
PPL Corp. .........................................      1,400            50,680
Progress Energy, Inc. .............................        500            20,890
                                                                     -----------
                                                                         203,657
                                                                     -----------
GAS UTILITIES (0.1%)
The Laclede Group, Inc. ...........................        500            12,050
                                                                     -----------
 TOTAL UTILITIES ..................................                      215,707
                                                                     -----------
TOTAL COMMON STOCKS (97.2%)
 (Cost $10,815,389) ...............................                   10,864,961
                                                                     -----------

                                                    PRINCIPAL           VALUE
                                                      AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (2.7%)
J.P. Morgan Chase Nassau
 0.79%, 05/01/03
 (Amortized Cost $303,924) ........................  $ 303,924       $   303,924
                                                                     -----------
TOTAL INVESTMENTS (99.9%)
 (Cost/Amortized Cost $11,119,313) ................                   11,168,885
OTHER ASSETS LESS LIABILITIES (0.1%)                                      11,146
                                                                     -----------
NET ASSETS (100%) .................................                  $11,180,031
                                                                     ===========

-----------
*    Non-income producing.

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At April 30, 2003, these securities amounted to $30,774 or 0.28% of net assets.

     Glossary:
     REIT-- Real Estate Investment Trust

Investment security transactions for the six months ended April 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ..................   $ 3,319,394
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..................     3,955,083

As of April 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........................   $   869,005
Aggregate gross unrealized depreciation .........................      (819,433)
                                                                    -----------
Net unrealized appreciation .....................................   $    49,572
                                                                    ===========
Federal income tax cost of investments ..........................   $11,119,313
                                                                    ===========

For the six months ended April 30, 2003, the Fund incurred approximately $55 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $2,252,820 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (Unaudited)
================================================================================
                                                      NUMBER
                                                        OF              VALUE
                                                      SHARES           (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA (2.6%)
Australia & New Zealand Banking Group Ltd......           3,700      $    43,166
BHP Billiton Ltd...............................           1,800           10,179
Foster's Group Ltd.............................           8,123           22,764
National Australia Bank, Ltd...................           1,162           23,624
News Corp. Ltd.................................           6,000           42,713
Novogen Ltd.*..................................          23,000           43,882
Westpac Banking Corp...........................           4,050           40,308
                                                                     -----------
   TOTAL AUSTRALIA.............................                          226,636
                                                                     -----------
AUSTRIA (0.3%)
OMV AG.........................................             200           24,016
                                                                     -----------
BELGIUM (0.7%)
Ackermans & van Haaren N.V.....................             800           14,285
Agfa Gevaert N.V...............................             600           11,919
Delhaize Group*................................             500           10,563
KBC Bankverzekeringsholding....................             700           24,764
                                                                     -----------
   TOTAL BELGIUM...............................                           61,531
                                                                     -----------
BRAZIL (1.2%)
Empresa Brasileira de Aeronautica S.A..........          25,989           90,534
Unibanco-Unio de Bancos Brasileiros S.A.
 (GDR).........................................             600           10,890
                                                                     -----------
   TOTAL BRAZIL................................                          101,424
                                                                     -----------
CANADA (2.2%)
Bank of Nova Scotia............................           1,900           73,889
Biovail Corp.*.................................             300           10,845
GSI Lumonics, Inc.*............................           2,500           10,900
Magna International, Inc., Class A.............             604           35,471
Petro-Canada...................................             700           23,065
Royal Bank of Canada...........................           1,000           41,684
                                                                     -----------
   TOTAL CANADA................................                          195,854
                                                                     -----------
CHINA (0.1%)
Sinotrans Ltd.*................................          19,000            4,702
                                                                     -----------
CROATIA (0.3%)
Pliva d.d. (GDR)(S)............................           1,600           22,000
                                                                     -----------
DENMARK (0.3%)
Danske Bank A/S................................             900           17,316
NeuroSearch A/S*...............................           1,300           11,725
                                                                     -----------
   TOTAL DENMARK...............................                           29,041
                                                                     -----------
FINLAND (1.1%)
Fortum OYJ.....................................           1,700           12,199
Nokia OYJ......................................           5,115           86,538
                                                                     -----------
   TOTAL FINLAND...............................                           98,737
                                                                     -----------
FRANCE (10.7%)
Alcatel S.A....................................           3,000           24,574
Assurances Ben de France.......................           1,500           49,701
Aventis S.A....................................           2,565          130,274
BNP Paribas S.A................................           1,400           65,714
Carrefour S.A..................................             320           13,917
Compagnie de Saint-Gobain .....................           1,600           55,389
Essilor International S.A......................             320           13,103
Eurotunnel S.A.*...............................          45,240           22,215
Infogrames Entertainment S.A.*.................           3,434           16,172
Lafarge S.A....................................             350           23,514
NicOx S.A.*....................................           4,310           15,488
Orange SA*.....................................           3,120           25,000
Pernod Ricard .................................             230           20,188
Peugeot S.A....................................           1,200           56,166
Sanofi-Synthelabo S.A..........................             470           28,036
SEB S.A........................................             580           54,371
Societe Generale, Class A......................           1,120           68,495
Societe Television Francaise...................             960           26,966
Thomson*.......................................           1,070           15,679
TotalFinaElf S.A...............................           1,085          142,276
UBI Soft Entertainment*........................           4,110           71,186
                                                                     -----------
   TOTAL FRANCE................................                          938,424
                                                                     -----------
GERMANY (6.6%)
Altana AG......................................             400           19,731
AMB Generali Holding AG........................             500           28,793
Bayer AG.......................................           1,147           20,865
Bayerische Motoren Werke (BMW) AG..............           1,527           50,953
Deutsche Bank AG (Registered)..................             564           29,079
E.On AG........................................           2,124          100,741
Epcos AG*......................................             329            5,030
Hannover Rueckversicherungs AG*................           1,700           44,205
HeidelbergerCement AG..........................             900           27,470
Jenoptik AG....................................           5,236           63,050
Marschollek, Lautenschlaeger und Partner AG....           3,848           44,661
Merck KGaA.....................................             400           10,758
RWE AG.........................................             400           10,803
SGL Carbon AG*.................................           1,866           27,384
Siemens AG.....................................             600           29,663
Software AG....................................           1,416           15,645
Volkswagen AG..................................           1,300           45,555
                                                                     -----------
   TOTAL GERMANY...............................                          574,386
                                                                     -----------
HONG KONG (1.0%)
Cheung Kong (Holdings) Ltd.....................           4,000           22,105
Hong Kong Electric Holdings Ltd................           3,500           14,046
PetroChina Co., Ltd............................          98,000           22,367
Sun Hung Kai Properties Ltd....................           3,000           14,079
Swire Pacific Ltd., Class A....................           3,000           11,886
                                                                     -----------
   TOTAL HONG KONG.............................                           84,483
                                                                     -----------
INDIA (0.4%)
ICICI Banking Ltd. (ADR)*......................           4,075           21,475
Videsh Sanchar Nigam Ltd. (ADR)................           4,200           13,650
                                                                     -----------
  TOTAL INDIA..................................                           35,125
                                                                     -----------
IRELAND (1.9%)
Allied Irish Banks plc.........................           2,627           40,458
Anglo Irish Bank Corp. plc.....................           7,200           53,768
Bank of Ireland................................           4,300           53,026
CRH plc........................................           1,411           21,652
                                                                     -----------
   TOTAL IRELAND...............................                          168,904
                                                                     -----------
ITALY (3.8%)
Banca Intesa S.p.A.............................          12,607           32,641
Banca Popolare Di Verona e Novara Scrl.........           3,700           50,252
ENI S.p.A......................................           8,997          128,219
Mediaset S.p.A.................................           3,200           27,355
Parmalat Finanziaria S.p.A.....................          11,000           28,112
Telecom Italia Mobile S.p.A....................           2,900           13,658
Telecom Italia S.p.A...........................           6,844           55,909
                                                                     -----------
   TOTAL ITALY.................................                          336,146
                                                                     -----------
JAPAN (14.6%)
Acom Co., Ltd..................................             360           10,112
Canon, Inc.....................................           6,000          242,496
Daiichi Pharmaceutical Co., Ltd................           1,000           12,661
Daiwa House Industry Co., Ltd..................           2,000           12,074
Fuji Photo Film Co., Ltd.......................           1,000           25,491
Fujisawa Pharmaceutical Co., Ltd...............           1,000           16,938
Hamamatsu Photonics K.K. ......................           1,700           20,883
Hitachi Ltd....................................           8,000           26,698
Honda Motor Co., Ltd...........................           2,700           89,426
Hoya Corp......................................             500           29,557
Imagineer Co., Ltd.............................             400            1,711

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)
================================================================================
                                                     NUMBER
                                                       OF               VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
KDDI Corp.....................................               16      $   48,566
Keyence Corp..................................              210          33,756
Konica Corp...................................            3,000          27,444
Kyushu Electric Power Co., Inc................              600           9,328
Mitsui O.S.K. Lines, Ltd......................            9,000          23,545
Nintendo Ltd..................................              300          23,445
Nippon Meat Packers, Inc......................            2,000          17,961
Nippon Telegraph & Telephone Corp.............               16          56,079
Nissan Motor Co., Ltd.........................           10,000          76,723
NTT DoCoMo, Inc...............................               11          22,690
Oji Paper Co., Ltd............................            2,000           7,563
Omron Corp....................................            2,418          38,928
Promise Co., Ltd..............................              900          29,432
Rohm Co., Ltd.................................              200          20,610
Shionogi & Co., Ltd...........................            3,000          35,620
Sony Corp.....................................              200           4,863
Takeda Chemical Industries Ltd................            2,800         102,599
Takefuji Corp.................................              760          39,574
Tanabe Seiyaku Co., Ltd.......................            3,000          19,722
Tohoku Electric Power Co., Inc................            1,000          15,923
Toshiba Corp..................................            4,000          10,666
Toyota Motor Corp.............................              600          13,584
Uny Co., Ltd..................................            2,000          16,921
Ushio, Inc....................................            4,000          44,944
Yahoo Japan Corp.*............................                4          44,944
                                                                     ----------
   TOTAL JAPAN................................                        1,273,477
                                                                     ----------
KOREA (1.8%)
Hyundai Heavy Industries*.....................            1,754          34,142
Kookmin Bank (ADR)............................              300           8,265
LG Home Shopping, Inc.........................            1,007          57,271
Posco (ADR)...................................              500          10,275
Samsung Electronics Co., Ltd. (GDR)(S)........              296          37,152
SK Telecom Co., Ltd...........................              100          13,909
                                                                     ----------
   TOTAL KOREA................................                          161,014
                                                                     ----------
LUXEMBOURG (0.7%)
Arcelor*......................................            3,700          41,870
Espirito Santo Financial Group S.A. (ADR).....            1,109          19,485
                                                                     ----------
   TOTAL LUXEMBOURG...........................                           61,355
                                                                     ----------
MEXICO (0.2%)
Grupo Televisa S.A. (ADR)*....................              630          19,114
                                                                     ----------
NETHERLANDS (9.3%)
Aalberts Industries N.V.......................            4,998          74,072
ABN Amro Holdings N.V.........................            6,354         107,358
ASM International N.V.*.......................            3,650          49,749
Boskalis Westminster N.V......................            6,560         147,004
Buhrmann N.V..................................            5,500          18,353
DSM N.V.......................................            1,800          78,745
Heineken N.V..................................              432          16,040
ICTS International N.V.*......................              900           4,500
ING Groep N.V.................................            4,528          73,525
Koninklijke Ahold N.V.........................            2,625          12,011
Koninklijke Royal Philips Electronics N.V.....            2,800          52,090
Magnus Holding N.V.*..........................            5,400           1,928
Reed Elsevier N.V.*...........................            2,730          31,076
Royal Dutch Petroleum Co......................              800          32,721
Smit International N.V........................            1,230          23,885
TPG N.V.......................................            1,000          15,602
Unit 4 Aggresso N.V.*.........................            4,400          18,267
Van der Moolen Holding N.V....................            1,200          12,321
VNU N.V(S)....................................              532          15,436
Wolters Kluwer N.V............................            1,860          24,224
                                                                     ----------
   TOTAL NETHERLANDS..........................                          808,907
                                                                     ----------
NORWAY (0.7%)
Norske Skogindustrier ASA.....................            1,000          13,719
Tandberg ASA*.................................            7,500          29,152
Tsakos Energy Navigation Ltd. (ADR)...........            1,400          17,080
                                                                     ----------
                                                                         59,951
                                                                     ----------
PORTUGAL (0.2%)
Banco Espirito Santo S.A......................            1,000          14,341
                                                                     ----------
SPAIN (3.5%)
Altadis S.A. (Registered).....................              700          18,046
Amadeus Global Travel Distribution S.A.,
 Class A......................................            6,400          31,998
Banco Santander Central Hispano S.A...........            7,200          56,568
Grupo Dragados S.A............................            1,735          33,149
Iberdrola S.A.................................              900          14,493
Prosegur, Compania de Seguridad S.A...........            2,130          27,574
Sogecable S.A.*...............................            1,970          21,391
Telefonica S.A.*..............................            9,216         101,924
                                                                     ----------
   TOTAL SPAIN................................                          305,143
                                                                     ----------
SWEDEN (1.9%)
Autoliv, Inc..................................            1,400          34,231
Electrolux AB, Class B........................            2,900          54,421
Ortivus AB, Class B*..........................            3,200           9,389
Svenska Cellulosa AB, Class B.................            1,000          33,865
Telefonaktiebolaget LM Ericsson, Class B*.....           36,300          33,062
                                                                     ----------
   TOTAL SWEDEN...............................                          164,968
                                                                     ----------
SWITZERLAND (6.1%)
Centerpulse AG*...............................               80          17,489
Givaudan......................................               30          11,613
Logitech International S.A.*..................            1,127          41,547
Nestle S.A. (Registered)......................              555         113,144
Novartis AG (Registered)......................            3,005         118,534
Roche Holding AG..............................              775          49,312
Swiss Reinsurance.............................            1,396          91,193
UBS AG*.......................................            1,828          86,730
                                                                     ----------
   TOTAL SWITZERLAND..........................                          529,562
                                                                     ----------
UNITED KINGDOM (23.2%)
3i Group plc..................................            1,590          11,817
Abbey National plc............................            2,200          15,629
Amersham plc..................................            2,920          20,990
Aviva plc.....................................            5,900          41,491
Barclays Bank plc.............................           12,599          87,040
BP plc........................................           14,251          90,310
British American Tobacco plc..................            5,467          52,426
British Sky Broadcasting plc*.................            2,600          26,948
BT Group plc..................................            9,410          26,959
BTG plc*......................................           12,050          18,007
Cadbury Schweppes plc.........................            7,078          39,424
Cambridge Antibody Technology Group plc*......              920           6,014
Centrica plc..................................              320             850
Collins Stewart Holdings plc..................           10,394          58,475
Compass Group plc.............................            5,539          25,496
Diageo plc....................................            7,277          80,716
Dixons Group plc..............................            8,570          15,238
Eidos plc*....................................           15,190          33,078
Electrocomponents plc.........................            2,400          11,987
GlaxoSmithKline plc...........................           11,335         227,178
Halma plc.....................................           14,480          28,003
Hilton Group plc..............................            5,418          13,249
HSBC Holdings plc.............................            4,237          46,421
Intercontinental Hotels Group plc.............            4,322          26,249
Kingfisher plc................................            3,424          13,380
Lloyds TSB Group plc..........................           16,327         107,380

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)
================================================================================
                                                    NUMBER
                                                      OF                VALUE
                                                    SHARES             (NOTE 1)
--------------------------------------------------------------------------------
Oxford Glycosciences plc* .......................     1,790          $     5,178
Persimmon plc ...................................     3,300               22,007
Powderject Pharmaceuticals plc* .................     1,920               15,957
Prudential plc ..................................     4,923               30,135
Reed Elsevier plc ...............................     1,900               15,153
Rentokil Initial plc ............................     5,460               16,319
Rexam plc .......................................     4,000               24,997
Royal & Sun Alliance Insurance
 Group plc ......................................    19,900               34,747
Royal Bank of Scotland Group plc ................     1,780               46,685
Shell Transport & Trading Co. plc ...............    18,528              110,973
Shire Pharmaceuticals Group plc* ................     1,700               10,923
Six Continents plc ..............................     4,322               14,644
SkyePharma plc* .................................    82,500               65,269
Smith & Nephew plc ..............................     2,046               13,644
Smiths Group plc ................................       978               10,457
Tesco plc .......................................     9,440               29,873
Trinity Mirror plc ..............................     2,100               14,600
Unilever plc ....................................     8,829               86,783
Vodafone Group plc ..............................   119,832              236,531
Whitbread plc ...................................     3,600               35,645
Wimpey (George) plc .............................     4,700               18,780
Wolseley plc ....................................     3,160               30,556
WPP Group plc ...................................     2,015               14,339
                                                                     -----------
   TOTAL UNITED KINGDOM .........................                      2,028,950
                                                                     -----------
TOTAL COMMON STOCKS (95.4%)
 (Cost $9,306,809) ..............................                      8,328,191
                                                                     -----------
PREFERRED STOCKS:
GERMANY (0.8%)
Fresenius AG ....................................       830               36,588
Porsche AG ......................................        42               15,280
Wella AG ........................................       251               18,600
                                                                     -----------
TOTAL PREFERRED STOCKS (0.8%)
 (Cost $57,680) .................................                         70,468
                                                                     -----------

================================================================================
                                                   PRINCIPAL           VALUE
                                                     AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (1.3%)
J.P. Morgan Chase Nassau
 0.79%, 05/01/03
 (Amortized Cost $117,678) ......................  $117,678          $   117,678
                                                                     -----------
TOTAL INVESTMENTS (97.5%)
 (Cost/Amortized Cost $9,482,167) ...............                      8,516,337
OTHER ASSETS LESS LIABILITIES ...................                        214,882
 (2.5%) .........................................                    -----------
NET ASSETS (100%) ...............................                    $ 8,731,219
                                                                     ===========
_____________
*    Non-income producing.

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At April 30, 2003, these securities amounted to $74,588 or 0.85% of net assets.

     Glossary:
     ADR -- American Depositary Receipt
     GDR -- Global Depositary Receipt

================================================================================
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments

Consumer Discretionary ..........................                          13.6%
Consumer Staples ................................                           6.9
Energy ..........................................                           7.0
Financials ......................................                          23.4
Health Care .....................................                          13.0
Industrials .....................................                           9.7
Information Technology ..........................                          13.6
Materials .......................................                           4.1
Telecommunications Services .....................                           6.7
Utilities .......................................                           2.0
                                                                          -----
                                                                          100.0%
                                                                          =====

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2003 (Unaudited)
================================================================================
At April 30, 2003 the Fund had the following futures contracts open: (Note 1)

                                          NUMBER OF  EXPIRATION  ORIGINAL  VALUE AT   UNREALIZED
PURCHASE                                  CONTRACTS     DATE      VALUE    4/30/03   APPRECIATION
--------                                  ---------  ----------  --------  --------  ------------
DJ Euro Stoxx ........................        2       June-03    $47,586   $51,157      $3,571
                                                                                        ======

At April 30, 2003 the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                                  LOCAL
                                                CONTRACT     COST ON    U.S. $
                                                 AMOUNT    ORIGINATION  CURRENT    UNREALIZED
                                                 (000'S)      DATE       VALUE    DEPRECIATION
                                          -----------------------------------------------------
FOREIGN CURRENCY SELL CONTRACTS
Japanese Yen, expiring 05/01/03 ......          8,540,700    $70,000    $71,614     $(1,614)
Japanese Yen, expiring 05/02/03 ......          8,656,176     70,000     72,583      (2,583)
                                                                                    -------
                                                                                    $(4,197)
                                                                                    =======

Investment security transactions for the six months ended April 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ......    $ 2,099,053
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ......      1,777,868

As of April 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .............    $   387,058
Aggregate gross unrealized depreciation .............     (1,352,888)
                                                         -----------
Net unrealized depreciation .........................    $  (965,830)
                                                         ===========
Federal income tax cost of investments ..............    $ 9,482,167
                                                         ===========

The Fund has a net capital loss carryforward of $393,532 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (Unaudited)
================================================================================
                                                    NUMBER
                                                      OF                VALUE
                                                    SHARES             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.2%)
INTERNET RETAIL (0.7%)
Amazon.com, Inc.*(a) ............................     1,180          $    33,830
                                                                     -----------
MEDIA (6.5%)
AOL Time Warner, Inc.* ..........................     5,075               69,426
Comcast Corp., Class A* .........................       649               20,710
Comcast Corp., Special Class A* .................       900               27,054
COX Communications, Inc., Class A* ..............     2,165               71,661
EchoStar Communications Corp.,
 Class A* .......................................       800               23,968
Macrovision Corp.* ..............................       950               16,787
TMP Worldwide, Inc.* ............................       620               10,397
USA Interactive* ................................     1,340               40,133
Viacom, Inc., Class B* ..........................     1,275               55,348
                                                                     -----------
                                                                         335,484
                                                                     -----------
 TOTAL CONSUMER DISCRETIONARY ...................                        369,314
                                                                     -----------
FINANCIALS (0.7%)
INVESTMENT COMPANIES (0.7%)
iShares Nasdaq Biotechnology Index
 Fund* ..........................................       600               34,380
HEALTH CARE (0.4%)                                                   -----------
BIOTECHNOLOGY (0.4%)
Gilead Sciences, Inc.* ..........................       490               22,609
                                                                     -----------
INDUSTRIALS (3.7%)
AEROSPACE & DEFENSE (1.4%)
Raytheon Co. ....................................     2,300               68,839
                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES (1.7%)
First Data Corp. ................................     2,200               86,306
                                                                     -----------
ELECTRICAL EQUIPMENT (0.3%)
National Semiconductor Corp.* ...................       880               16,482
                                                                     -----------
INDUSTRIAL CONGLOMERATES (0.3%)
Tyco International Ltd. .........................     1,120               17,472
                                                                     -----------
 TOTAL INDUSTRIALS ..............................                        189,099
                                                                     -----------
INFORMATION TECHNOLOGY (79.1%)
APPLICATION SOFTWARE (8.1%)
BEA Systems, Inc.* ..............................     7,370               78,933
Business Objects S.A. (ADR)* ....................       770               16,732
Electronic Arts, Inc.* ..........................     1,785              105,797
Informatica Corp.* ..............................     1,200                7,836
Intuit, Inc.* ...................................       475               18,420
Mercury Interactive Corp.* ......................     1,190               40,388
NetIQ Corp.* ....................................       760               10,473
Red Hat, Inc.* ..................................     5,320               31,920
Siebel Systems, Inc.* ...........................       970                8,410
Symantec Corp.* .................................     1,545               67,903
Synopsys, Inc.* .................................       570               27,725
                                                                     -----------
                                                                         414,537
                                                                     -----------
COMPUTER HARDWARE (4.4%)
CDW Computer Centers, Inc.* .....................       380               16,203
Dell Computer Corp.* ............................     3,710              107,256
Hewlett-Packard Co. .............................     2,760               44,988
International Business Machines Corp. ...........       695               59,006
                                                                     -----------
                                                                         227,453
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS (3.5%)
EMC Corp.* ......................................     9,635               87,582
Network Appliance, Inc.* ........................     3,650               48,472
Sandisk Corp.* ..................................     1,760               42,592
                                                                     -----------
                                                                         178,646
                                                                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.8%)
Agilent Technologies, Inc.* .....................     3,685               59,034
Avocent Corp.* ..................................     1,500               44,430
Flextronics International Ltd.* .................     9,990               87,412
Intersil Corp., Class A* ........................       200                3,700
Jabil Circuit, Inc.* ............................       500                9,350
Sanmina-SCI Corp.* ..............................     5,450               26,160
Solectron Corp.* ................................     5,120               16,333
                                                                     -----------
                                                                         246,419
                                                                     -----------
INTERNET SOFTWARE & SERVICES (10.8%)
Cognizant Technology Solutions Corp.* ...........       510                9,160
eBay, Inc.*(a) ..................................     2,400              222,648
Expedia, Inc., Class A* .........................       560               32,362
Retek, Inc.* ....................................     1,580                9,875
SINA Corp.* .....................................     2,270               22,382
Softbank Corp. ..................................     1,900               21,300
Sohu.com, Inc.* .................................     3,340               51,603
United Online, Inc.* ............................       390                8,720
VeriSign, Inc.* .................................     3,210               39,868
Vignette Corp.* .................................    11,110               22,887
Yahoo Japan Corp.* ..............................         7               78,652
Yahoo!, Inc.*(a) ................................     1,360               33,701
                                                                     -----------
                                                                         553,158
                                                                     -----------
IT CONSULTING & SERVICES (3.5%)
Affiliated Computer Services, Inc.,
 Class A* .......................................     1,560               74,412
Computer Sciences Corp.* ........................     1,000               32,950
DST Systems, Inc.* ..............................       550               16,885
Exult, Inc.* ....................................     1,250                8,987
Fiserv, Inc.* ...................................       825               24,288
Hewitt Associates, Inc.* ........................       200                5,542
Netease.com, Inc., Class H (ADR)* ...............       170                3,698
The BISYS Group, Inc.* ..........................       550                9,284
Unisys Corp.* ...................................       200                2,080
                                                                     -----------
                                                                         178,126
                                                                     -----------
NETWORKING EQUIPMENT (2.5%)
Brocade Communications
 Systems, Inc.* .................................     2,220               12,809
Cisco Systems, Inc.* ............................     4,190               63,018
Foundry Networks, Inc.* .........................       830                9,030
Juniper Networks, Inc.* .........................     4,490               45,888
                                                                     -----------
                                                                         130,745
                                                                     -----------
OFFICE ELECTRONICS (0.2%)
Canon, Inc. .....................................       260               10,508
                                                                     -----------
SEMICONDUCTOR EQUIPMENT (4.7%)
Applied Materials, Inc.* ........................     3,920               57,232
ASML Holding N.V.
 (New York Shares)* .............................     1,945               17,135
ChipPAC, Inc., Class A* .........................     5,395               29,133
Emulex Corp.* ...................................       380                7,786
KLA-Tencor Corp.* ...............................     1,170               47,970
Marvell Technology Group Ltd.* ..................     2,805               64,737
Teradyne, Inc.* .................................     1,285               14,906
                                                                     -----------
                                                                         238,899
                                                                     -----------
SEMICONDUCTORS (14.4%)
Altera Corp.* ...................................     7,505              118,654
Broadcom Corp., Class A* ........................       480                8,587
Cypress Semiconductor Corp.* ....................     2,490               21,713
Intel Corp. .....................................     7,180              132,112
Linear Technology Corp. .........................       550               18,959
Maxim Integrated Products, Inc.* ................     1,805               70,918
PMC-Sierra, Inc.* ...............................       650                5,363
QLogic Corp.* ...................................       210                9,238
Samsung Electronics Co., Ltd. (GDR) .............       279               34,875
Taiwan Semiconductor Manufacturing
 Co., Ltd. (ADR)* ...............................    19,019              159,189
Texas Instruments, Inc. .........................     4,280               79,137

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)
================================================================================
                                                      NUMBER
                                                        OF              VALUE
                                                      SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Xilinx, Inc.* ...................................      2,945         $   79,721
                                                                     ----------
                                                                        738,466
                                                                     ----------
SYSTEMS SOFTWARE (13.7%)
Adobe Systems, Inc. .............................      1,500             51,840
Cognos, Inc.* ...................................        600             16,284
Microsoft Corp. .................................      8,500            217,345
Network Associates, Inc.* .......................      4,010             45,834
Oracle Corp.* ...................................     11,100            131,868
SAP AG (ADR) ....................................      5,860            149,489
VERITAS Software Corp.* .........................      2,950             64,930
Wind River Systems* .............................      8,110             26,844
                                                                     ----------
                                                                        704,434
                                                                     ----------
TELECOMMUNICATIONS EQUIPMENT (8.5%)
Alcatel S.A. ....................................      2,150             17,611
Alcatel S.A. (ADR)(a) ...........................      6,280             50,617
Amdocs Ltd.*. ...................................      4,080             72,053
Corning, Inc.*. .................................      9,105             49,349
Nokia OYJ (ADR). ................................      7,480            123,944
QUALCOMM, Inc. ..................................      2,465             78,609
Sonus Networks, Inc.* ...........................      2,570              8,224
UTStarcom, Inc.*. ...............................      1,620             35,269
                                                                     ----------
                                                                        435,676
                                                                     ----------
 TOTAL INFORMATION TECHNOLOGY ...................                     4,057,067
                                                                     ----------
TELECOMMUNICATION SERVICES (0.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Boston Communications Group*. ...................        420              7,598
                                                                     ----------
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
Vodafone Group plc (ADR) ........................      1,600             31,616
                                                                     ----------
 TOTAL TELECOMMUNICATION SERVICES ...............                        39,214
                                                                     ----------
TOTAL COMMON STOCKS (91.8%)
 (Cost $5,107,448) ..............................                     4,711,683
                                                                     ----------
                                                      NUMBER
                                                        OF
                                                     WARRANTS
                                                     --------
WARRANTS:
FINANCIALS (0.1%)
BANKS (0.1%)
Deutsche Bank AG* ...............................      3,000              5,846
                                                                     ----------
INFORMATION TECHNOLOGY (0.3%)
COMPUTER STORAGE & PERIPHERALS (0.3%)
Hon Hai Precision Industry Co. Ltd.,
 1/15/04* .......................................      4,000             12,431
                                                                     ----------
TOTAL WARRANTS (0.4%) (Cost $19,807) ............                        18,277
                                                                     ----------

================================================================================
                                                      PRINCIPAL         VALUE
                                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (8.6%)
J.P. Morgan Chase Nassau
 0.79%, 5/1/03
 (Amortized Cost $442,622) ......................   $442,622         $ 442,622
                                                                     ---------
TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN (100.8%)
 (Cost/Amortized Cost $5,569,877)                                     5,172,582
                                                                     ----------
                                                         NUMBER
                                                           OF
                                                      CONTRACTS (C)
                                                      -------------
OPTIONS WRITTEN(d):
WRITTEN CALL OPTIONS (-0.2%)
Alcatel S.A. (ADR)* June @ $7.50 ................        (39)            (4,095)
Amazon.com, Inc.* July @ $27.50 .................         (5)            (1,550)
eBay, Inc.* July @ $95.00 .......................         (3)            (1,590)
Yahoo!, Inc.* July @ $25.00 .....................         (5)            (1,000)
                                                                     ----------
TOTAL OPTIONS WRITTEN (-0.2%)
 (Premiums Received $6,741)                                              (8,235)
                                                                     ----------
TOTAL INVESTMENTS AFTER OPTIONS
 WRITTEN (100.6%)
 (Cost/Amortized Cost $5,563,136) ...............                     5,164,347
OTHER ASSETS LESS LIABILITIES (-0.6%)                                   (33,910)
                                                                     ----------
NET ASSETS (100%) ...............................                    $5,130,437
                                                                     ==========

================================================================================
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments

Bermuda .........................................                           1.3%
Canada ..........................................                           0.3
China ...........................................                           1.1
Finland .........................................                           2.4
France ..........................................                           1.6
Germany .........................................                           2.9
Japan ...........................................                           2.1
Korea ...........................................                           0.7
Netherlands .....................................                           0.3
Taiwan ..........................................                           3.1
United Kingdom ..................................                           3.8
United States** .................................                          80.4
                                                                     ----------
                                                                          100.0%
                                                                     ==========

__________
*   Non-income producing.

**  Includes Short-Term Debt Securities of 8.6%.

(a) Fully or partially pledged as collateral on outstanding written call options.

(c) One contract relates to 100 shares.

(d) Covered call option contracts written in connection with securities held.

    Glossary:
    ADR-- American Depositary Receipt
    GDR-- Global Depositary Receipt

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2003 (Unaudited)
================================================================================
Options written for the six months ended April 30, 2003 were as follows:
(Note 1)

                                                               TOTAL          TOTAL
                                                             NUMBER OF      PREMIUMS
                                                             CONTRACTS      RECEIVED
                                                            ------------  -------------
Options outstanding -- November 1, 2002 .................       101         $ 21,369
Options written .........................................        60            8,675
Options terminated in closing purchase transactions .....       (54)         (12,700)
Options expired .........................................       (16)          (5,189)
Options exercised .......................................       (39)          (5,414)
                                                                ---         --------
Options outstanding -- April 30, 2003 ...................        52         $  6,741
                                                                ===         ========

Investment security transactions for the six months ended April 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ....................    $3,238,494
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ....................     2,966,597

As of April 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                                $  381,381
Aggregate gross unrealized depreciation                                  (778,676)
                                                                       ----------
Net unrealized depreciation .......................................    $ (397,295)
                                                                       ==========
Federal income tax cost of investments ............................    $5,569,877

For the six months ended April 30, 2003, the Fund incurred approximately $63 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,393,769 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (Unaudited)
================================================================================
                                                     NUMBER
                                                       OF               VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER STAPLES (0.5%)
FOOD PRODUCTS (0.5%)
Monsanto Co. ..................................       1,880          $   32,712
                                                                     ----------
FINANCIALS (0.4%)
INVESTMENT COMPANIES (0.4%)
Biotech Holders Trust .........................         300              30,510
                                                                     ----------
HEALTH CARE (92.9%)
BIOTECHNOLOGY (14.1%)
Amgen, Inc.* ..................................       3,650             223,781
Applera Corp. - Celera Genomics Group* ........       2,200              23,100
Cephalon, Inc.* ...............................         800              32,672
Ciphergen Biosystems, Inc.* ...................       2,300              11,247
CV Therapeutics, Inc.* ........................       1,600              31,968
Enzon, Inc.* ..................................       1,300              17,836
Exelixis, Inc.* ...............................       4,200              35,780
Genentech, Inc.* ..............................       1,850              70,281
Genzyme Corp. - General Division* .............       2,300              92,644
Gilead Sciences, Inc.* ........................       2,150              99,201
Human Genome Sciences, Inc.* ..................       2,200              25,718
ICOS Corp.* ...................................       1,100              29,425
IDEC Pharmaceuticals Corp.* ...................       1,850              60,588
Ilex Oncology, Inc.* ..........................         900              12,051
InterMune, Inc.* ..............................       1,125              22,871
Kyphon, Inc.* .................................       2,000              18,880
Medicines Co.* ................................       1,400              28,770
Regeneron Pharmaceuticals, Inc.* ..............       1,200               7,596
Sangstat Medical Corp.* .......................       1,000              12,600
Sequenom, Inc.* ...............................         100                 202
Serono S.A., Class B ..........................         102              55,351
Telik, Inc.*. .................................       1,400              18,410
Vertex Pharmaceuticals, Inc.* .................       1,200              14,484
                                                                     ----------
                                                                        945,456
                                                                     ----------
HEALTH CARE DISTRIBUTORS & SERVICES (5.7%)
AmerisourceBergen Corp. .......................       1,450              83,883
Cardinal Health, Inc. .........................       1,500              82,920
Gambro AB, Class A. ...........................       7,720              43,415
Health Management Associates, Inc.,
Class A .......................................         200               3,412
Laboratory Corp. of America Holdings*. ........       1,400              41,244
Lincare Holdings, Inc.* .......................         100               3,037
McKesson HBOC, Inc. ...........................       3,610             100,141
MedSource Technologies, Inc.* .................         200                 560
Varian Medical Systems, Inc.* .................         450              24,237
                                                                     ----------
                                                                        382,849
                                                                     ----------
HEALTH CARE EQUIPMENT (9.0%)
Abgenix, Inc.*. ...............................       3,200              30,400
Apogent Technologies, Inc.* ...................         400               6,872
ATS Medical, Inc.*. ...........................       5,800              14,558
Baxter International, Inc. ....................       2,100              48,300
Becton, Dickinson & Co. .......................       2,500              88,500
Boston Scientific Corp.* ......................       1,550              66,727
Cardiac Science, Inc.* ........................      10,700              25,252
Guidant Corp.*. ...............................       1,700              66,283
Medtronic, Inc. ...............................       1,900              90,706
Smith & Nephew plc. ...........................       3,200              21,340
St. Jude Medical, Inc.* .......................       1,550              81,313
Stryker Corp. .................................         650              43,557
Therasense, Inc.* .............................       2,200              17,402
                                                                     ----------
                                                                        601,210
                                                                     ----------
HEALTH CARE FACILITIES (7.3%)
Community Health Systems, Inc.* ...............       6,300             119,700
HCA, Inc. .....................................       3,200             102,720
Province Healthcare Co.* ......................         100               1,000
Tenet Healthcare Corp.* .......................       6,400              94,976
Triad Hospitals, Inc.* ........................       4,200              92,442
Universal Health Services, Inc.,
    Class B* ..................................       1,400              54,138
VCA Antech, Inc.* .............................       1,350              22,665
                                                                     ----------
                                                                        487,641
                                                                     ----------
HEALTH CARE SUPPLIES (1.8%)
Beckman Coulter, Inc. .........................       1,300              50,531
Centerpulse AG* . .............................         100              21,861
CTI Molecular Imaging, Inc.* ..................       1,478              27,136
Viasys Healthcare, Inc.* ......................       1,400              22,680
                                                                     ----------
                                                                        122,208
                                                                     ----------
MANAGED HEALTH CARE (5.3%)
Aetna, Inc. ...................................       1,150              57,270
Anthem, Inc.* .................................         950              65,208
Caremark Rx, Inc.* ............................       1,600              31,856
Coventry Health Care, Inc.* ...................       1,400              57,148
HMS Holdings Corp. ............................       5,500              15,571
PacifiCare Health Systems, Inc.* ..............         900              28,656
UnitedHealth Group, Inc. ......................         500              46,065
Wellpoint Health Networks, Inc.* ..............         650              49,361
                                                                     ----------
                                                                        351,135
                                                                     ----------
PHARMACEUTICALS (49.7%)
Abbott Laboratories ...........................       5,200             211,276
Adolor Corp.* .................................         900              12,591
Allergan, Inc. ................................         950              66,737
Alpharma, Inc., Class A .......................       1,100              20,515
Altana AG .....................................         900              44,394
Amylin Pharmaceuticals, Inc.* .................       3,500              67,025
AstraZeneca plc (ADR) .........................       3,100             123,597
AtheroGenics, Inc.* ...........................       1,100              10,010
Aventis S.A. ..................................       2,200             111,736
Aventis S.A. (ADR) ............................       1,700              85,578
Axcan Pharma, Inc.* ...........................       1,300              15,132
Barr Laboratories, Inc.* ......................         300              16,680
Biovail Corp.* ................................       1,050              37,958
Bristol-Myers Squibb Co. ......................       4,200             107,268
Chugai Pharmaceutical Co., Ltd. ...............       2,700              28,300
Connetics Corp.* ..............................         900              15,201
Corvas International, Inc.* ...................       1,900               3,724
Cygnus, Inc.* .................................         200                  92
Eisai Co., Ltd. ...............................       4,300              75,897
Elan Corp. plc (ADR)* .........................       3,700              12,506
Eli Lilly & Co. ...............................       1,600             102,112
Forest Laboratories, Inc.* ....................       1,100              56,892
Fujisawa Pharmaceutical Co., Ltd. .............       3,000              50,813
Isis Pharmaceuticals, Inc.* ...................       6,700              37,051
Johnson & Johnson .............................       1,950             109,902
King Pharmaceuticals, Inc.* ...................         800              10,088
Kyorin Pharmaceutical Co. .....................       3,000              26,438
Medicis Pharmaceutical Corp.,
     Class A* .................................         500              28,820
MedImmune, Inc.* ..............................       1,500              52,905
Merck & Co., Inc. .............................       2,850             165,813
Mylan Laboratories, Inc. ......................       1,350              38,164
Novartis AG (Registered). .....................       1,170              46,151
Novo-Nordisk A/S, Class B .....................         100               3,623
OSI Pharmaceuticals, Inc.* ....................       1,500              31,500
Pfizer, Inc. ..................................      18,710             575,332
Pharmaceutical Resources, Inc.* ...............         400              17,580
Ribapharm, Inc.* ..............................       2,600              11,180
Rigel Pharmaceuticals, Inc.* ..................       3,000               2,610
Rohto Pharmaceutical Co., Ltd. ................       1,000               7,270
Sankyo Co., Ltd. ..............................       2,000              28,979
Sanofi-Synthelabo S.A. ........................       1,500              89,475

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2003 (Unaudited)
================================================================================
                                                     NUMBER
                                                       OF               VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
Schering-Plough Corp. ...........................     7,400          $  133,940
Shionogi & Co., Ltd. ............................     3,000              35,620
Shire Pharmaceuticals Group plc (ADR)* ..........       300               5,970
Shire Pharmaceuticals Group plc*. ...............     9,200              59,110
Takeda Chemical Industries Ltd. .................       800              29,314
Teva Pharmaceutical Industries Ltd. (ADR) .......     3,350             156,445
Watson Pharmaceuticals, Inc.* ...................     1,700              49,419
Wyeth ...........................................     6,075             264,445
Yamanouchi Pharmaceutical Co., Ltd. .............     1,000              25,239
                                                                     ----------
                                                                      3,318,417
                                                                     ----------
 TOTAL HEALTH CARE ..............................                     6,208,916
                                                                     ----------
INDUSTRIALS (0.2%)
COMMERCIAL SERVICES AND SUPPLIES (0.2%)
Cerner Corp.* ...................................       600              11,988
                                                                     ----------
INFORMATION TECHNOLOGY (0.6%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Varian, Inc.* ...................................       500              15,805
                                                                     ----------
HEALTH CARE DISTRIBUTORS & SERVICES (0.0%)
Dendrite International, Inc.* ...................       200               2,048
                                                                     ----------
HEALTH CARE EQUIPMENT (0.3%)
Wilson Greatbatch Technologies, Inc.* ...........       600              19,674
                                                                     ----------
 TOTAL INFORMATION TECHNOLOGY ...................                        37,527
                                                                     ----------
MATERIALS (2.6%)
CHEMICALS (2.6%)
Akzo Nobel N.V. .................................     3,600              80,030
Bayer AG ........................................     2,800              50,934
Millennium Pharmaceuticals, Inc.* ...............     3,700              40,700
                                                                     ----------
                                                                        171,664
                                                                     ----------
TOTAL COMMON STOCKS (97.2%)
 (Cost $6,824,834) ..............................                     6,493,317
                                                                     ----------
                                                   PRINCIPAL
                                                    AMOUNT
                                                 -------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (3.0%)
J.P. Morgan Chase Nassau
  0.79%, 5/1/03
 (Amortized Cost $202,937) ......................   $202,937            202,937
                                                                     ----------
TOTAL INVESTMENTS (100.2%)
 (Cost/Amortized Cost $7,027,771)................                     6,696,254
OTHER ASSETS LESS LIABILITIES (-0.2%)                                   (16,380)
                                                                     ----------
NET ASSETS (100%) ...............................                    $6,679,874
                                                                     ==========
______________
*    Non-income producing.

     Glossary:
     ADR-- American Depositary Receipt

================================================================================
Investment security transactions for the six months ended April 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ..................    $2,945,541
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..................     2,856,729

As of April 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........................    $  478,560
Aggregate gross unrealized depreciation                                (810,077)
                                                                     ----------
Net unrealized depreciation .....................................    $ (331,517)
                                                                     ==========
Federal income tax cost of investments ..........................    $7,027,771
                                                                     ==========

The Fund has a net capital loss carryforward of $499,529 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (Unaudited)
================================================================================
                                                    PRINCIPAL           VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (3.6%)
AUTOMOBILES (0.4%)
DaimlerChrysler AG
 7.45%, 3/1/27 .................................. $  20,000          $    22,205
DaimlerChrysler NA Holdings Corp.
 4.75%, 1/15/08 .................................    40,000               41,322
 8.50%, 1/18/31 .................................    30,000               37,520
Ford Motor Co.
 7.45%, 7/16/31 .................................   110,000               97,904
                                                                     -----------
                                                                         198,951
                                                                     -----------
CASINOS & GAMING (0.2%)
MGM Mirage, Inc.
 8.50%, 9/15/10 .................................    39,000               43,680
Park Place Entertainment Corp.
 7.50%, 9/1/09 ..................................    46,000               48,875
                                                                     -----------
                                                                          92,555
                                                                     -----------
HOTELS (0.2%)
ITT Corp.
 6.75%, 11/15/03 ................................   100,000              101,500
                                                                     -----------
MEDIA (2.8%)
AOL Time Warner, Inc.
 5.63%, 5/1/05 ..................................    15,000               15,799
British Sky Broadcasting plc
 8.20%, 7/15/09 .................................   100,000              114,000
Clear Channel Communications,
 Inc.
 7.65%, 9/15/10 .................................    40,000               46,812
Comcast Cable Communications,
 Inc.
 6.38%, 1/30/06 .................................    65,000               70,456
 6.20%, 11/15/08 ................................    20,000               22,040
 6.88%, 6/15/09 .................................    40,000               44,768
Comcast Corp.
 5.50%, 3/15/11 .................................    35,000               36,105
 6.50%, 1/15/15 .................................   110,000              119,503
CSC Holdings, Inc.
 7.63%, 4/1/11 ..................................    50,000               52,625
Rogers Cablesystems, Ltd.
 10.00%, 3/15/05 ................................   200,000              214,500
Time Warner, Inc.
 9.15%, 2/1/23 ..................................    10,000               12,123
 6.63%, 5/15/29 .................................   195,000              192,542
Turner Broadcasting Systems, Inc.
 7.40%, 2/1/04 ..................................    50,000               51,331
Walt Disney Co.
 3.90%, 9/15/03 .................................   200,000              201,514
 5.13%, 12/15/03 ................................   200,000              204,439
                                                                     -----------
                                                                       1,398,557
                                                                     -----------
 TOTAL CONSUMER DISCRETIONARY ...................                      1,791,563
                                                                     -----------
CONSUMER STAPLES (1.6%)
FOOD PRODUCTS (1.1%)
General Mills, Inc.
 5.13%, 2/15/07 .................................    30,000               32,311
 6.00%, 2/15/12 .................................    25,000               27,427
Kellogg Co.
 6.00%, 4/1/06 ..................................    25,000               27,464
 6.60%, 4/1/11 ..................................    30,000               34,303
Kraft Foods, Inc.
 5.25%, 6/1/07 ..................................    40,000               42,106
 5.63%, 11/1/11 .................................    65,000               68,011
R.J. Reynolds Tobacco Holdings, Inc.
 7.38%, 5/15/03(S) ..............................   150,000              150,321
 7.38%, 5/15/03 .................................   150,000              150,199
                                                                     -----------
                                                                         532,142
                                                                     -----------
FOOD RETAIL (0.5%)
Kroger Co.
 7.80%, 8/15/07 .................................    20,000               22,942
 5.50%, 2/1/13 ..................................    51,000               52,388
Safeway, Inc.
 3.63%, 11/5/03 .................................   200,000              201,034
                                                                     -----------
                                                                         276,364
                                                                     -----------
 TOTAL CONSUMER STAPLES .........................                        808,506
                                                                     -----------
ENERGY (0.5%)
INTEGRATED OIL & GAS (0.3%)
Amerada Hess Corp.
 7.30%, 8/15/31 .................................    25,000               27,991
Conoco, Inc.
 6.95%, 4/15/29 .................................    40,000               46,790
Phillips Petroleum Co.
 7.00%, 3/30/29 .................................    20,000               23,415
Southern Natural Gas Co.
 8.00%, 3/1/32 ..................................    50,000               51,125
                                                                     -----------
                                                                         149,321
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION (0.1%)
Anadarko Petroleum Corp.
 5.38%, 3/1/07 ..................................    30,000               32,375
                                                                     -----------
OIL & GAS REFINING & MARKETING (0.1%)
Valero Logistics Operations LP
 6.05%, 3/15/13(S) ..............................    70,000               73,370
                                                                     -----------
 TOTAL ENERGY ...................................                        255,066
                                                                     -----------
FINANCIALS (75.6%)
ASSET BACKED (3.8%)
Amortizing Residential Collateral Trust,
 Series 02-BC3M A
 1.59%, 6/25//32 (e) ............................   237,210              235,431
Asset Backed Securities Corp.,
 Series 02-HE1 A1
 1.73%, 3/15/32 (e) .............................    54,275               54,312
Bear Stearns Asset Backed Securities, Inc.,
 Series 01-A AI1
 1.44%, 6/15/16(l) ..............................    36,931               36,932
 Series 02-2 A1
 1.65%, 10/25/32 (e) ............................   128,772              128,927
Chase Funding Loan Acquisition Trust,
 Series 01-FF1 A2
 1.56%, 4/25/31(l) ..............................   226,699              226,699
Fremont Home Loan Trust,
 Series 03-1 A2
 1.66%, 2/25/33+ ................................   120,000              120,000
GMAC Mortgage Corp. Loan Trust,
 Series 99-HLTV A1
 1.72%, 11/18/25 (e) ............................    86,229               86,372
Home Equity Asset Trust,
 Series 02-1 A4
 1.62%, 11/25/32 (e) ............................    78,296               78,256
MBNA Master Credit Card Trust,
 Series 99-G A
 6.35%, 12/15/06 ................................   100,000              105,914
Merrill Lynch Mortgage Investors, Inc.,
 Series 02-AFC1 AV1
 1.69%, 4/25/31 (e) .............................   116,611              116,748
Nissan Auto Receivables Owner
 Trust,
 Series 02-B A3
 3.99%, 12/15/05 ................................   200,000              204,725
Racers,
 Series 97-R-8-3
 1.64%, 8/15/07+(S)(l) ..........................   100,000               99,160

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)
================================================================================
                                                    PRINCIPAL           VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------
Sears Credit Account Master
 Trust, Series 02-5 A
 1.69%, 11/17/09 ................................ $ 150,000          $   150,113
SLM Student Loan Trust,
 Series 03-3 A2
 1.31%, 6/15/10 .................................   175,000              175,000
Steers Delaware Business Trust,
 Series 02-11
 6.965%, 5/27/03(b)(l)(S) .......................   100,000               95,574
                                                                     -----------
                                                                       1,914,163
                                                                     -----------
BANKS (1.5%)
Bank of America Corp.
 3.88%, 1/15/08 .................................    35,000               36,056
 7.80%, 2/15/10 .................................    20,000               24,326
Barclays Bank plc
 8.55%, 12/31/49(l) .............................
European Investment Bank
 5.63%, 1/24/06 .................................   105,000              114,727
FleetBoston Financial Corp.
 4.88%, 12/1/06 .................................    25,000               26,574
 4.20%, 11/30/07 ................................     5,000                5,176
HSBC Capital Funding LP
 10.18%, 12/29/49(S) ............................   100,000              150,484
HSBC Holdings plc
 5.25%, 12/12/12 ................................    10,000               10,404
International Finance Corp.
 5.25%, 5/2/06 ..................................    25,000               27,142
 4.75%, 4/30/07 .................................    50,000               53,326
Royal Bank of Scotland
 Group plc (ADR)
 9.12%, 12/31/49 ................................   125,000              157,832
TIAA Global Markets
 3.88%, 1/22/08 (S) .............................   100,000              102,458
U.S. Bancorp
 3.95%, 8/23/07 .................................    40,000               41,244
                                                                     -----------
                                                                         749,749
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.4%)
ABN Amro Mortgage Corp.,
 Series 02-3 A4
 6.75%, 4/15/11 .................................    67,766               69,763
Bank of America Mortgage
 Securities,
 Series 02-K 2A1
 5.77%, 10/20/32(l) .............................   191,252              195,556
Bear Stearns Adjustable Rate
 Mortgage Trust,
 Series 02-2 IIIA
 6.74%, 6/25/31(l) ..............................    34,328               34,472
CDC Mortgage Capital Trust,
 Series 02-HE2 A
 1.61%, 1/25/33 (e) .............................   163,601              163,387
COMM,
 Series 99-1 A2
 6.46%, 9/15/08 .................................   175,000              197,677
Chase Commercial Mortgage
 Securities Corp.,
 Series 99-2 A2
 7.20%, 1/15/32 .................................    75,000               88,052
Commercial Mortgage Asset Trust,
 Series 99-C1 A3
 6.64%, 1/17/32 .................................   100,000              114,747
Countrywide Home Loans,
 Series 02-1 5A1
 7.12%, 3/19/32(l) ..............................    49,936               50,367
 Series 02-HYB2 6A1
 4.89%, 9/19/32(l) ..............................   106,472              108,160
Credit Suisse First Boston
 Mortgage Securities Corp.,
 2.48%, 3/25/32(b)+(S) ..........................   244,728              241,179
 2.36%, 8/25/33(b)(l)+(S) .......................   191,381              191,381
 Series 02-AR2 2A1
 1.72%, 2/25/32(l) ..............................   167,741              169,923
 Series 98-C2 A2
 6.30%, 11/11/30 ................................   109,984              122,932
Credit-Based Asset Servicing and Securitization,
 Series 02-CB1 A2A
 1.66%, 8/25/29 .................................   261,213              261,489
First Horizon Asset Securities, Inc.,
 Series 00-H 1A
 7.00%, 9/25/30 .................................    16,097               16,295
GE Capital Mortgage Corp.,
 Series 03-C1 A4
 4.73%, 1/10/38 .................................   185,000              189,814
GMAC Mortgage Securities, Inc.,
 Series 99-C1 A2
 6.18%, 5/15/33 .................................    60,000               67,116
 Series 99-C2 A2
 6.95%, 9/15/33 .................................    50,000               57,687
PNC Mortgage Acceptance Corp.,
 Series 99-5 1A7
 6.30%, 7/25/29 .................................   105,616              106,269
Structured Asset Securities
 Corp., Series 01-12 3A1
 6.35%, 9/25/31 .................................    20,644               20,761
 Series 01-3A 1A1
 1.80%, 3/25/31 (e) .............................    60,375               61,544
 Series 02-9 A2
 2.16%, 10/25/27 ................................   143,304              139,747
 Series 02-HF1 A
 1.61%, 1/25/33 (e) .............................    69,532               69,431
Washington Mutual Mortgage
 Securities Corp.,
 Series 01-2 A3
 6.01%, 4/25/31 .................................    81,703               82,522
 Series 02-MS12 A
 6.50%, 5/25/32 .................................    61,344               63,073
 Series 02-S8 2A1
 4.50%, 1/25/18 .................................    96,125               96,570
Washington Mutual,
 Series 00-3A
 3.44%, 12/25/40 ................................    88,415               89,187
 Series 99-WM1 3A2
 6.40%, 10/25/39 ................................   122,831              123,088
                                                                     -----------
                                                                       3,192,189
                                                                     -----------
DIVERSIFIED FINANCIALS (4.9%)
Ameritech Capital Funding Corp.
 6.25%, 5/18/09 .................................    50,000               54,527
ASIF Global Financing XVIII
 3.85%, 11/26/07(S) .............................    75,000               76,430
CIT Group, Inc.
 5.50%, 11/30/07 ................................   140,000              147,976
Citigroup, Inc.
 6.75%, 12/1/05 .................................    75,000               83,463
 5.75%, 5/10/06 .................................    50,000               54,730
 3.50%, 2/1/08  .................................    90,000               90,896
 6.20%, 3/15/09 .................................    25,000               27,962
 7.25%, 10/1/10 .................................    45,000               53,347
 5.88%, 2/22/33 .................................    10,000               10,263
Conoco Funding Co.
 5.45%, 10/15/06 ................................    20,000               21,822
Credit Suisse First Boston USA, Inc.
 6.13%, 11/15/11 ................................    25,000               27,148

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)
================================================================================
                                                   PRINCIPAL        VALUE
                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
Devon Funding Corp.
 7.88%, 9/30/31 ..............................    $   30,000      $   37,143
Ford Motor Credit Co.
 6.88%, 2/1/06 ...............................        35,000          36,208
 5.80%, 1/12/09 ..............................        15,000          14,278
 7.38%, 10/28/09 .............................        75,000          76,608
 7.88%, 6/15/10 ..............................        25,000          25,887
General Electric Capital Corp.
 3.50%, 5/1/08 ...............................        25,000          25,124
 6.13%, 2/22/11 ..............................        65,000          72,361
 5.88%, 2/15/12 ..............................        60,000          65,623
 6.00%, 6/15/12 ..............................        35,000          38,621
General Motors Acceptance Corp.
 6.13%, 8/28/07 ..............................        25,000          25,960
 7.25%, 3/2/11 ...............................        80,000          82,529
 6.88%, 9/15/11 ..............................        15,000          15,288
 8.00%, 11/1/31 ..............................        75,000          78,115
Goldman Sachs Group, Inc.
 7.35%, 10/1/09 ..............................         5,000           5,862
 6.88%, 1/15/11 ..............................        30,000          34,493
 6.13%, 2/15/33 ..............................        70,000          72,389
Household Finance Corp.
 5.75%, 1/30/07 ..............................        80,000          86,931
 4.63%, 1/15/08 ..............................       105,000         109,568
 5.88%, 2/1/09 ...............................        50,000          54,148
 6.38%, 11/27/12 .............................        25,000          27,580
J.P. Morgan Chase & Co.
 4.00%, 2/1/08 ...............................       110,000         113,115
 6.75%, 2/1/11 ...............................        20,000          22,775
Lehman Brothers Holdings, Inc.
 6.25%, 5/15/06 ..............................        25,000          27,711
 6.63%, 1/18/12 ..............................        40,000          45,464
Morgan Stanley
 6.10%, 4/15/06 ..............................        25,000          27,427
 5.80%, 4/1/07 ...............................        25,000          27,250
 6.75%, 4/15/11 ..............................        35,000          39,767
 5.30%, 3/1/13 ...............................        80,000          83,032
Panhandle Holding Co.
 6.50%, 7/15/09 ..............................       100,000         102,250
Pemex Finance, Ltd.
 9.03%, 2/15/11# .............................       100,000         119,871
Redwood Capital II, Ltd.
 4.29%, 1/1/04(b)(S) .........................       100,000          99,771
Sears Roebuck Acceptance Corp.
 6.70%, 4/15/12 ..............................        40,000          42,289
 7.00%, 6/1/32 ...............................        10,000          10,213
Sprint Capital Corp.
 6.88%, 11/15/28 .............................        90,000          83,250
                                                                  ----------
                                                                   2,477,465
                                                                  ----------
FOREIGN GOVERNMENT (3.0%)
Federative Republic of Brazil
 2.13%, 4/15/06(l) ...........................       115,200         108,022
 11.50%, 3/12/08 .............................        50,000          51,125
 2.63%, 4/15/09 ..............................        35,294          29,294
 8.00%, 4/15/14 ..............................       221,654         193,947
Government of Croatia
 2.19%, 7/31/06(l) ...........................        72,284          72,103
Republic of Bulgaria
 2.19%, 7/28/11(l) ...........................        48,000          45,120
Republic of Panama
 8.25%, 4/22/08 ..............................       120,000         129,600
Republic of Peru
 9.13%, 2/21/12 ..............................       167,000         183,283
United Mexican States
 7.50%, 1/14/12 ..............................       110,000         124,190
 6.38%, 1/16/13 ..............................       150,000         157,125
 6.63%, 3/3/15 ...............................       150,000         156,750
 8.30%, 8/15/31 ..............................       210,000         237,615
                                                                  ----------
                                                                   1,488,174
                                                                  ----------
INSURANCE (0.2%)
American General Capital II
 8.50%, 7/1/30 ...............................        20,000          26,564
Marsh & McLennan Cos., Inc.
 6.25%, 3/15/12 ..............................        30,000          33,573
Metlife, Inc.
 6.13%, 12/1/11 ..............................        20,000          22,092
Progressive Corp.
 7.00%, 10/1/13 ..............................        25,000          29,585
                                                                  ----------
                                                                     111,814
                                                                  ----------
MUNICIPAL SECURITIES (1.5%)
California State
 1.31%, 6/20/03 ..............................       125,000         124,809
California State Department Water
 Reserves Power Supply, Taxable,
 Series E
 3.98%, 5/1/05 ...............................        50,000          51,021
Clark County, Nevada School
 District
 5.38%, 6/15/13 ..............................       110,000         125,118
Cook County, Illinois
 5.00%, 11/15/12 .............................       130,000         143,853
Energy NorthWest Washington
 Electric Revenue
 5.50%, 7/1/14 ...............................       120,000         136,030
New York City Municipal Water
 Finance Authority
 5.00%, 6/15/29 ..............................        30,000          30,622
 5.00%, 6/15/34 ..............................        55,000          56,156
 5.13%, 6/15/34 ..............................        20,000          20,673
Salt River Project Agricultural
 Improvement & Power District/
 Arizona
 5.00%, 1/1/31 ...............................        40,000          41,152
San Francisco, California City &
 County Public Utilities
 Commission, Water Revenue
 5.00%, 11/1/32 ..............................        30,000          30,877
                                                                  ----------
                                                                     760,311
                                                                  ----------
REAL ESTATE (0.2%)
EOP Operating LP
 7.00%, 7/15/11 ..............................         5,000           5,687
 6.75%, 2/15/12 ..............................        10,000          11,192
Equity Residential Properties
 Trust
 6.63%, 3/15/12 ..............................        75,000          83,789
Spieker Properties, Inc.
 7.50%, 10/1/27 ..............................        20,000          21,290
                                                                  ----------
                                                                     121,958
                                                                  ----------
U.S. GOVERNMENT (17.5%)
U.S. Treasury Bonds
 10.38%, 11/15/12 ............................       290,000         384,250
 12.00%, 8/15/13 .............................       225,000         324,351
 9.25%, 2/15/16 ..............................        20,000          29,789
 7.50%, 11/15/16 .............................        50,000          65,844
 8.13%, 8/15/19 ..............................       535,000         750,421
 8.50%, 2/15/20 ..............................       310,000         450,009
 8.00%, 11/15/21 .............................       270,000         378,749
 6.00%, 2/15/26 ..............................       365,000         421,632
 6.75%, 8/15/26 ..............................       130,000         163,840
 5.50%, 8/15/28 ..............................       100,000         108,711
 5.38%, 2/15/31 ..............................       205,000         223,690
U.S. Treasury Notes
 1.63%, 1/31/05 ..............................        85,000          85,322
 1.50%, 2/28/05 ..............................     1,600,000       1,602,125
 1.63%, 3/31/05 ..............................       620,000         621,841
 5.63%, 2/15/06 ..............................        25,000          27,559

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)

================================================================================
                                                   PRINCIPAL        VALUE
                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
 3.50%, 11/15/06 .............................    $  125,000     $   130,303
 3.00%, 11/15/07 .............................       380,000         385,210
 3.00%, 2/15/08 ..............................       570,000         575,878
 6.50%, 2/15/10 ..............................       198,000         235,721
 5.00%, 8/15/11 ..............................       400,000         438,000
 4.00%, 11/15/12 .............................        15,000          15,192
 3.88%, 2/15/13 ..............................       440,000         440,584
U.S. Treasury Notes, Inflation Indexed
 3.50%, 1/15/11 ..............................       525,210         581,321
U.S. Treasury Strip PO
 Zero Coupon, 11/15/21 .......................       905,000         347,516
                                                                 -----------
                                                                   8,787,858
                                                                 -----------
U.S. GOVERNMENT AGENCIES (36.6%)
Federal Home Loan Mortgage Corp.
 4.88%, 3/15/07 ..............................       190,000         206,078
 3.50%, 4/1/08 ...............................       125,000         127,331
 6.88%, 9/15/10 ..............................       145,000         173,777
 6.00%, 1/1/17 ...............................       332,618         347,553
 6.00%, 2/1/17 ...............................       120,666         126,084
 6.00%, 6/1/17 ...............................        70,586          73,755
 6.00%, 8/1/17 ...............................       161,299         168,541
 5.63%, 7/15/28 ..............................       151,746         154,566
 6.00%, 12/15/28 .............................        84,773          84,855
 1.66%, 12/15/29 .............................       217,287         217,006
 6.50%, 8/1/32 ...............................        63,045          65,823
 4.80%, 1/1/33 ...............................       188,276         193,146
 4.50%, 5/15/18 TBA ..........................       200,000         202,500
 5.50%, 5/15/18 TBA ..........................       400,000         415,500
 5.50%, 5/15/33 TBA ............ .............       700,000         719,032
 6.50%, 5/15/33 TBA ..........................       200,000         208,812
 5.50%, 6/15/33 TBA  .........................       500,000         511,406
Federal National Mortgage Association
 5.00%, 1/15/07 ..............................       305,000         331,696
 6.00%, 5/15/08 ..............................       250,000         283,682
 6.00%, 12/25/08 .............................       136,608         141,957
 5.99%, 5/1/09 ...............................        89,112          98,813
 7.25%, 1/15/10 ..............................       180,000         218,243
 7.13%, 6/15/10 ..............................       125,000         151,221
 6.00%, 5/15/11 ..............................       230,000         261,905
 6.00%, 9/25/11 ..............................       134,883         134,930
 1.67%, 2/25/17 ..............................        98,440          98,560
 5.50%, 6/1/17 ...............................        20,079          20,901
 1.66%, 2/15/18 ..............................       295,678         297,147
 6.50%, 11/25/25 .............................       100,000         100,729
 1.61%, 8/15/30 ..............................       102,276         102,324
 7.00%, 1/1/32 ...............................        26,053          27,527
 7.00%, 4/1/32 ...............................        69,860          73,811
 6.50%, 6/1/32 ...............................       164,756         172,142
 4.50%, 5/25/18 TBA ..........................       400,000         404,750
 5.00%, 5/25/18 TBA ..........................     1,100,000       1,133,343
 6.00%, 5/25/18 TBA ..........................       400,000         419,125
 6.50%, 5/25/18 TBA ..........................       200,000         211,875
 7.00%, 5/25/18 TBA ..........................       100,000         106,750
 5.00%, 6/25/18 TBA ..........................     3,900,000       4,002,378
 5.50%, 5/25/33 TBA ..........................       700,000         719,032
 6.50%, 5/25/33 TBA ..........................       800,000         835,750
 6.00%, 7/15/33 TBA ..........................       600,000         621,187
Government National Mortgage
 Association
 6.75%, 7/20/27 ..............................        54,585          55,876
 6.00%, 2/15/29 ..............................       744,818         780,139
 6.50%, 1/15/32 ..............................       257,785         271,077
 6.00%, 2/15/32 ..............................       152,031         159,241
 6.50%, 2/15/32 ..............................             3               3
 6.50%, 7/15/32 ..............................       256,238         269,450
 6.00%, 10/15/32 .............................       156,433         163,851
 5.50%, 5/15/33 TBA ..........................       200,000         206,438
 6.50%, 5/15/33 TBA ..........................     1,200,000       1,260,750
Small Business Investment Cos.,
 Series 00-10A 1
 4.52%, 2/10/13 ..............................       175,000         175,054
Student Loan Marketing Association,
 Series 00-2
 1.40%, 7/25/08 ..............................        56,436          56,468
 Series 01-3 A1L
 1.36%, 4/25/10 ..............................        53,717          53,745
                                                                 -----------
                                                                  18,417,635
                                                                 -----------
 TOTAL FINANCIALS ............................                    38,021,316
                                                                 -----------
HEALTH CARE (0.6%)
HEALTH CARE EQUIPMENT & SERVICES (0.3%)
HCA, Inc.
 6.95%, 5/1/12 ...............................        51,000          54,841
HEALTHSOUTH Corp.
 7.63%, 6/1/12(S) ............................       150,000          95,625
Wellpoint Health Networks, Inc.
 6.38%, 1/15/12 ..............................        15,000          16,595
                                                                 -----------
                                                                     167,061
                                                                 -----------
PHARMACEUTICALS (0.3%)
Bristol-Myers Squibb Co.
 4.75%, 10/1/06 ..............................         5,000           5,313
 5.75%, 10/1/11 ..............................        25,000          27,147
Pharmacia Corp.
 6.50%, 12/1/18# .............................       100,000         119,834
                                                                 -----------
                                                                     152,294
                                                                 -----------
 TOTAL HEALTH CARE ...........................                       319,355
                                                                 -----------
INDUSTRIALS (3.0%)
AEROSPACE & DEFENSE (0.4%)
Honeywell International, Inc.
 6.88%, 10/3/05 ..............................        20,000          22,131
Lockheed Martin Corp.
 7.25%, 5/15/06 ................... ..........        30,000          33,967
 7.75%, 5/1/26 ...............................        25,000          30,670
 7.20%, 5/1/36 ...............................        20,000          23,457
Northrop Grumman Corp.
 7.13%, 2/15/11 ..............................        20,000          23,421
Raytheon Co.
 6.55%, 3/15/10 ..............................        40,000          43,889
                                                                 -----------
                                                                     177,535
                                                                 -----------
AIRLINES (0.7%)
Continental Airlines, Inc.
 7.06%, 3/15/11 ..............................       100,000          85,388
 6.55%, 2/2/19 ...............................        21,776          18,928
Delta Air Lines, Inc.
 7.11%, 9/18/11 ..............................       100,000          96,068
United Air Lines, Inc.,
 Series 00-2
 7.19%, 4/1/11 ...............................        98,158          72,345
 Series 01-1
 6.60%, 9/1/13 ...............................       100,000          70,099
                                                                 -----------
                                                                     342,828
                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste North America
 7.88%, 4/15/13 ..............................        52,000          54,080
                                                                 -----------
CONSTRUCTION & ENGINEERING (0.1%)
Texas Eastern Transmission LP
 5.25%, 7/15/07 ..............................        40,000          42,116
                                                                 -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)

================================================================================
                                                   PRINCIPAL        VALUE
                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (1.2%)
General Electric Co.
 5.00%, 2/1/13 ...............................    $  190,000     $   196,380
Hutchison Whampoa
 International Ltd.
 6.50%, 2/13/13(S) ...........................        90,000          91,222
Kinder Morgan, Inc.
 6.65%, 3/1/05 ...............................        30,000          32,409
Tyco International Group S.A.
 6.25%, 6/15/03 ..............................       100,000         100,250
 6.38%, 2/15/06 ..............................        70,000          70,350
 6.38%, 10/15/11 .............................       106,000         104,410
                                                                 -----------
                                                                     595,021
                                                                 -----------
MACHINERY (0.0%)
John Deere Capital Corp.
 5.10%, 1/15/13 ..............................        25,000          25,686
                                                                 -----------
RAILROADS (0.5%)
Burlington Northern Santa Fe
 Corp.
 6.38%, 12/15/05 .............................        60,000          66,364
 5.90%, 7/1/12 ...............................        15,000          16,372
 5.94%, 1/15/22 ..............................        55,000          58,501
Canadian National Railway Co.
 6.90%, 7/15/28 ..............................        30,000          34,744
 7.38%, 10/15/31 .............................        25,000          30,827
Norfolk Southern Corp.
 7.05%, 5/1/37 ...............................        50,000          57,270
                                                                 -----------
                                                                     264,078
                                                                 -----------
 TOTAL INDUSTRIALS ...........................                     1,501,344
                                                                 -----------
MATERIALS (1.0%)
CHEMICALS (0.2%)
Dow Chemical Co.
 5.75%, 12/15/08 .............................        15,000          16,164
 5.97%, 1/15/09 ..............................        25,000          27,080
 7.38%, 11/1/29 ..............................        30,000          34,002
 Resolution Funding Corp.
 Zero Coupon, 7/15/18 ........................        25,000          11,352
 Zero Coupon, 10/15/18 .......................        25,000          11,166
                                                                 -----------
                                                                      99,764
                                                                 -----------
PAPER & FOREST PRODUCTS (0.8%)
International Paper Co.
 6.75%, 9/1/11 ...............................        50,000          56,657
Weyerhaeuser Co.
 2.38%, 9/15/03(l) ...........................       100,000         100,008
 6.13%, 3/15/07 ..............................        50,000          54,371
 5.95%, 11/1/08 ..............................        35,000          38,240
 6.75%, 3/15/12 ..............................       108,000         120,988
 6.88%, 12/15/33 .............................        25,000          26,902
                                                                 -----------
                                                                     397,166
                                                                 -----------
 TOTAL MATERIALS .............................                       496,930
                                                                 -----------
TELECOMMUNICATION SERVICES (2.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
AT&T Corp.
 8.00%, 11/15/31 .............................       118,000         131,380
British Telecommunications plc
 2.55%, 12/15/03 .............................       200,000         200,794
 8.63%, 12/15/30 .............................        25,000          33,258
Deutsche Telekom International
 Finance
 8.25%, 6/15/30 ..............................        67,000          82,796
 8.50%, 6/15/10 ..............................        10,000          12,053
France Telecom S.A.
 9.00%, 3/1/31 ...............................       100,000         133,012
SBC Communications, Inc.
 6.25%, 3/15/11 ..............................        15,000          16,734
Verizon Global Funding Corp.
 7.38%, 9/1/12 ...............................        90,000         106,738
 7.75%, 12/1/30 ..............................        10,000          12,348
 7.75%, 6/15/32 ..............................        10,000          12,365
Verizon Maryland, Inc.
 6.13%, 3/1/12 ...............................        25,000          27,837
Verizon New Jersey, Inc.
 5.88%, 1/17/12 ..............................        35,000          38,225
Verizon Pennsylvania, Inc.
 5.65%, 11/15/11 .............................        20,000          21,529
WorldCom, Inc.
 7.38%, 1/15/03(S) ...........................       300,000          84,750
 6.40%, 8/15/05 ..............................        11,000           3,107
 7.38%, 1/15/06(S) ...........................         9,000           2,542
 8.25%, 5/15/10 ..............................        65,000          18,363
 7.50%, 5/15/11 ..............................        15,000           4,237
 8.25%, 5/15/31 ..............................         5,000           1,413
                                                                 -----------
                                                                     943,481
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Verizon Wireless Capital
 1.66%, 12/17/03 .............................       130,000         129,905
Vodafone Group plc
 6.25%, 11/30/32 .............................        10,000          10,680
                                                                 -----------
                                                                     140,585
                                                                 -----------
 TOTAL TELECOMMUNICATION SERVICES                                  1,084,066
                                                                 -----------
UTILITIES (2.2%)
ELECTRIC UTILITIES (2.1%)
Dominion Resources, Inc.
 5.13%, 12/15/09 .............................        25,000          26,042
 6.30%, 3/15/33 ..............................        10,000          10,416
DTE Energy Co.
 6.00%, 6/1/04 ...............................        40,000          41,745
Entergy Gulf States, Inc.
 2.64%, 9/1/04 (b)(S) ........................        60,000          59,911
Exelon Corp.
 6.75%, 5/1/11 ...............................        15,000          16,913
FirstEnergy Corp.
 7.38%, 6/1/03 ...............................       200,000         200,973
 7.38%, 11/15/31 .............................        10,000          11,020
Georgia Power Co.
 1.47%, 2/18/05 ..............................       120,000         119,980
Niagara Mohawk Power Corp.
 8.50%, 7/1/10 (e)                                   110,000         114,140
Oncor Electric Delivery Co.
 5.00%, 9/1/07 ...............................       110,000         116,334
 7.25%, 1/15/33(S) ...........................        20,000          23,381
Potomac Electric Power Co.
 6.25%, 10/15/07 .............................       110,000         120,607
Progress Energy, Inc.
 7.75%, 3/1/31 ...............................        29,000          35,375
PSEG Energy Holdings, Inc.
 8.50%, 6/15/11 ..............................       100,000         108,000
TXU Energy Co.
 7.00%, 3/15/13(S) ...........................        35,000          38,649
Virginia Electric & Power Co.
 5.75%, 3/31/06 ..............................        25,000          27,003
                                                                 -----------
                                                                   1,070,489
                                                                 -----------
GAS UTILITIES (0.1%)
Kinder Morgan Energy Partners LP
 7.30%, 8/15/33 ..............................        30,000          35,034
                                                                 -----------
 TOTAL UTILITIES .............................                     1,105,523
                                                                 -----------
TOTAL LONG-TERM DEBT SECURITIES
 (90.2%)
 (Cost $44,730,457) ..........................                    45,383,669
                                                                 -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2003 (Unaudited)
================================================================================
                                                 PRINCIPAL            VALUE
                                                  AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (11.1%)
Barclays U.S. Funding Corp.
 1.14%, 6/4/03 ..............................   $  200,000         $    199,779
Canadian Wheat Board
 1.14%, 6/11/03 .............................    1,000,000              998,671
CBA Finance, Inc.
 1.33%, 5/16/03 .............................      500,000              499,706
 1.25%, 5/28/03 .............................      200,000              199,806
Danske Corp.
 1.17%, 6/25/03 .............................      600,000              598,909
 1.22%, 7/28/03 .............................      400,000              398,796
General Electric Capital Corp.
 1.17%, 6/25/03 .............................      100,000               99,818
HBOS Treasury Services
 1.25%, 5/27/03 .............................      700,000              699,344
Merck & Co.
 1.28%, 5/23/03 .............................      600,000              599,510
Svenska Handelsbanken
 1.25%, 5/27/03 .............................    1,000,000              999,063
UBS Finance LLC
 1.33%, 5/21/03 .............................      300,000              299,767
                                                                   ------------
                                                                      5,593,169
                                                                   ------------
TIME DEPOSIT (0.4%)
J.P. Morgan Chase Nassau
 0.79%, 5/1/03 ..............................      213,091              213,091
                                                                   ------------
U.S. GOVERNMENT (12.5%)
U.S. Treasury Bills
 5/1/03 .....................................      270,000              269,992
 5/8/03(a) ..................................      150,000              149,964
 5/15/03 ....................................    2,600,000            2,598,787
 5/22/03 ....................................    2,965,000            2,962,996
 7/31/03 ....................................      100,000               99,715
 8/7/03 .....................................      200,000              199,385
                                                                   ------------
                                                                      6,280,839
                                                                   ------------
U.S. GOVERNMENT AGENCIES (8.8%)
Federal Home Loan Bank (Discount Note)
 5/1/03 .....................................    1,500,000            1,499,951
Federal Home Loan Mortgage Corp.
 (Discount Note)
 7/3/03 .....................................      100,000               99,797
 7/31/03 ....................................    1,800,000            1,794,722
Federal National Mortgage Association
 (Discount Note)
 6/18/03 ....................................      700,000              698,949
 8/11/03 ....................................      300,000              299,014
                                                                   ------------
                                                                      4,392,433
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES (32.8%)
 (Amortized Cost $16,479,532) ...............                        16,479,532
                                                                   ------------
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS
 AND SECURITIES SOLD SHORT (123.0%)
 (Cost/Amortized Cost $61,209,989)                                   61,863,201
                                                                   ------------

================================================================================
                                                 NUMBER OF            VALUE
                                               CONTRACTS (C)         (NOTE 1)
--------------------------------------------------------------------------------
OPTIONS WRITTEN:
WRITTEN CALL OPTIONS (-0.0%)*(D)
5 Year U.S. Treasury Note
 May @ $112.00 ..............................           (7)        $       (127)
10 Year U.S. Treasury Note Futures
 May @ $117.00 ..............................           (5)                (625)
 May @ $116.00 ..............................           (3)              (1,031)
                                                                  ------------
TOTAL OPTIONS WRITTEN (-0.0%)
 (Premiums Received $18,971)                                             (1,783)
                                                                   ------------
TOTAL INVESTMENTS BEFORE SECURITIES
 SOLD SHORT (123.0%)
 (Cost/Amortized Cost $61,191,018)                                   61,861,418
                                                                   ------------
                                                 PRINCIPAL
                                                  AMOUNT
                                                 ---------
SECURITIES SOLD SHORT:
U.S. GOVERNMENT AGENCIES (-2.5%)
Federal Home Loan
 Mortgage Corp.
 6.00%, 5/15/33 TBA .........................   $ (400,000)            (417,875)
Government National Mortgage Association
 6.00%, 5/15/33 TBA .........................     (800,000)            (836,250)
                                                                   ------------
TOTAL SECURITIES SOLD SHORT (-2.5%)
 (Proceeds $1,247,250) ......................                        (1,254,125)
                                                                   ------------
TOTAL INVESTMENTS (120.5%)
 (Cost/Amortized Cost $59,943,768) ..........                        60,607,293
OTHER ASSETS LESS LIABILITIES (-20.5%) ......                       (10,320,030)
                                                                   ------------
NET ASSETS (100%) ...........................                      $ 50,287,263
                                                                   ============

_________
+    Securities (totaling $651,720 or 1.30% of net assets) valued at fair value.

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At April 30, 2003, these securities amounted to $1,676,208 or 3.33% of net assets.

# All, or a portion of security held by broker as collateral for financial futures contracts.

(a) Fully or partially pledged as collateral on outstanding written call options.

(b)  Illiquid security.

(c)  One contract relates to 100 shares.

(d)  Covered call option contracts written in connection with securities held.

(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2003. Maturity date disclosed is the ultimate maturity date.

(l)  Floating rate security.

     Glossary:
     ADR -- American Depositary Receipt
     PO  -- Principal only
     TBA -- Security is subject to delayed delivery.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2003 (Unaudited)
================================================================================
At April 30, 2003 the Fund had the following futures and options on futures contracts open: (Note 1)

                                                                                              UNREALIZED
                                        NUMBER OF  EXPIRATION     ORIGINAL     VALUE AT     APPRECIATION/
PURCHASES                               CONTRACTS     DATE         VALUE        4/30/03     (DEPRECIATION)
---------                               ---------  -----------  -----------   -----------   --------------
U.S. 10 yr. Treasury Notes ..........      27          June-03  $ 3,091,062   $ 3,108,375      $17,313
U.S. Treasury Bonds .................       9          June-03    1,029,222     1,026,281       (2,941)
Lif 3M Euribor Put @ $94.50* ........      80      December-03        1,016            --       (1,016)
                                                                                               -------
                                                                                                13,356
                                                                                               -------
SALES
-----
U.S. 5 yr. Treasury Notes ...........     (10)         June-03   (1,141,165)   (1,137,500)       3,665
U.S. 10 yr. Treasury Notes ..........     (18)         June-03   (2,062,366)   (2,072,250)      (9,884)
Lif 3M Euribor Put @ $97.25* ........     (11)        March-04       (7,585)       (3,376)       4,209
Lif 3M Euribor Put @ $97.50* ........     (28)        March-04      (23,853)      (15,233)       8,620
                                                                                               -------
                                                                                                 6,610
                                                                                               -------
                                                                                               $19,966
                                                                                               =======

At April 30, 2003 the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                                      LOCAL
                                                     CONTRACT       COST ON       U.S. $      UNREALIZED
                                                      AMOUNT      ORIGINATION    CURRENT    APPRECIATION/
                                                     (000'S)         DATE         VALUE     (DEPRECIATION)
                                                   -------------------------------------------------------
FOREIGN CURRENCY BUY CONTRACTS
European Union, expiring 05/15/03 ...............     50,451       $47,000       $ 56,277     $  9,277
                                                                                              ========
FOREIGN CURRENCY SELL CONTRACTS
European Union, expiring 05/15/03 ...............     97,451        97,451        108,704     $(11,253)
                                                                                              ========

Options written for the six months ended April 30, 2003 were as follows (Note
1):

                                                                         TOTAL          TOTAL
                                                                       NUMBER OF       PREMIUMS
                                                                       CONTRACTS       RECEIVED
                                                                      -----------     ----------
Options Outstanding -- November 1, 2002 .........................          72          $ 62,266
Options Written .................................................          49            37,190
Options Terminated in Closing Purchase Transactions .............         (12)           (6,806)
Options Expired .................................................         (82)          (47,373)
Options Exercised ...............................................         (12)          (26,306)
                                                                          ---          --------
Options Outstanding -- April 30, 2003 ...........................          15          $ 18,971
                                                                          ===          ========

Investment security transactions for the six months ended April 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ...........................      $ 82,297,090
U.S. Government securities ...............................................        29,737,239
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ...........................        87,895,623
U.S. Government securities ...............................................        25,249,997

As of April 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ..................................      $  1,044,711
Aggregate gross unrealized depreciation ..................................          (391,499)
                                                                                ------------
Net unrealized appreciation ..............................................      $    653,212
                                                                                ============
Federal income tax cost of investments ...................................      $ 61,209,989
                                                                                ============

_________
*  Options on futures contracts.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (Unaudited)
================================================================================
                                                     PRINCIPAL           VALUE
                                                       AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (92.5%)
ANZ Delaware, Inc.
 1.25%, 5/5/03 ...................................   $   500,000   $   499,931
Bank of Nova Scotia
 1.24%, 6/16/03 ..................................       500,000       500,000
Barclays U.S. Funding Corp.
 1.24%, 5/6/03 ...................................       500,000       499,914
Caterpillar Financial Service Corp.
 1.21%, 5/6/03 ...................................       500,000       499,916
Credit Agricole Indosuez
 1.24%, 5/6/03 ...................................       500,000       499,914
Danske Corp.
 1.30%, 5/9/03 ...................................       500,000       499,856
Den Norske Bank
 1.18%, 6/10/03  .................................       500,000       499,344
Dexia Delaware LLC
 1.25%, 5/28/03  .................................       500,000       499,531
du Pont (E.I.) de Nemours & Co.
 1.20%, 6/3/03 ...................................       500,000       499,450
General Electric Capital Corp.
 1.28%, 6/4/03 ...................................       500,000       499,398
HBOS Treasury Services
 1.23%, 5/7/03 ...................................       200,000       199,959
 1.28%, 6/3/03 ...................................       304,000       303,643
KBC Bank NV
 1.24%, 6/30/03  .................................       500,000       500,000
Lloyds TSB Bank plc
 1.27%, 5/6/03 ...................................       500,000       499,912
Natexis Banque
 1.23%, 5/20/03  .................................       500,000       499,675
Northern Rock plc
 1.25%, 5/20/03  .................................       250,000       249,835
Rabobank Nederlander
 1.24%, 5/15/03  .................................       500,000       499,759
San Paolo U.S. Finance
 1.26%, 6/17/03  .................................       274,000       273,549
Shell Finance plc
 1.22%, 5/22/03  .................................       500,000       499,644
Societe Generale Northern America
 1.26%, 5/12/03  .................................       500,000       499,808
Svenska Handelsbanken, Inc.
 1.24%, 6/2/03 ...................................       500,000       499,449
Verizon Network Funding Corp.
 1.25%, 5/6/03 ...................................       400,000       399,931
Wal-Mart Stores, Inc.
 1.22%, 5/6/03(S) ................................       500,000       499,915
                                                                   -----------
 TOTAL COMMERCIAL PAPER ..........................                  10,422,333
                                                                   -----------

TIME DEPOSIT (0.9%)
J.P. Morgan Chase Nassau
 0.79%, 5/1/03 ...................................      $101,419   $   101,419
                                                                   -----------
U.S. GOVERNMENT AGENCY (2.2%)
Federal National Mortgage Association
 1.21%, 12/12/03 .................................       250,000       248,125
                                                                   -----------
VARIABLE RATE SECURITY (4.5%)
Bank One NA Illinois
 1.34%, 9/17/03 ..................................       500,000       500,179
                                                                   -----------
TOTAL INVESTMENTS (100.1%)
   (Amortized Cost $11,272,056) ..................                  11,272,056
OTHER ASSETS LESS LIABILITIES (-0.1%) ............                      (7,300)
                                                                   -----------
NET ASSETS (100%) ................................                 $11,264,756
                                                                   ===========
Federal income tax cost of                                         $11,272,056
 investments .....................................                 ===========

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At April 30, 2003, these securities amounted to $499,915 or 4.44% of net assets.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)
 ASSETS
  Investments at value (Cost $10,287,156) .....................    $ 9,130,575
  Cash ........................................................         11,971
  Receivable for securities sold ..............................         23,636
  Receivable from investment manager ..........................         22,319
  Receivable for Fund shares sold .............................          5,114
  Dividends, interest and other receivables ...................          2,760
  Other assets ................................................          1,905
                                                                   -----------
   Total assets ...............................................      9,198,280
                                                                   -----------
 LIABILITIES
  Payable for securities purchased ............................         97,433
  Administrative fees payable .................................         15,706
  Payable for Fund shares redeemed ............................          7,280
  Distribution fees payable ...................................          2,169
  Trustees' fees payable ......................................            692
  Accrued expenses ............................................         17,795
                                                                   -----------
   Total liabilities                                                   141,075
                                                                   -----------
 NET ASSETS                                                        $ 9,057,205
                                                                   ===========
  Net assets were comprised of:
  Paid in capital .............................................    $11,659,176
  Accumulated overdistributed net investment income ...........        (66,742)
  Accumulated undistributed net realized loss .................     (1,378,648)
  Unrealized depreciation on investments ......................     (1,156,581)
                                                                   -----------
   Net assets .................................................    $ 9,057,205
                                                                   ===========
 CLASS A
 Net asset value and redemption price per share,
  $1,714,651 / 233,624 shares outstanding (unlimited
  amount authorized: $0.001 par value) ........................    $      7.34
 Maximum sales charge (5.50% of offering price)................           0.43
                                                                   -----------
 Maximum offering price to public .............................    $      7.77
                                                                   ===========
 CLASS B
 Net asset value, offering and redemption price per
  share, $2,057,831 / 281,570 shares outstanding
  (unlimited amount authorized: $0.001 par value) .............    $      7.31
                                                                   ===========
 CLASS C
 Net asset value and redemption price per share,
  $254,712 / 34,866 shares outstanding (unlimited
  amount authorized: $0.001 par value) ........................    $      7.31
 Maximum sales charge (1.00% of offering price) ...............           0.07
                                                                   -----------
 Maximum offering price to public .............................    $      7.38
                                                                   ===========
 CLASS Z
 Net asset value, offering and redemption price per
  share, $5,030,011 / 684,975 shares outstanding
  (unlimited amount authorized: $0.001 par value) .............    $      7.34
                                                                   ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends ....................................................    $    31,316
 Interest .....................................................            745
                                                                   -----------
  Total income ................................................         32,061
                                                                   -----------
 EXPENSES
 Administrative fees ..........................................         77,825
 Transfer agent fees ..........................................         40,663
 Investment management fees ...................................         39,963
 Custodian fees ...............................................         19,469
 Professional fees ............................................         18,146
 Amortization of deferred organizational expense ..............         15,657
 Registration and filing fees .................................         12,634
 Trustees' fees ...............................................          4,886
 Printing and mailing expenses ................................          4,881
 Distribution fees - Class A ..................................          1,814
 Distribution fees - Class B ..................................          9,051
 Distribution fees - Class C ..................................          1,174
 Miscellaneous ................................................          3,765
                                                                   -----------
  Gross expenses ..............................................        249,928
 Less:  Waiver of investment management fees ..................        (39,963)
    Reimbursement from investment manager .....................       (150,007)
    Fees paid indirectly ......................................         (1,663)
                                                                   -----------
  Net Expenses ................................................         58,295
                                                                   -----------
 NET INVESTMENT LOSS ..........................................        (26,234)
                                                                   -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities ..................................       (523,803)
 Change in unrealized appreciation on securities ..............        962,911
                                                                   -----------
 NET REALIZED AND UNREALIZED GAIN .............................        439,108
                                                                   -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   412,874
                                                                   ===========

STATEMENT OF CHANGES IN NET ASSETS
                                            SIX MONTHS ENDED
                                             APRIL 30, 2003      PERIOD ENDED
                                              (UNAUDITED)      OCTOBER 31, 2002*
                                            ----------------  ------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss .......................   $  (26,234)        $   (45,764)
 Net realized loss on investments ..........     (523,803)           (854,845)
 Net change in unrealized appreciation
  (depreciation) on investments ............      962,911          (2,119,492)
                                               ----------         -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .................      412,874          (3,020,101)
                                               ----------         -----------
 DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class A ...................................       (9,501)                 --
 Class B ...................................       (1,257)                 --
 Class C ...................................         (167)                 --
 Class Z ...................................      (41,121)                 --
                                               ----------         -----------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .........      (52,046)                 --
                                               ----------         -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS ...........      726,615          10,979,863
                                               ----------         -----------
 TOTAL INCREASE IN NET ASSETS ..............    1,087,443           7,959,762
 NET ASSETS:
 Beginning of period .......................    7,969,762              10,000
                                               ----------         -----------
 End of period (a) .........................   $9,057,205         $ 7,969,762
                                               ==========         ===========
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of ................................   $  (66,742)        $    11,538
                                               ----------         -----------
    *  Fund commenced operations on December 31, 2001.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)
 ASSETS
  Investments at value (Cost $11,037,321) ..................      $10,543,560
  Cash .....................................................           14,621
  Receivable for securities sold ...........................           38,299
  Receivable from investment manager .......................           21,259
  Dividends, interest and other receivables ................           10,077
  Receivable for Fund shares sold ..........................            1,499
  Other assets .............................................            1,905
                                                                  -----------
    Total assets ...........................................       10,631,220
                                                                  -----------
 LIABILITIES
  Payable for securities purchased .........................          130,215
  Administrative fees payable ..............................           16,252
  Distribution fees payable ................................            2,420
  Trustees' fees payable ...................................              674
  Accrued expenses .........................................            8,014
                                                                  -----------
    Total liabilities ......................................          157,575
                                                                  -----------
 NET ASSETS ................................................      $10,473,645
                                                                  ===========
  Net assets were comprised of:
  Paid in capital ..........................................      $12,552,142
  Accumulated overdistributed net investment income ........          (43,127)
  Accumulated undistributed net realized loss ..............       (1,541,609)
  Unrealized depreciation on investments ...................         (493,761)
                                                                  -----------
    Net assets .............................................      $10,473,645
                                                                  ===========
 CLASS A
  Net asset value and redemption price per share,
    $1,633,630 / 204,260 shares outstanding (unlimited
    amount authorized: $0.001 par value) ...................      $      8.00
  Maximum sales charge (5.50% of offering price) ...........             0.47
                                                                  -----------
  Maximum offering price to public .........................      $      8.47
                                                                  ===========
 CLASS B
  Net asset value, offering and redemption price per
    share, $2,412,379 / 302,406 shares outstanding
    (unlimited amount authorized: $0.001 par value) ........      $      7.98
                                                                  ===========
 CLASS C
  Net asset value and redemption price per share,
    $269,954 / 33,849 shares outstanding (unlimited
    amount authorized: $0.001 par value) ...................      $      7.98
  Maximum sales charge (1.00% of offering price) ...........             0.08
                                                                  -----------
  Maximum offering price to public .........................      $      8.06
                                                                  ===========
 CLASS Z
  Net asset value, offering and redemption price per
    share, $6,157,682 / 769,710 shares outstanding
    (unlimited amount authorized: $0.001 par value).........      $      8.00
                                                                  ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
  Dividends (net of $26 foreign withholding tax) ...........      $    74,166
  Interest .................................................            1,886
                                                                  -----------
    Total income ...........................................           76,052
                                                                  -----------
 EXPENSES
  Administrative fees ......................................           78,959
  Investment management fees ...............................           45,242
  Transfer agent fees ......................................           40,664
  Professional fees ........................................           18,555
  Amortization of deferred organizational expense ..........           15,657
  Custodian fees ...........................................           15,482
  Registration and filing fees .............................           12,634
  Trustees' fees ...........................................            5,507
  Printing and mailing expenses ............................            5,498
  Distribution fees - Class A ..............................            1,764
  Distribution fees - Class B ..............................           10,413
  Distribution fees - Class C ..............................            1,431
  Miscellaneous ............................................            3,759
                                                                  -----------
    Gross expenses .........................................          255,565
  Less: Waiver of investment management fees ...............          (45,242)
        Reimbursement from investment manager ..............         (142,432)
        Fees paid indirectly ...............................             (309)
                                                                  -----------
    Net Expenses ...........................................           67,582
                                                                  -----------
 NET INVESTMENT INCOME .....................................            8,470
                                                                  -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
  Realized loss on securities ..............................         (450,314)
  Change in unrealized appreciation on securities ..........          939,279
                                                                  -----------
 NET REALIZED AND UNREALIZED GAIN ..........................          488,965
                                                                  -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......      $   497,435
                                                                  ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED
                                                                                 APRIL 30, 2003      PERIOD ENDED
                                                                                  (UNAUDITED)      OCTOBER 31, 2002*
                                                                                ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ....................................................      $     8,470        $     9,957
  Net realized loss on investments .........................................         (450,314)        (1,091,295)
  Net change in unrealized appreciation (depreciation) on investments ......          939,279         (1,433,040)
                                                                                  -----------        -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........          497,435         (2,514,378)
                                                                                  -----------        -----------
 DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income
  Class A ..................................................................          (18,875)                --
  Class B ..................................................................          (13,112)                --
  Class C ..................................................................           (2,003)                --
  Class Z ..................................................................          (85,122)                --
                                                                                  -----------        -----------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ........................................         (119,112)                --
                                                                                  -----------        -----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ......        1,209,825         11,389,875
                                                                                  -----------        -----------
 TOTAL INCREASE IN NET ASSETS ..............................................        1,588,148          8,875,497
 NET ASSETS:
  Beginning of period ......................................................        8,885,497             10,000
                                                                                  -----------        -----------
  End of period (a) ........................................................      $10,473,645        $ 8,885,497
                                                                                  ===========        ===========
 ___________
  (a) Includes accumulated undistributed (overdistributed) net investment
       income of ...........................................................      $   (43,127)       $    67,515
                                                                                  -----------        -----------

    * Fund commenced operations on December 31, 2001.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)
 ASSETS
  Investments at value (Cost $10,114,495) ............     $  9,832,760
  Cash (Foreign Cash $5,093) .........................           15,148
  Receivable for securities sold .....................           68,773
  Receivable from investment manager .................           22,741
  Dividends, interest and other receivables ..........           11,623
  Receivable for Fund shares sold ....................            4,491
  Other assets .......................................            1,905
                                                           ------------
   Total assets ......................................        9,957,441
                                                           ------------
 LIABILITIES
  Administrative fees payable ........................           16,389
  Payable for securities purchased ...................           15,762
  Payable for Fund shares redeemed ...................            6,671
  Distribution fees payable ..........................            2,517
  Trustees' fees payable .............................              831
  Accrued expenses ...................................           11,717
                                                           ------------
   Total liabilities .................................           53,887
                                                           ------------
  NET ASSETS .........................................     $  9,903,554
                                                           ============
  Net assets were comprised of:
  Paid in capital ....................................     $ 11,785,672
  Accumulated overdistributed net investment income ..          (28,364)
  Accumulated undistributed net realized loss ........       (1,572,089)
  Unrealized depreciation on investments .............         (281,665)
                                                           ------------
   Net assets ........................................     $  9,903,554
                                                           ============
 CLASS A
  Net asset value and redemption price per share,
   $1,574,968 / 190,911 shares outstanding (unlimited
   amount authorized: $0.001 par value) ..............     $       8.25
  Maximum sales charge (5.50% of offering price) .....             0.48
                                                           ------------
  Maximum offering price to public ...................     $       8.73
                                                           ============
 CLASS B
  Net asset value, offering and redemption price per
   share, $2,443,037 / 296,501 shares outstanding
   (unlimited amount authorized: $0.001 par value) ...     $       8.24
                                                           ============
 CLASS C
  Net asset value and redemption price per share,
   $323,694 / 39,278 shares outstanding (unlimited
   amount authorized: $0.001 par value) ..............     $       8.24
  Maximum sales charge (1.00% of offering price) .....             0.08
                                                           ------------
  Maximum offering price to public ...................     $       8.32
                                                           ============
 CLASS Z
  Net asset value, offering and redemption price per
   share, $5,561,855 / 672,670 shares outstanding
   (unlimited amount authorized: $0.001 par value) ...     $       8.27
                                                           ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
  Dividends (net of $299 foreign withholding tax) ....     $     96,516
  Interest ...........................................              982
                                                           ------------
   Total income ......................................           97,498
                                                           ------------
 EXPENSES
  Administrative fees ................................           79,179
  Investment management fees .........................           46,057
  Transfer agent fees ................................           40,664
  Custodian fees .....................................           22,958
  Professional fees ..................................           18,705
  Amortization of deferred organizational expense ....           15,657
  Registration and filing fees .......................           12,634
  Printing and mailing expenses ......................            5,692
  Trustees' fees .....................................            5,714
  Distribution fees - Class A ........................            1,780
  Distribution fees - Class B ........................           11,332
  Distribution fees - Class C ........................            1,553
  Miscellaneous ......................................            3,757
                                                           ------------
   Gross expenses ....................................          265,682
  Less: Waiver of investment management fees .........          (46,057)
        Reimbursement from investment manager ........         (149,702)
        Fees paid indirectly .........................           (6,052)
                                                           ------------
   Net Expenses ......................................           63,871
                                                           ------------
 NET INVESTMENT INCOME ...............................           33,627
                                                           ------------
 REALIZED AND UNREALIZED GAIN (LOSS)
  Realized gain (loss) on:
  Securities .........................................         (454,882)
  Foreign currency transactions ......................               43
                                                           ------------
   Net realized loss .................................         (454,839)
                                                           ------------
  Change in unrealized appreciation on:
  Securities .........................................          894,193
  Foreign currency translations ......................               30
                                                           ------------
   Net change in unrealized appreciation .............          894,223
                                                           ------------
 NET REALIZED AND UNREALIZED GAIN ....................          439,384
                                                           ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $    473,011
                                                           ============

STATEMENT OF CHANGES IN NET ASSETS

                                             IX MONTHS ENDED
                                             APRIL 30, 2003      PERIOD ENDED
                                               (UNAUDITED)     OCTOBER 31, 2002*
                                             ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
 Net investment income .................       $     33,627      $     43,962
 Net realized loss on investments and
  foreign currency transactions ........           (454,839)       (1,117,177)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations ........            894,223        (1,175,888)
                                               ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS .............             473,011        (2,249,103)
                                               ------------      ------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class A ...............................            (25,438)               --
 Class B ...............................            (23,915)               --
 Class C ...............................             (3,425)               --
 Class Z ...............................           (110,938)               --
                                               ------------      ------------
TOTAL DIVIDENDS AND DISTRIBUTIONS ......           (163,716)               --
                                               ------------      ------------
NET INCREASE  IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS ........            381,021        11,452,341
                                               ------------      ------------
TOTAL INCREASE IN NET ASSETS ...........            690,316         9,203,238
NET ASSETS:
 Beginning of period ...................          9,213,238            10,000
                                               ------------      ------------
 End of period (a) .....................       $  9,903,554      $  9,213,238
                                               ============      ============
--------------
(a) Includes accumulated undistributed
    (overdistributed) net investment
    income of ..........................       $    (28,364)     $    101,725
                                               ------------      ------------
 *  Fund commenced operations on December 31, 2001.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)
 ASSETS
  Investments at value (Cost $8,132,490) ....................  $ 8,824,799
  Cash ......................................................      120,182
  Receivable for securities sold ............................      160,691
  Receivable from investment manager ........................       22,692
  Receivable for Fund shares sold ...........................        7,214
  Dividends, interest and other receivables .................          346
  Other assets ..............................................        1,905
                                                               -----------
    Total assets ............................................    9,137,829
                                                               -----------
LIABILITIES
  Payable for securities purchased ..........................      271,005
  Administrative fees payable ...............................       15,731
  Distribution fees payable .................................        2,413
  Trustees' fees payable ....................................          606
  Payable for Fund shares redeemed ..........................          533
  Accrued expenses ..........................................       20,052
                                                               -----------
    Total liabilities .......................................      310,340
                                                               -----------
NET ASSETS ..................................................  $ 8,827,489
                                                               ===========
  Net assets were comprised of:
  Paid in capital ...........................................  $12,626,318
  Accumulated undistributed net investment loss .............      (98,631)
  Accumulated undistributed net realized loss ...............   (4,392,507)
  Unrealized appreciation on investments ....................      692,309
                                                               -----------
    Net assets ..............................................  $ 8,827,489
                                                               ===========
CLASS A
  Net asset value and redemption price per share,
   $1,650,038 / 254,472 shares outstanding (unlimited
   amount authorized: $0.001 par value) .....................  $      6.48
  Maximum sales charge (5.50% of offering price) ............         0.38
                                                               -----------
  Maximum offering price to public ..........................  $      6.86
                                                               ===========
CLASS B
  Net asset value, offering and redemption price per share,
   $2,394,437 / 372,666 shares outstanding (unlimited
   amount authorized: $0.001 par value) .....................  $      6.43
                                                               ===========
CLASS C
  Net asset value and redemption price per share, $274,579
   / 42,851 shares outstanding (unlimited amount
   authorized: $0.001 par value) ............................  $      6.41
  Maximum sales charge (1.00% of offering price) ............         0.06
                                                               -----------
  Maximum offering price to public ..........................  $      6.47
                                                               ===========
CLASS Z
  Net asset value, offering and redemption price per share,
   $4,508,435 / 692,906 shares outstanding (unlimited
   amount authorized: $0.001 par value) .....................  $      6.51
                                                               ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
  Dividends .................................................  $     9,895
  Interest ..................................................        1,104
                                                               -----------
    Total income ............................................       10,999
                                                               -----------
EXPENSES
  Administrative fees .......................................       77,950
  Investment management fees ................................       48,537
  Transfer agent fees .......................................       40,663
  Custodian fees ............................................       32,675
  Professional fees .........................................       18,212
  Amortization of deferred organizational expense ...........       15,657
  Registration and filing fees ..............................       12,634
  Trustees' fees ............................................        4,957
  Printing and mailing expenses .............................        4,920
  Distribution fees - Class A ...............................        1,806
  Distribution fees - Class B ...............................       10,789
  Distribution fees - Class C ...............................        1,848
  Miscellaneous .............................................        3,759
                                                               -----------
    Gross expenses ..........................................      274,407
  Less:  Waiver of investment management fees ...............      (48,537)
         Reimbursement from investment manager ..............     (152,842)
         Fees paid indirectly ...............................         (403)
                                                               -----------
    Net Expenses ............................................       72,625
                                                               -----------
NET INVESTMENT LOSS .........................................      (61,626)
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Realized loss on:
  Securities ................................................     (881,051)
  Foreign currency transactions .............................          (79)
                                                               -----------
    Net realized loss .......................................     (881,130)
                                                               -----------
  Change in unrealized appreciation on securities ...........    1,323,970
                                                               -----------
NET REALIZED AND UNREALIZED GAIN ............................      442,840
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........  $   381,214
                                                               ===========


STATEMENT OF CHANGES IN NET ASSETS
                                                       SIX MONTHS ENDED
                                                        APRIL 30, 2003       PERIOD ENDED
                                                         (UNAUDITED)       OCTOBER 31, 2002*
                                                       ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss .............................       $   (61,626)        $    (93,772)
  Net realized loss on investments and
   foreign currency transactions ..................          (881,130)          (3,512,039)
  Net unrealized appreciation
   (depreciation) on investments ..................         1,323,970             (631,661)
                                                          -----------         ------------
  NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .......................           381,214           (4,237,472)
                                                          -----------         ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS .................           303,974           12,369,773
                                                          -----------         ------------
TOTAL INCREASE IN NET ASSETS ....................             685,188            8,132,301
NET ASSETS:
  Beginning of period .............................         8,142,301               10,000
                                                          -----------         ------------
  End of period (a) ...............................       $ 8,827,489         $  8,142,301
                                                          ===========         ============
 ___________
  (a) Includes accumulated undistributed
      net investment loss of ......................       $   (98,631)        $    (37,005)
                                                          -----------         ------------
    *  Fund commenced operations on December 31, 2001.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)
 ASSETS
  Investments at value (Cost $11,119,313) .......................   $11,168,885
  Cash ..........................................................         1,491
  Receivable for securities sold ................................        40,500
  Receivable for Fund shares sold ...............................        30,465
  Receivable from investment manager ............................        20,242
  Dividends, interest and other receivables .....................         7,573
  Other assets ..................................................         1,906
                                                                    -----------
    Total assets ................................................    11,271,062
                                                                    -----------
LIABILITIES
  Payable for securities purchased ..............................        62,676
  Administrative fees payable ...................................        16,869
  Distribution fees payable .....................................         2,929
  Payable for Fund shares redeemed ..............................         2,126
  Trustees' fees payable ........................................           837
  Accrued expenses ..............................................         5,594
                                                                    -----------
    Total liabilities ...........................................        91,031
                                                                    -----------
NET ASSETS ......................................................   $11,180,031
                                                                    ===========
  Net assets were comprised of:
  Paid in capital ...............................................   $14,369,220
  Accumulated overdistributed net investment income .............       (67,219)
  Accumulated undistributed net realized loss ...................    (3,171,535)
  Unrealized appreciation on investments ........................        49,565
                                                                    -----------
    Net assets ..................................................   $11,180,031
                                                                    ===========
CLASS A
  Net asset value and redemption price per share,
   $2,554,692 / 334,107 shares outstanding (unlimited
   amount authorized: $0.001 par value) .........................   $      7.65
  Maximum sales charge (5.50% of offering price) ................          0.45
                                                                    -----------
  Maximum offering price to public ..............................   $      8.10
                                                                    ===========
CLASS B
  Net asset value, offering and redemption price per
   share, $2,758,939 / 362,094 shares outstanding
   (unlimited amount authorized: $0.001 par value) ..............   $      7.62
                                                                    ===========
CLASS C
  Net asset value and redemption price per share,
   $370,637 / 48,676 shares outstanding (unlimited
   amount authorized: $0.001 par value) .........................   $      7.61
  Maximum sales charge (100% of offering price) .................          0.08
                                                                    -----------
  Maximum offering price to public ..............................   $      7.69
                                                                    ===========
CLASS Z
  Net asset value, offering and redemption price per
   share, $5,495,763 / 718,592 shares outstanding
   (unlimited amount authorized: $0.001 par value) ..............   $      7.65
                                                                    ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
  INVESTMENT INCOME
  Dividends (net of $212 foreign withholding tax) ...............   $    69,852
  Interest ......................................................           940
                                                                    -----------
    Total income ................................................        70,792
                                                                    -----------
EXPENSES
  Administrative fees ...........................................        80,376
  Investment management fees ....................................        62,172
  Transfer agent fees ...........................................        40,957
  Custodian fees ................................................        24,538
  Professional fees .............................................        19,175
  Amortization of deferred organizational expense ...............        15,657
  Registration and filing fees ..................................        12,634
  Trustees' fees ................................................         6,424
  Printing and mailing expenses .................................         6,363
  Distribution fees - Class A ...................................         2,726
  Distribution fees - Class B ...................................        12,656
  Distribution fees - Class C ...................................         2,274
  Miscellaneous .................................................         3,757
                                                                    -----------
    Gross expenses ..............................................       289,709
  Less: Waiver of investment management fees ....................       (62,172)
        Reimbursement from investment manager ...................      (134,764)
        Fees paid indirectly ....................................          (704)
                                                                    -----------
    Net Expenses ................................................        92,069
                                                                    -----------
NET INVESTMENT LOSS .............................................       (21,277)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Realized loss on:
  Securities ....................................................      (749,342)
  Foreign currency transactions .................................           (40)
                                                                    -----------
    Net realized gain loss ......................................      (749,382)
                                                                    -----------
  Change in unrealized appreciation (depreciation) on:
  Securities ....................................................     1,514,318
  Foreign currency translations .................................            (7)
                                                                    -----------
    Net change in unrealized appreciation .......................     1,514,311
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................       764,929
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $   743,652
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS
                                                                SIX MONTHS ENDED
                                                                 APRIL 30, 2003      PERIOD ENDED
                                                                  (UNAUDITED)      OCTOBER 31, 2002*
                                                                ----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss ........................................     $   (21,277)       $   (33,702)
  Net realized loss on investments and foreign currency
  transactions ...............................................        (749,382)        (2,422,395)
  Net unrealized appreciation (depreciation) on investments
   and foreign currency translations .........................       1,514,311         (1,464,746)
                                                                   -----------        -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS .................................................         743,652         (3,920,843)
                                                                   -----------        -----------
DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income
  Class A ....................................................         (15,693)                --
  Class B ....................................................          (1,735)                --
  Class C ....................................................            (377)                --
  Class Z ....................................................         (52,162)                --
                                                                   -----------        -----------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..........................         (69,967)                --
                                                                   -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS .........................................        (563,594)        14,980,783
                                                                   -----------        -----------
TOTAL INCREASE IN NET ASSETS .................................         110,091         11,059,940
NET ASSETS:
  Beginning of period ........................................      11,069,940             10,000
                                                                   -----------        -----------
  End of period (a) ..........................................     $11,180,031        $11,069,940
                                                                   ===========        ===========
 ___________
  (a)  Includes accumulated undistributed (overdistributed)
       net investment income of ..............................     $   (67,219)       $    24,025
                                                                   -----------        -----------
    *  Fund commenced operations on December 31, 2001.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)
 ASSETS
   Investments at value (Cost $9,482,167) .......................   $ 8,516,337
   Cash (Foreign Cash $48,968) ..................................       172,442
   Receivable for securities sold ...............................        55,877
   Dividends, interest and other receivables ....................        39,915
   Receivable from investment manager ...........................        25,270
   Receivable for Fund shares sold ..............................         5,706
   Other assets .................................................         8,816
                                                                    -----------
     Total assets ...............................................     8,824,363
                                                                    -----------
 LIABILITIES
   Payable for securities purchased .............................        40,913
   Administrative fees payable ..................................        15,740
   Unrealized depreciation of forward foreign currency
    contracts ...................................................         4,197
   Payable for Fund shares redeemed .............................         2,620
   Distribution fees payable ....................................         2,000
   Trustees' fees payable .......................................           772
   Variation margin payable on futures contracts ................            45
   Accrued expenses .............................................        26,857
                                                                    -----------
     Total liabilities ..........................................        93,144
                                                                    -----------
 NET ASSETS .....................................................   $ 8,731,219
                                                                    ===========
   Net assets were comprised of:
   Paid in capital ..............................................   $10,707,967
   Accumulated overdistributed net investment income ............       (32,518)
   Accumulated undistributed net realized loss ..................      (979,846)
   Unrealized depreciation on investments .......................      (964,384)
                                                                    -----------
     Net assets .................................................   $ 8,731,219
                                                                    ===========
 CLASS A
   Net asset value and redemption price per share,
    $1,541,192 / 194,233 shares outstanding (unlimited
    amount authorized: $0.001 par value) ........................   $      7.93
   Maximum sales charge (5.50% of offering price) ...............          0.46
                                                                    -----------
   Maximum offering price to public .............................   $      8.39
                                                                    ===========
 CLASS B
   Net asset value, offering and redemption price per
    share, $1,986,101 / 250,654 shares outstanding
    (unlimited amount authorized: $0.001 par value) .............   $      7.92
                                                                    ===========
 CLASS C
   Net asset value and redemption price per share,
    $227,662 / 28,723 shares outstanding (unlimited
    amount authorized: $0.001 par value) ........................   $      7.93
   Maximum sales charge (1.00% of offering price) ...............          0.08
                                                                    -----------
   Maximum offering price to public .............................   $      8.01
                                                                    ===========
 CLASS Z
   Net asset value, offering and redemption price per
    share, $4,976,264 / 625,915 shares outstanding
    (unlimited amount authorized: $0.001 par value) .............   $      7.95
                                                                    ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
INVESTMENT INCOME
   Dividends (net of $12,214 foreign withholding tax) ...........   $    95,585
   Interest .....................................................           960
                                                                    -----------
     Total income ...............................................        96,545
                                                                    -----------
 EXPENSES
   Administrative fees ..........................................        77,953
   Custodian fees ...............................................        50,451
   Investment management fees ...................................        46,454
   Transfer agent fees ..........................................        40,663
   Professional fees ............................................        18,213
   Amortization of deferred organizational expense ..............        15,657
   Registration and filing fees .................................        12,634
   Trustees' fees ...............................................         4,970
   Printing and mailing expenses ................................         4,938
   Distribution fees - Class A ..................................         1,503
   Distribution fees - Class B ..................................         9,209
   Distribution fees - Class C ..................................         1,067
   Miscellaneous ................................................         3,763
                                                                    -----------
     Gross expenses .............................................       287,475
   Less: Waiver of investment management fees ...................       (46,454)
         Reimbursement from investment manager ..................      (162,632)
                                                                    -----------
     Net Expenses ...............................................        78,389
                                                                    -----------
 NET INVESTMENT INCOME ..........................................        18,156
                                                                    -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
   Realized loss on:
   Securities ...................................................      (514,322)
   Foreign currency transactions ................................       (22,059)
   Futures ......................................................        (5,388)
                                                                    -----------
     Net realized loss ..........................................      (541,769)
                                                                    -----------
   Change in unrealized appreciation (depreciation) on:
   Securities ...................................................       664,584
   Foreign currency translations ................................        (1,524)
   Futures contracts ............................................         3,571
                                                                    -----------
     Net change in unrealized appreciation ......................       666,631
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................       124,862
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $   143,018
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS
                                                            SIX MONTHS ENDED
                                                             APRIL 30, 2003      PERIOD ENDED
                                                              (UNAUDITED)      OCTOBER 31, 2002*
                                                            ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .................................      $   18,156         $    31,800
   Net realized loss on investments and foreign currency
     transactions ........................................        (541,769)           (480,997)
   Net unrealized appreciation(depreciation) on investments
     and foreign currency translations ...................         666,631          (1,631,015)
                                                                ----------         -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS ..........................................         143,018          (2,080,212)
                                                                ----------         -----------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class A ...............................................         (14,874)                 --
   Class B ...............................................          (8,469)                 --
   Class C ...............................................            (972)                 --
   Class Z ...............................................         (71,959)                 --
                                                                ----------         -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .....................         (96,274)                 --
                                                                ----------         -----------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................         543,541          10,211,146
                                                                ----------         -----------
TOTAL INCREASE IN NET ASSETS .............................         590,285           8,130,934
NET ASSETS:
   Beginning of period ...................................       8,140,934              10,000
                                                                ----------         -----------
   End of period (a) .....................................      $8,731,219         $ 8,140,934
                                                                ==========         ===========
 ___________
   (a)   Includes accumulated undistributed (overdistributed)
         net investment income of ........................      $  (32,518)        $    45,600
                                                                ----------         -----------
    *  Fund commenced operations on December 31, 2001

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)
 ASSETS
  Investments at value (Cost $5,569,877) .......................   $ 5,172,582
  Cash .........................................................       124,354
  Receivable from investment manager ...........................        22,981
  Receivable for securities sold ...............................        15,332
  Receivable for Fund shares sold ..............................         5,773
  Dividends, interest and other receivables ....................           860
  Other assets .................................................         1,905
                                                                   -----------
   Total assets ................................................     5,343,787
                                                                   -----------
 LIABILITIES
  Payable for securities purchased .............................       175,094
  Administrative fees payable ..................................        14,039
  Options written, at value (Premiums received $6,741) .........         8,235
  Payable for Fund shares redeemed .............................         3,500
  Distribution fees payable ....................................           662
  Trustees' fees payable .......................................           427
  Accrued expenses .............................................        11,393
                                                                   -----------
   Total liabilities ...........................................       213,350
                                                                   -----------
 NET ASSETS ....................................................   $ 5,130,437
                                                                   ===========
  Net assets were comprised of:
  Paid in capital ..............................................   $ 7,829,531
  Accumulated overdistributed net investment income ............       (72,561)
  Accumulated undistributed net realized loss ..................    (2,227,740)
  Unrealized depreciation on investments .......................      (398,793)
                                                                   -----------
   Net assets ..................................................   $ 5,130,437
                                                                   ===========
 CLASS A
  Net asset value and redemption price per share, $243,615 /
   38,298 shares outstanding (unlimited amount authorized:
   $0.001 par value) ...........................................   $      6.36
  Maximum sales charge (5.50% of offering price) ...............          0.37
                                                                   -----------
  Maximum offering price to public .............................   $      6.73
                                                                   ===========
 CLASS B
  Net asset value, offering and redemption price per share,
   $749,277 / 118,729 shares outstanding (unlimited amount
   authorized: $0.001 par value) ...............................   $      6.31
                                                                   ===========
 CLASS C
  Net asset value and redemption price per share, $42,245 /
   6,694 shares outstanding (unlimited amount authorized: $0.001
   par value) ..................................................   $      6.31
  Maximum sales charge (1.00% of offering price) ...............          0.06
                                                                   -----------
  Maximum offering price to public .............................   $      6.37
                                                                   ===========
 CLASS Z
 Net asset value, offering and redemption price per share,
   $4,095,300 / 643,622 shares outstanding (unlimited amount
   authorized: $0.001 par value) ...............................   $      6.36
                                                                   ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
  Dividends (net of $49 foreign withholding tax) ...............   $     7,109
  Interest .....................................................         1,012
                                                                   -----------
   Total income ................................................         8,121
                                                                   -----------
 EXPENSES
  Administrative fees ..........................................        74,199
  Transfer agent fees ..........................................        40,663
  Investment management fees ...................................        29,379
  Professional fees ............................................        16,741
  Custodian fees ...............................................        15,793
  Amortization of deferred organizational expense ..............        15,657
  Registration and filing fees .................................        12,634
  Printing and mailing expenses ................................         2,776
  Trustees' fees ...............................................         2,765
  Distribution fees - Class A ..................................           279
  Distribution fees - Class B ..................................         3,099
  Distribution fees - Class C ..................................           248
  Miscellaneous ................................................         3,768
                                                                   -----------
   Gross expenses ..............................................       218,001
 Less: Waiver of investment management fees ....................       (29,379)
       Reimbursement from investment manager ...................      (146,644)
       Fees paid indirectly ....................................          (857)
                                                                   -----------
   Net Expenses ................................................        41,121
                                                                   -----------
 NET INVESTMENT LOSS ...........................................      (33,000)
                                                                   -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
  Realized loss on:
  Securities ...................................................      (374,981)
  Options written ..............................................        (3,081)
  Foreign currency transactions ................................        (1,604)
                                                                   -----------
   Net realized loss ...........................................      (379,666)
                                                                   -----------
  Change in unrealized appreciation on:
  Securities ...................................................       860,553
  Foreign currency translations ................................             7
  Options written ..............................................         6,842
                                                                   -----------
   Net change in unrealized appreciation .......................       867,402
                                                                   -----------
 NET REALIZED AND UNREALIZED GAIN ..............................       487,736
                                                                   -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $   454,736
                                                                   ===========

STATEMENT OF CHANGES IN NET ASSETS
                                            SIX MONTHS ENDED
                                             APRIL 30, 2003      PERIOD ENDED
                                              (UNAUDITED)      OCTOBER 31, 2002*
                                            ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
  Net investment loss....................     $  (33,000)          $   (68,758)
  Net realized loss on investments and
   foreign currency transactions.........       (379,666)           (1,853,680)
  Net unrealized appreciation
   (depreciation) on investments and
   foreign currency translations.........        867,402            (1,266,195)
                                              ----------           -----------
  NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.............        454,736            (3,188,633)
                                              ----------           -----------
DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income
  Class A................................           (662)                   --
  Class B................................           (493)                   --
  Class C................................            (56)                   --
  Class Z................................        (19,696)                   --
                                              ----------           -----------
  TOTAL DIVIDENDS AND DISTRIBUTIONS......        (20,907)                   --
                                              ----------           -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS.........        514,311             7,360,930
                                              ----------           -----------
TOTAL INCREASE IN NET ASSETS.............        948,140             4,172,297
 NET ASSETS:
  Beginning of period....................      4,182,297                10,000
                                              ----------           -----------
  End of period (a)......................     $5,130,437           $ 4,182,297
                                              ==========           ===========
 -----------
 (a) Includes accumulated overdistributed
     net investment income of............     $  (72,561)          $   (18,654)
                                              ----------           -----------
  *  Fund commenced operations on December 31, 2001.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND

==================================================================

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $7,027,771) ...........    $6,696,254
 Cash (Foreign Cash $26,363) ......................        27,159
 Receivable for securities sold ...................        38,562
 Receivable from investment manager ...............        20,982
 Dividends, interest and other receivables ........        15,208
 Other assets .....................................         1,906
                                                       ----------
  Total assets ....................................     6,800,071
                                                       ----------
LIABILITIES
 Payable for securities purchased .................        81,822
 Administrative fees payable ......................        14,941
 Distribution fees payable ........................         1,010
 Trustees' fees payable ...........................           495
 Accrued expenses .................................        21,929
                                                       ----------
  Total liabilities ...............................       120,197
                                                       ----------
NET ASSETS ........................................    $6,679,874
                                                       ==========
 Net assets were comprised of:
 Paid in capital ..................................    $8,033,964
 Accumulated overdistributed net investment
  income...........................................       (62,974)
 Accumulated undistributed net realized loss ......      (959,767)
 Unrealized depreciation on investments ...........      (331,349)
                                                       ----------
  Net assets ......................................    $6,679,874
                                                       ==========
CLASS A
 Net asset value and redemption price per share,
  $636,206 / 77,604 shares outstanding (unlimited
  amount authorized: $0.001 par value) ............    $     8.20
 Maximum sales charge (5.50% of offering price) ...          0.48
                                                       ----------
 Maximum offering price to public .................    $     8.68
                                                       ==========
CLASS B
 Net asset value, offering and redemption price per
  share, $941,700 / 115,470 shares outstanding
  (unlimited amount authorized: $0.001 par
  value) ..........................................    $     8.16
                                                       ==========
CLASS C
 Net asset value and redemption price per share,
  $156,772 / 19,215 shares outstanding (unlimited
  amount authorized: $0.001 par value) ............    $     8.16
 Maximum sales charge (1.00% of offering price) ...          0.08
                                                       ----------
 Maximum offering price to public .................    $     8.24
                                                       ==========
CLASS Z
 Net asset value, offering and redemption price per
  share, $4,945,196 / 602,571 shares outstanding
  (unlimited amount authorized: $0.001 par
  value) ..........................................    $     8.21
                                                       ==========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
INVESTMENT INCOME
 Dividends (net of $2,171 foreign withholding
  tax).............................................    $   35,993
 Interest .........................................         1,021
                                                       ----------
  Total income ....................................        37,014
                                                       ----------
EXPENSES
 Administrative fees ..............................        76,196
 Investment management fees .......................        41,626
 Transfer agent fees ..............................        40,663
 Custodian fees ...................................        19,543
 Professional fees ................................        17,526
 Amortization of deferred organizational expense ..        15,657
 Registration and filing fees .....................        12,634
 Trustees' fees ...................................         3,960
 Printing and mailing expenses ....................         3,935
 Distribution fees - Class A ......................           724
 Distribution fees - Class B ......................         4,587
 Distribution fees - Class C ......................           869
 Miscellaneous ....................................         3,765
                                                       ----------
  Gross expenses ..................................       241,685
 Less: Waiver of investment management fees .......       (41,626)
       Reimbursement from investment manager ......      (139,428)
       Fees paid indirectly .......................          (459)
                                                       ----------
  Net Expenses ....................................        60,172
                                                       ----------
NET INVESTMENT LOSS  ..............................       (23,158)
                                                       ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities .......................................      (204,341)
 Foreign currency transactions ....................           848
                                                       ----------
  Net realized loss ...............................      (203,493)
                                                       ----------
 Change in unrealized appreciation on:
 Securities .......................................       362,244
 Foreign currency translations ....................           169
                                                       ----------
  Net change in unrealized appreciation ...........       362,413
                                                       ----------
NET REALIZED AND UNREALIZED GAIN ..................       158,920
                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .......................................    $  135,762
                                                       ==========

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           APRIL 30, 2003      PERIOD ENDED
                                            (UNAUDITED)      OCTOBER 31, 2002*
                                          ----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss ...................    $  (23,158)        $   (58,516)
 Net realized loss on investments and
  foreign currency transactions ........      (203,493)           (755,786)
 Net unrealized appreciation
  (depreciation) on investments and
  foreign currency translations ........       362,413            (693,762)
                                            ----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  ............       135,762          (1,508,064)
                                            ----------         -----------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class A ...............................        (2,688)                 --
 Class B ...............................          (581)                 --
 Class C ...............................          (133)                 --
 Class Z ...............................       (34,571)                 --
                                            ----------         -----------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .....       (37,973)                 --
                                            ----------         -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS .......        49,442           8,030,707
                                            ----------         -----------
TOTAL INCREASE IN NET ASSETS ...........       147,231           6,522,643
NET ASSETS:
 Beginning of period ...................     6,532,643              10,000
                                            ----------         -----------
 End of period (a) .....................    $6,679,874         $ 6,532,643
                                            ==========         ===========
 ___________
 (a) Includes accumulated overdistributed
     net investment income of ..........    $  (62,974)        $    (1,843)
                                            ----------         -----------
  *  Fund commenced operations on December 31, 2001.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)

ASSETS
 Investments at value (Cost $61,209,989) ....................    $61,863,201
 Cash (Foreign Cash $52,915) ................................         46,383
 Receivable for securities sold .............................      9,458,543
 Dividends, interest and other receivables ..................        341,564
 Receivable for Fund shares sold ............................         34,419
 Variation margin receivable on futures contracts and options
   on futures ...............................................         11,661
 Unrealized appreciation of forward foreign currency
   contracts ................................................          9,277
 Receivable from investment manager .........................          4,684
 Other assets ...............................................            262
                                                                 -----------
  Total assets ..............................................     71,769,994
                                                                 -----------
LIABILITIES
 Payable for securities purchased ...........................     20,160,863
 Securities sold short (Proceeds received $1,247,250) .......      1,254,125
 Administrative fees payable ................................         31,180
 Unrealized depreciation of forward foreign currency
   contracts ................................................         11,253
 Distribution fees payable ..................................         11,250
 Payable for Fund shares redeemed ...........................          8,811
 Trustees' fees payable .....................................          3,466
 Options written, at value (Premiums received $18,971) ......          1,783
                                                                 -----------
  Total liabilities .........................................     21,482,731
                                                                 -----------
NET ASSETS ..................................................    $50,287,263
                                                                 ===========
 Net assets were comprised of:
 Paid in capital ............................................    $49,013,132
 Accumulated overdistributed net investment income ..........        (52,080)
 Accumulated undistributed net realized gain ................        643,172
 Unrealized appreciation on investments .....................        683,039
                                                                 -----------
  Net assets ................................................    $50,287,263
                                                                 ===========
CLASS A
 Net asset value and redemption price per share, $5,176,988 /
  502,171 shares outstanding (unlimited amount authorized:
  $0.001 par value) .........................................    $     10.31
 Maximum sales charge (4.50% of offering price) .............           0.49
                                                                 -----------
 Maximum offering price to public ...........................    $     10.80
                                                                 ===========
CLASS B
 Net asset value, offering and redemption price per share,
  $10,601,721 / 1,030,908 shares outstanding (unlimited
  amount authorized: $0.001 par value) ......................    $     10.28
                                                                 ===========
CLASS C
 Net asset value and redemption price per share, $1,951,872 /
  189,934 shares outstanding (unlimited amount authorized:
  $0.001 par value) .........................................    $     10.28
 Maximum sales charge (1.00% of offering price) .............           0.10
                                                                 -----------
 Maximum offering price to public ...........................    $     10.38
                                                                 ===========
CLASS Z
 Net asset value, offering and redemption price per share,
  $32,556,682 / 3,157,738 shares outstanding (unlimited amount
  authorized: $0.001 par value) .............................    $     10.31
                                                                 ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

INVESTMENT INCOME
 Interest ...................................................    $   911,829
                                                                 -----------
EXPENSES
 Investment management fees .................................        161,643
 Administrative fees ........................................        101,012
 Transfer agent fees ........................................         40,847
 Professional fees ..........................................         31,176
 Printing and mailing expenses ..............................         28,614
 Trustees' fees .............................................         28,392
 Custodian fees .............................................         20,202
 Amortization of deferred organizational expense ............         15,657
 Registration and filing fees ...............................         12,634
 Distribution fees - Class A ................................          6,170
 Distribution fees - Class B ................................         48,005
 Distribution fees - Class C ................................          9,763
 Miscellaneous ..............................................          3,711
                                                                 -----------
  Gross expenses ............................................        507,826
 Less:  Waiver of investment management fees ................       (161,643)
        Reimbursement from investment manager ...............        (97,408)
                                                                 -----------
  Net Expenses ..............................................        248,775
                                                                 -----------
NET INVESTMENT INCOME .......................................        663,054
                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain on:
 Securities .................................................        750,328
 Options written ............................................         77,528
 Futures and options on futures .............................         23,540
 Foreign currency transactions ..............................         20,817
                                                                 -----------
  Net realized gain .........................................        872,213
                                                                 -----------
 Change in unrealized appreciation (depreciation) on:
 Securities .................................................        685,753
 Securities sold short ......................................         (6,851)
 Options written ............................................         37,272
 Futures contracts and options on futures ...................         36,334
 Foreign currency translations ..............................         (1,708)
                                                                 -----------
  Net change in unrealized appreciation .....................        750,800
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN ............................      1,623,013
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........    $ 2,286,067
                                                                 ===========

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           APRIL 30, 2003      PERIOD ENDED
                                            (UNAUDITED)      OCTOBER 31, 2002*
                                          ----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income .................    $   663,054        $ 1,171,901
 Net realized gain on investments and
  foreign currency transactions ........        872,213            757,014
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations ........        750,800            (67,761)
                                            -----------        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS  ......................      2,286,067          1,861,154
                                            -----------        -----------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class A ...............................       (104,708)          (100,194)
 Class B ...............................       (164,789)          (137,018)
 Class C ...............................        (34,211)           (31,362)
 Class Z ...............................       (663,896)          (810,399)
                                            -----------        -----------
                                               (967,604)        (1,078,973)
                                            -----------        -----------
 Distributions from net realized capital
  gains
 Class A ...............................        (98,976)                --
 Class B ...............................       (180,354)                --
 Class C ...............................        (40,036)                --
 Class Z ...............................       (571,063)                --
                                            -----------        -----------
                                               (890,429)                --
                                            -----------        -----------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .....     (1,858,033)        (1,078,973)
                                            -----------        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS .......      5,521,257         43,545,791
                                            -----------        -----------
TOTAL INCREASE IN NET ASSETS ...........      5,949,291         44,327,972
NET ASSETS:
 Beginning of period ...................     44,337,972             10,000
                                            -----------        -----------
 End of period (a) .....................    $50,287,263        $44,337,972
                                            ===========        ===========
 -------------
 (a)  Includes accumulated undistributed
      (overdistributed) net investment
      income of ........................    $   (52,080)       $   252,470
                                            -----------        -----------
  *   Fund commenced operations on December 31, 2001.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (At amortized cost, which
  approximates market value) ..............................      $11,272,056
 Cash .....................................................              423
 Receivable from investment manager .......................           13,590
 Dividends, interest and other receivables ................            7,859
 Other assets .............................................            1,905
                                                                 -----------
  Total assets ............................................       11,295,833
                                                                 -----------
 LIABILITIES
 Administrative fees payable ..............................            8,232
 Dividends payable ........................................            5,302
 Distribution fees payable ................................              964
 Trustees' fees payable ...................................              671
 Accrued expenses .........................................           15,908
                                                                 -----------
  Total liabilities .......................................           31,077
                                                                 -----------
 NET ASSETS ...............................................      $11,264,756
                                                                 ===========
 Net assets were comprised of:
 Paid in capital ..........................................      $11,209,232
 Accumulated undistributed net investment income ..........           55,475
 Accumulated undistributed net realized gain ..............               49
                                                                 -----------
  Net assets ..............................................      $11,264,756
                                                                 ===========
 CLASS A
 Net asset value, offering and redemption price per
  share, $208,924 / 208,917 shares outstanding
  (unlimited amount authorized: $0.001 par value) .........      $      1.00
                                                                 ===========
 CLASS B
 Net asset value, offering and redemption price per
  share, $841,718 / 841,715 shares outstanding
  (unlimited amount authorized: $0.001 par value) .........      $      1.00
                                                                 ===========
 CLASS C
 Net asset value, offering and redemption price per
  share, $301,574 / 301,572 shares outstanding
  (unlimited amount authorized: $0.001 par value) .........      $      1.00
                                                                 ===========
 CLASS Z
 Net asset value, offering and redemption price per
  share, $9,912,540 / 9,912,498 shares outstanding
  (unlimited amount authorized: $0.001 par value) .........      $      1.00
                                                                 ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Interest .................................................      $   108,397
                                                                 -----------
 EXPENSES
  Transfer agent fees .....................................           40,114
  Administrative fees .....................................           29,077
  Investment management fees ..............................           27,790
  Professional fees .......................................           16,945
  Amortization of deferred organizational expense .........           15,657
  Trustees' fees ..........................................            6,811
  Printing and mailing expenses ...........................            6,765
  Custodian fees ..........................................            2,590
  Distribution fees - Class A .............................              355
  Distribution fees - Class B .............................            3,365
  Distribution fees - Class C .............................            1,853
  Miscellaneous ...........................................           16,541
                                                                 -----------
   Gross expenses .........................................          167,863
  Less: Waiver of investment management fees ..............          (27,790)
        Reimbursement from investment manager .............          (95,593)
                                                                 -----------
  Net Expenses ............................................           44,480
                                                                 -----------
 NET INVESTMENT INCOME  ...................................           63,917
                                                                 -----------
 REALIZED GAIN
  Realized gain on securities ..............................              49
                                                                 -----------
 NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................     $    63,966
                                                                 ===========

STATEMENT OF CHANGES IN NET ASSETS
                                             SIX MONTHS ENDED
                                              APRIL 30, 2003     PERIOD ENDED
                                               (UNAUDITED)     OCTOBER 31, 2002*
                                             ----------------  -----------------
 INCREASE  IN NET ASSETS FROM
 OPERATIONS:
  Net investment income ....................   $    63,917       $   104,301
  Net realized gain on investments .........            49                --
                                               -----------       -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................        63,966           104,301
                                               -----------       -----------
 DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income
  Class A ...................................       (1,421)             (859)
  Class B ...................................         (842)             (387)
  Class C ...................................         (464)             (654)
  Class Z ...................................      (61,190)         (102,401)
                                               -----------       -----------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .........       (63,917)         (104,301)
                                               -----------       -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
    TRANSACTIONS ...........................       (10,549)       11,265,256
                                               -----------       -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS ...       (10,500)       11,265,256
 NET ASSETS:
  Beginning of period .......................   11,275,256            10,000
                                               -----------       -----------
  End of period (a) .........................  $11,264,756       $11,275,256
                                               ===========       ===========
 _______________
 (a) Includes accumulated undistributed net
     investment income of                      $    55,475       $    55,475
                                               -----------       -----------
   * Fund commenced operations on December 31, 2001.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                  CLASS A                    CLASS B                    CLASS C                      CLASS Z
                         -------------------------  -------------------------  -------------------------  -------------------------
                         SIX MONTHS                 SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                            ENDED     DECEMBER 31,     ENDED     DECEMBER 31,     ENDED     DECEMBER 31,     ENDED      DECEMBER 31,
                          APRIL 30,     2001* TO     APRIL 30,     2001* TO     APRIL 30,     2001* TO     APRIL 30,      2001* TO
                            2003      OCTOBER 31,      2003      OCTOBER 31,      2003      OCTOBER 31,      2003       OCTOBER 31,
                         (UNAUDITED)    2002(C)     (UNAUDITED)    2002(C)     (UNAUDITED)    2002(C)     (UNAUDITED)     2002(C)
                         -----------  ------------  -----------  ------------  -----------  ------------  -----------  -------------
Net asset value,
 beginning of period ...  $ 7.05       $ 10.00       $ 7.00       $ 10.00       $ 7.00       $ 10.00       $ 7.06        $ 10.00
                          ------       -------       ------       -------       ------       -------       ------        -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment loss ...   (0.01)        (0.05)       (0.04)        (0.10)       (0.04)        (0.10)       (0.01)         (0.03)
 Net realized and
  unrealized gain (loss)
  on investments .......    0.35         (2.90)        0.36         (2.90)        0.36         (2.90)        0.36          (2.91)
                          ------       -------       ------       -------       ------       -------       ------        -------


 Total from investment
  operations ...........    0.34         (2.95)        0.32         (3.00)        0.32         (3.00)        0.35          (2.94)
                          ------       -------       ------       -------       ------       -------        ------       -------

 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ....   (0.05)           --        (0.01)           --        (0.01)           --        (0.07)            --
                          ------       -------       ------       -------       ------       -------       ------        -------
Net asset value, end
 of period .............  $ 7.34       $  7.05       $ 7.31       $  7.00       $ 7.31       $  7.00       $ 7.34        $  7.06
                          ======       =======       ======       =======       ======       =======       ======        =======
Total return (b)+ ......    4.81%       (29.50)%       4.50%       (30.00)%       4.50%       (30.00)%       4.93%        (29.40)%
                          ======       =======       ======       =======       ======       =======        ======       =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) ........  $1,715       $ 1,429       $2,058       $ 1,732       $  255       $   243       $5,030        $ 4,567
Ratio of expenses to
 average net assets
 after waivers and
 reimbursements (a) ....    1.45%         1.45%        2.20%         2.20%        2.20%         2.20%        1.20%          1.20%
Ratio of expenses to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly
 (a) ...................    1.41%         1.40%        2.16%         2.15%        2.16%         2.15%        1.16%          1.15%
Ratio of expenses to
 average net assets
 before waivers,
 reimbursements and
 fees paid indirectly
 (a) ...................    6.20%         6.71%        6.95%         7.46%        6.95%         7.46%        5.95%          6.46%
Ratio of net
 investment loss to
 average net assets
 after waivers and
 reimbursements (a) ....   (0.65)%       (0.74)%      (1.40)%       (1.49)%      (1.40)%       (1.49)%      (0.40)%        (0.49)%
Ratio of net
 investment loss to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly
 (a) ...................   (0.61)%       (0.69)%      (1.36)%       (1.44)%      (1.36)%       (1.44)%      (0.36)%        (0.44)%
Ratio of net
 investment loss to
 average net assets
 before waivers,
 reimbursements and
 fees paid indirectly
 (a) ...................   (5.40)%       (6.00)%      (6.15)%       (6.75)%      (6.15)%       (6.75)%      (5.15)%        (5.75)%
Portfolio turnover
 rate ..................      14%           26%          14%           26%          14%           26%          14%            26%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment loss ...  $ 0.16       $  0.34       $ 0.16       $  0.34       $ 0.16       $  0.34       $ 0.16        $  0.36

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
FINANCIAL HIGHLIGHTS -- (Continued)

                                                    CLASS A                         CLASS B                         CLASS C
                                           -------------------------       -------------------------       -------------------------
                                           SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                              ENDED     DECEMBER 31,          ENDED     DECEMBER 31,          ENDED     DECEMBER 31,
                                            APRIL 30,     2001* TO          APRIL 30,     2001* TO          APRIL 30,     2001* TO
                                              2003      OCTOBER 31,           2003      OCTOBER 31,           2003      OCTOBER 31,
                                           (UNAUDITED)    2002(C)          (UNAUDITED)    2002(C)          (UNAUDITED)    2002(C)
                                           -----------  ------------       -----------  ------------       -----------  ------------
Net asset value, beginning of period.....   $ 7.75       $ 10.00            $ 7.70       $ 10.00            $ 7.69       $ 10.00
                                            ------       -------            ------       -------            ------       -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..........     0.01           --#             (0.02)        (0.05)            (0.02)        (0.05)
  Net realized and unrealized gain
   (loss) on investments ................     0.35         (2.25)             0.35         (2.25)             0.36         (2.26)
                                            ------       -------            ------       -------            ------       -------
  Total from investment operations ......     0.36         (2.25)             0.33         (2.30)             0.34         (2.31)
                                            ------       -------            ------       -------            ------       -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..    (0.11)           --             (0.05)           --             (0.05)           --
                                            ------       -------            ------       -------            ------       -------
 Net asset value, end of period .........   $ 8.00       $  7.75            $ 7.98       $  7.70            $ 7.98       $  7.69
                                            ======       =======            ======       =======            ======       =======
Total return (b)+ .......................     4.68%       (22.50)%            4.30%       (23.00)%            4.43%       (23.10)%
                                            ======       =======            ======       =======            ======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......   $1,634       $ 1,335            $2,412       $ 2,010            $  270       $   293
Ratio of expenses to average net assets
 after waivers and reimbursements (a) ...     1.45%         1.45%             2.20%         2.20%             2.20%         2.20%
Ratio of expenses to average net assets
 after waivers, reimbursements and
 fees paid indirectly (a) ...............     1.44%         1.38%             2.19%         2.13%             2.19%         2.13%
Ratio of expenses to average net assets
 before waivers, reimbursements and
 fees paid indirectly (a) ...............     5.60%         6.08%             6.35%         6.83%             6.35%         6.83%
Ratio of net investment income (loss)
 to average net assets after waivers
 and reimbursements (a) .................     0.23%         0.06%            (0.52)%       (0.69)%           (0.52)%       (0.69)%
Ratio of net investment income
 (loss) to average net assets after
 waivers, reimbursements and fees paid
 indirectly (a) .........................     0.24%         0.13%            (0.51)%       (0.62)%           (0.51)%       (0.62)%
Ratio of net investment income (loss)
 to average net assets before waivers,
 reimbursements and fees paid
 indirectly (a) .........................    (3.92)%       (4.56)%           (4.67)%       (5.31)%           (4.67)%       (5.31)%
Portfolio turnover rate .................       30%           39%               30%           39%               30%           39%
Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment
 income (loss) ..........................   $ 0.16       $  0.32            $ 0.16       $  0.33            $ 0.16       $  0.33

                                                    CLASS Z
                                           -------------------------
                                           SIX MONTHS
                                              ENDED     DECEMBER 31,
                                            APRIL 30,     2001* TO
                                              2003      OCTOBER 31,
                                           (UNAUDITED)    2002(C)
                                           -----------  ------------
Net asset value, beginning of period.....   $ 7.76       $ 10.00
                                            ------       -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..........     0.03          0.02
  Net realized and unrealized gain
   (loss) on investments ................     0.34         (2.26)
                                            ------       -------
  Total from investment operations ......     0.37         (2.24)
                                            ------       -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..    (0.13)           --
                                            ------       -------
 Net asset value, end of period .........   $ 8.00       $  7.76
                                            ======       =======
Total return (b)+ .......................     4.81%       (22.40)%
                                            ======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......   $6,158       $ 5,248
Ratio of expenses to average net assets
 after waivers and reimbursements (a) ...     1.20%         1.20%
Ratio of expenses to average net assets
 after waivers, reimbursements and
 fees paid indirectly (a) ...............     1.19%         1.13%
Ratio of expenses to average net assets
 before waivers, reimbursements and
 fees paid indirectly (a) ...............     5.35%         5.83%
Ratio of net investment income (loss)
 to average net assets after waivers
 and reimbursements (a) .................     0.48%         0.31%
Ratio of net investment income
 (loss) to average net assets after
 waivers, reimbursements and fees paid
 indirectly (a) .........................     0.49%         0.38%
Ratio of net investment income (loss)
 to average net assets before waivers,
 reimbursements and fees paid
 indirectly (a) .........................    (3.67)%       (4.31)%
Portfolio turnover rate .................       30%           39%
Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment
 income (loss) ..........................   $ 0.16       $  0.34

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS -- (Continued)

                                  CLASS A                    CLASS B                    CLASS C                    CLASS Z
                         -------------------------  -------------------------  -------------------------  -------------------------
                         SIX MONTHS                 SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                            ENDED     DECEMBER 31,     ENDED     DECEMBER 31,     ENDED     DECEMBER 31,     ENDED      DECEMBER 31,
                          APRIL 30,     2001* TO     APRIL 30,     2001* TO     APRIL 30,     2001* TO     APRIL 30,      2001* TO
                            2003      OCTOBER 31,      2003      OCTOBER 31,      2003      OCTOBER 31,      2003       OCTOBER 31,
                         (UNAUDITED)    2002(C)     (UNAUDITED)    2002(C)     (UNAUDITED)    2002(C)     (UNAUDITED)     2002(C)
                         -----------  ------------  -----------  ------------  -----------  ------------  -----------  -------------
Net asset value,
 beginning of period ...  $ 7.99       $ 10.00       $ 7.96       $ 10.00       $ 7.95       $ 10.00       $ 8.02        $ 10.00
                          ------       -------       ------       -------       ------       -------       ------        -------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income (loss) ........    0.04          0.04           --#        (0.02)          --#        (0.02)        0.04           0.06
 Net realized and
  unrealized gain
  (loss) on investments
  and foreign currency
  transactions .........    0.37         (2.05)        0.37         (2.02)        0.38         (2.03)        0.38          (2.04)
                          ------       -------       ------       -------       ------       -------       ------        -------

 Total from investment
  operations ...........    0.41         (2.01)        0.37         (2.04)        0.38         (2.05)        0.42          (1.98)
                          ------       -------       ------       -------       ------       -------       ------        -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ....   (0.15)           --        (0.09)           --        (0.09)           --        (0.17)            --
                          ------       -------       ------       -------       ------       -------       ------        -------
Net asset value, end
 of period .............  $ 8.25       $  7.99       $ 8.24       $  7.96       $ 8.24       $  7.95       $ 8.27        $  8.02
                          ======       =======       ======       =======       ======       =======       ======        =======
Total return (b)+ ......    5.17%       (20.10)%       4.77%       (20.50)%       4.77%       (20.50)%       5.30%        (19.80)%
                          ======       =======       ======       =======       ======       =======       ======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) ........  $1,575       $ 1,364       $2,443       $ 2,217       $  324       $   315       $5,562        $ 5,318
Ratio of expenses to
 average net assets
 after waivers and
 reimbursements (a) ....    1.45%         1.45%        2.20%         2.20%        2.20%         2.20%        1.20%          1.20%
Ratio of expenses to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly
 (a) ...................    1.32%         1.35%        2.07%         2.10%        2.07%         2.10%        1.07%          1.10%
Ratio of expenses to
 average net assets
 before waivers,
 reimbursements and
 fees paid indirectly
 (a) ...................    5.70%         6.19%        6.45%         6.94%        6.45%         6.94%        5.45%          5.94%
Ratio of net
 investment income
 (loss) to average net
 assets after waivers
 and reimbursements
 (a) ...................    0.67%         0.47%       (0.08)%       (0.28)%      (0.08)%       (0.28)%       0.92%          0.72%
Ratio of net
 investment income
 (loss) to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly
 (a) ...................    0.80%         0.57%        0.05%        (0.18)%       0.05%        (0.18)%       1.05%          0.82%
Ratio of net
 investment loss
 to average net assets
 before waivers,
 reimbursements and
 fees paid indirectly
 (a) ...................   (3.58)%       (4.26)%      (4.33)%       (5.01)%      (4.33)%       (5.01)%      (3.33)%        (4.01)%
Portfolio turnover
 rate ..................      67%          123%          67%          123%          67%          123%          67%           123%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income
 (loss) ................  $ 0.17       $  0.35       $ 0.17       $  0.35       $ 0.17       $  0.36       $ 0.17        $  0.36

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND(c)
FINANCIAL HIGHLIGHTS -- (Continued)

                                                 CLASS A                    CLASS B                   CLASS C
                                        -------------------------  -------------------------  ------------------------
                                        SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                           ENDED     DECEMBER 31,     ENDED     DECEMBER 31,     ENDED    DECEMBER 31,
                                         APRIL 30,     2001* TO     APRIL 30,     2001* TO    APRIL 30,     2001* TO
                                           2003      OCTOBER 31,      2003      OCTOBER 31,      2003      OCTOBER 31,
                                        (UNAUDITED)      2002      (UNAUDITED)      2002      UNAUDITED)      2002
                                        -----------  ------------  -----------  ------------  ----------  ------------
Net asset value, beginning of
 period ............................     $ 6.20       $ 10.00       $ 6.16       $ 10.00      $ 6.15       $ 10.00
                                         ------       -------       ------       -------      ------       -------

 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment loss ...............      (0.04)        (0.09)       (0.07)        (0.13)      (0.07)        (0.13)
 Net realized and unrealized
  gain (loss) on investments .......       0.32         (3.71)        0.34         (3.71)       0.33         (3.72)
                                         ------       -------       ------       -------      ------       -------


 Total from investment
  operations .......................       0.28         (3.80)        0.27         (3.84)       0.26         (3.85)
                                         ------       -------       ------       -------      ------       -------
Net asset value, end of period .....     $ 6.48       $  6.20       $ 6.43       $  6.16      $ 6.41       $  6.15
                                         ======       =======       ======       =======      ======       =======
Total return (b)+ ..................       4.52%       (38.00)%       4.38%       (38.40)%      4.23%       (38.50)%
                                         ======       =======       ======       =======      ======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ...........................     $1,650       $ 1,409       $2,394       $ 2,094      $  275       $   485
Ratio of expenses to average
 net assets after waivers and
 reimbursements (a) ................       1.70%         1.70%        2.45%         2.45%       2.45%         2.45%
Ratio of expenses to average
 net assets after waivers,
 reimbursements and fees paid
 indirectly (a) ....................       1.69%         1.62%        2.44%         2.37%       2.44%         2.37%
Ratio of expenses to average
 net assets before waivers,
 reimbursements and fees paid
 indirectly (a) ....................       6.68%         7.22%        7.43%         7.97%       7.43%         7.97%
Ratio of net investment loss
 to average net assets after
 waivers and reimbursements
 (a) ...............................      (1.43)%       (1.40)%      (2.18)%       (2.15)%     (2.18)%       (2.15)%
Ratio of net investment loss
 to average net assets after
 waivers, reimbursements and
 fees paid indirectly (a) ..........      (1.42)%       (1.32)%      (2.17)%       (2.07)%     (2.17)%       (2.07)%
Ratio of net investment loss
 to average net assets before
 waivers, reimbursements and
 fees paid indirectly (a) ..........      (6.41)%       (6.92)%      (7.16)%       (7.67)%     (7.16)%       (7.67)%
Portfolio turnover rate ............         87%          192%          87%          192%         87%          192%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
  investment loss ..................     $ 0.15       $  0.34       $ 0.15       $  0.33      $ 0.15       $  0.33

                                                 CLASS Z
                                        --------------------------
                                        SIX MONTHS
                                           ENDED      DECEMBER 31,
                                         APRIL 30,      2001* TO
                                            2003       OCTOBER 31,
                                        (UNAUDITED)       2002
                                        -----------  -------------
Net asset value, beginning of
 period. ...........................     $ 6.21        $ 10.00
                                         ------        -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment loss ...............      (0.04)         (0.08)
 Net realized and unrealized
  gain (loss) on investments .......       0.34          (3.71)
                                         ------        -------


 Total from investment
  operations .......................       0.30          (3.79)

Net asset value, endof period ......     $ 6.51        $  6.21
                                         ======        =======
Total return (b)+ ..................       4.83%        (37.90)%
                                         ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ...........................     $4,508        $ 4,155
Ratio of expenses to average
 net assets after waivers and
 reimbursements (a) ................       1.45%          1.45%
Ratio of expenses to average
 net assets after waivers,
 reimbursements and fees paid
 indirectly (a) ....................       1.44%          1.37%
Ratio of expenses to average
 net assets before waivers,
 reimbursements and fees paid
 indirectly (a) ....................       6.43%          6.97%
Ratio of net investment loss
 to average net assets after
 waivers and reimbursements
 (a) ...............................      (1.18)%        (1.15)%
Ratio of net investment loss
 to average net assets after
 waivers, reimbursements and
 fees paid indirectly (a) ..........      (1.17)%        (1.07)%
Ratio of net investment loss
 to average net assets before
 waivers, reimbursements and
 fees paid indirectly (a) ..........      (6.16)%        (6.67)%
Portfolio turnover rate ............         87%           192%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
  investment loss ..................     $ 0.15        $  0.36

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS -- (Continued)

                                                     CLASS A                     CLASS B                     CLASS C
                                            -------------------------   -------------------------   -------------------------
                                            SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                               ENDED     DECEMBER 31,      ENDED     DECEMBER 31,      ENDED     DECEMBER 31,
                                             APRIL 30,     2001* TO      APRIL 30,     2001* TO      APRIL 30,     2001* TO
                                               2003      OCTOBER 31,       2003      OCTOBER 31,       2003      OCTOBER 31,
                                            (UNAUDITED)    2002(C)      (UNAUDITED)    2002(C)      (UNAUDITED)    2002(C)
                                            -----------  ------------   -----------  ------------   -----------  ------------

Net asset value, beginning of
 period  ...............................     $ 7.20       $ 10.00        $ 7.15       $ 10.00        $ 7.15       $ 10.00
                                             ------       -------        ------       -------        ------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss ..................        --#         (0.03)        (0.04)        (0.09)        (0.04)        (0.09)
  Net realized and unrealized gain
   (loss) on investments ...............       0.50         (2.77)         0.52         (2.76)         0.51         (2.76)
                                             ------       -------        ------       -------        ------       -------
  Total from investment
   operations ..........................       0.50         (2.80)         0.48         (2.85)         0.47         (2.85)
                                             ------       -------        ------       -------        ------       -------

  LESS DISTRIBUTIONS:
  Dividends from net
   investment income ...................      (0.05)           --         (0.01)           --         (0.01)           --
                                             ------       -------        ------       -------        ------       -------

 Net asset value, end of
  period ...............................     $ 7.65       $  7.20        $ 7.62       $  7.15        $ 7.61       $  7.15
                                             ======       =======        ======       =======        ======       =======
Total return (b)+ ......................       7.04%       (28.00)%        6.65%       (28.50)%        6.51%       (28.50)%
                                             ======       =======        ======       =======        ======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ...............................     $2,555       $ 2,902        $2,759       $ 2,451        $  371       $   550
Ratio of expenses to average
 net assets after waivers and
 reimbursements (a) ....................       1.70%         1.70%         2.45%         2.45%         2.45%         2.45%
Ratio of expenses to average
 net assets after waivers,
 reimbursements and fees paid
 indirectly (a) ........................       1.69%         1.57%         2.44%         2.32%         2.44%         2.32%
Ratio of expenses to average
 net assets before waivers,
 reimbursements and fees paid
 indirectly (a) ........................       5.50%         5.86%         6.25%         6.61%         6.25%         6.61%
Ratio of net investment loss
 to average net assets after
 waivers and reimbursements
 (a) ...................................      (0.33)%       (0.48)%       (1.08)%       (1.23)%       (1.08)%       (1.23)%
Ratio of net investment loss
 to average net assets after
 waivers, reimbursements and
 fees paid indirectly (a) ..............      (0.32)%       (0.35)%       (1.07)%       (1.10)%       (1.07)%       (1.10)%
Ratio of net investment loss
 to average net assets before
 waivers, reimbursements and
 fees paid indirectly (a) ..............      (4.13)%       (4.64)%       (4.88)%       (5.39)%       (4.88)%       (5.39)%
Portfolio turnover rate ................         32%          112%           32%          112%           32%          112%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
  investment loss ......................     $ 0.14       $  0.28        $ 0.14       $  0.29        $ 0.14       $  0.29

                                                     CLASS Z
                                            ---------------------------
                                            SIX MONTHS
                                               ENDED      DECEMBER 31,
                                             APRIL 30,      2001* TO
                                               2003        OCTOBER 31,
                                            (UNAUDITED)      2002(C)
                                            -----------  --------------

Net asset value, beginning of
 period. ...............................     $ 7.21        $ 10.00
                                             ------        -------
 INCOME FROM INVESTMENT
  OPERATIONS:

  Net investment loss ..................        --#          (0.02)
  Net realized and unrealized gain
   (loss) on investments ...............       0.51          (2.77)
                                             ------        -------
  Total from investment
   operations ..........................       0.51          (2.79)
                                             ------        -------

  LESS DISTRIBUTIONS:
  Dividends from net
   investment income ...................      (0.07)            --
                                             ------        -------

 Net asset value, end of ...............     $ 7.65        $  7.21
  period                                     ======        =======

Total return (b)+ ......................       7.16%        (27.90)%
                                             ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ...............................     $5,496        $ 5,167
Ratio of expenses to average
 net assets after waivers and ..........       1.45%          1.45%
 reimbursements (a)
Ratio of expenses to average
 net assets after waivers,
 reimbursements and fees paid ..........       1.44%          1.32%
 indirectly (a)
Ratio of expenses to average
 net assets before waivers,
 reimbursements and fees paid
 indirectly (a) ........................       5.25%          5.61%
Ratio of net investment loss
 to average net assets after
 waivers and reimbursements
 (a) ...................................      (0.08)%        (0.23)%
Ratio of net investment loss
 to average net assets after
 waivers, reimbursements and
 fees paid indirectly (a) ..............      (0.07)%        (0.10)%
Ratio of net investment loss
 to average net assets before
 waivers, reimbursements and
 fees paid indirectly (a) ..............      (3.88)%        (4.39)%
Portfolio turnover rate ................         32%           112%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
  investment loss ......................     $ 0.14         $ 0.30

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS -- (Continued)

                                        CLASS A                    CLASS B                   CLASS C                   CLASS Z
                                 ------------------------- ------------------------ ------------------------ ----------------------
                                 SIX MONTHS               SIX MONTHS               SIX MONTHS               SIX MONTHS
                                    ENDED    DECEMBER 31,    ENDED    DECEMBER 31,    ENDED    DECEMBER 31,    ENDED    DECEMBER 31,
                                  APRIL 30,    2001* TO    APRIL 30,    2001* TO    APRIL 30,    2001* TO    APRIL 30,  2001* T0
                                    2003      OCTOBER 31,    2003      OCTOBER 31,     2003     OCTOBER 31,     2003     OCTOBER 31,
                                 (UNAUDITED)    2002(C)   (UNAUDITED)    2002(C)   (UNAUDITED)    2002(C)   (UNAUDITED)  2002(C)
                                 ----------- -----------  ----------- ------------ ----------- ------------ ----------- -----------
Net asset value, beginning
 of period.......................  $   7.91    $   10.00     $  7.86    $   10.00   $    7.87   $   10.00     $   7.93   $   10.00
                                   --------    ---------     -------    ---------   ---------   ---------     --------   ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss).........................      0.02         0.03       (0.01)       (0.03)      (0.01)      (0.03)        0.03        0.05
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions...................      0.10        (2.12)       0.11        (2.11)       0.11       (2.10)        0.11       (2.12)
                                   --------    ---------     -------    ---------   ---------   ---------     --------   ---------
 Total from investment
  operations.....................      0.12        (2.09)       0.10        (2.14)       0.10       (2.13)        0.14       (2.07)
                                   --------    ---------     -------    ---------   ---------   ---------     --------   ---------

 LESS DISTRIBUTIONS:
 Dividends from net
  investment income..............     (0.10)          --       (0.04)          --       (0.04)         --        (0.12)         --
                                   --------    ---------     -------    ---------   ---------   ---------    ---------   ---------
Net asset value, end of
  period.........................  $   7.93    $    7.91     $  7.92    $    7.86   $    7.93   $    7.87     $   7.95   $    7.93
                                   ========    =========     =======    =========   =========   =========     ========   =========
Total return (b)+................      1.48%      (20.90)%      1.23%      (21.40)%      1.23%     (21.30)%       1.73%     (20.70)%
                                   ========    =========     =======    =========   =========   =========     ========   =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's)........................  $  1,541    $   1,059     $ 1,986    $   1,814   $     228   $     213     $  4,976   $   5,055
Ratio of expenses to average
  net assets after waivers and
  reimbursements (a).............      1.90%        1.90%       2.65%        2.65%       2.65%       2.65%        1.65%       1.65%
Ratio of expenses to average
  net assets after waivers,
  reimbursements and fees
  paid indirectly (a)............      1.90%        1.86%       2.65%        2.61%       2.65%       2.61%        1.65%       1.61%
Ratio of expenses to average
  net assets before waivers,
  reimbursements and fees
  paid indirectly (a)............      7.07%        7.65%       7.82%        8.40%       7.82%       8.40%        6.82%       7.40%
Ratio of net investment
  income (loss) to average net
  assets after waivers and
  reimbursements (a).............      0.49%        0.39%      (0.26)%      (0.36)%     (0.26)%     (0.36)%       0.74%       0.64%
Ratio of net investment
  income (loss) to average net
  assets after waivers,
  reimbursements and fees
  paid indirectly (a)............      0.49%        0.43%      (0.26)%      (0.32)%     (0.26)%     (0.32)%       0.74%       0.68%
Ratio of net investment loss
  to average net assets before
  waivers, reimbursements
  and fees paid indirectly (a)...     (4.68)%      (5.37)%     (5.43)%      (6.12)%     (5.43)%     (6.12)%      (4.43)%     (5.12)%
Portfolio turnover rate..........        23%          27%         23%          27%         23%         27%          23%         27%
Effect of voluntary expense
  limitation during the period:
  Per share benefit to net
   investment income (loss)......  $   0.20    $    0.43     $  0.20    $    0.43   $    0.20   $    0.44     $   0.20   $    0.44

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND(c)
FINANCIAL HIGHLIGHTS -- (Continued)

                                        CLASS A                    CLASS B                   CLASS C                   CLASS Z
                                 ------------------------- ------------------------ ------------------------ ----------------------
                                 SIX MONTHS               SIX MONTHS               SIX MONTHS               SIX MONTHS
                                    ENDED    DECEMBER 31,    ENDED    DECEMBER 31,    ENDED    DECEMBER 31,    ENDED    DECEMBER 31,
                                  APRIL 30,    2001* TO    APRIL 30,    2001* TO    APRIL 30,    2001* TO    APRIL 30,  2001* T0
                                    2003      OCTOBER 31,    2003      OCTOBER 31,    2003      OCTOBER 31,    2003      OCTOBER 31,
                                 (UNAUDITED)    2002(C)   (UNAUDITED)    2002(C)   (UNAUDITED)    2002(C)   (UNAUDITED)  2002(C)
                                 ----------- -----------  ----------- ------------ ----------- ------------ ----------- ----------
Net asset value, beginning
 of period....................... $   5.77     $   10.00    $     5.74   $  10.00    $     5.74   $   10.00   $  5.78     $ 10.00
                                  --------     ---------    ----------   --------    ----------   ---------   -------     -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment loss ............    (0.05)        (0.10)        (0.07)     (0.14)        (0.07)      (0.14)    (0.04)      (0.09)
 Net realized and unrealized
  gain (loss) on investments ....     0.66         (4.13)         0.65      (4.12)         0.65       (4.12)     0.65       (4.13)
                                  --------     ---------    ----------   --------    ----------   ---------   -------     -------
 Total from investment
  operations ....................     0.61         (4.23)         0.58      (4.26)         0.58       (4.26)     0.61       (4.22)
                                  --------     ---------    ----------   --------    ----------   ---------   -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income..............    (0.02)           --         (0.01)        --         (0.01)         --     (0.03)         --
                                  --------     ---------    ----------   --------    ----------   ---------   -------     -------
Net asset value, end of period... $   6.36     $    5.77    $     6.31   $   5.74    $     6.31   $    5.74   $  6.36     $  5.78
                                  ========     =========    ==========   ========    ==========   =========   =======     =======
Total return (b)+ ...............    10.56%       (42.30)%       10.03%    (42.60)%       10.03%     (42.60)%   10.65%     (42.20)%
                                  ========     =========    ==========   ========    ==========   =========   =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's) ................ $    244     $     219    $      749   $    429    $       42   $      41   $ 4,095     $ 3,494
Ratio of expenses to average net
  assets after waivers and
  reimbursements (a).............     1.95%         1.95%         2.70%      2.70%        2.70%        2.70%     1.70%       1.70%
Ratio of expenses to
  average net assets after
  waivers, reimbursements and
  fees paid indirectly (a).......     1.91%         1.92%         2.66%      2.67%         2.66%       2.67%     1.66%       1.67%
Ratio of expenses to average
  net assets before waivers,
  reimbursements and
  fees paid indirectly (a).......     9.74%         9.38%        10.49%     10.13%        10.49%      10.13%     9.49%       9.13%
Ratio of net investment loss to
  average net assets after
  waivers and reimbursements
  (a)............................    (1.59)%       (1.69)%       (2.34)%    (2.44)%       (2.34)%     (2.44)%   (1.34)%     (1.44)%
Ratio of net
  investment loss to average net
  assets after waivers,
  reimbursements and fees
  paid indirectly (a)............    (1.55)%       (1.66)%       (2.30)%    (2.41)%       (2.30)%     (2.41)%   (1.30)%     (1.41)%
Ratio of net investment loss to
  average net assets before
  waivers, reimbursements and
  fees paid indirectly (a).......    (9.38)%       (9.12)%      (10.13)%    (9.87)%      (10.13)%     (9.87)%   (9.13)%     (8.87)%
Portfolio turnover rate..........       69%          154%           69%       154%           69%        154%       69%        154%
Effect of voluntary expense
  limitation during the period:
  Per share benefit to net
   investment loss............... $   0.23     $    0.44    $     0.23   $   0.43    $     0.23   $    0.46   $  0.23     $  0.47

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND(c)
FINANCIAL HIGHLIGHTS -- (Continued)

                                                 CLASS A                    CLASS B                   CLASS C
                                        -------------------------  -------------------------  ------------------------
                                        SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                           ENDED     DECEMBER 31,     ENDED     DECEMBER 31,     ENDED    DECEMBER 31,
                                         APRIL 30,     2001* TO     APRIL 30,     2001* TO    APRIL 30,     2001* TO
                                           2003      OCTOBER 31,      2003      OCTOBER 31,      2003      OCTOBER 31,
                                        (UNAUDITED)      2002      (UNAUDITED)      2002      UNAUDITED)      2002
                                        -----------  ------------  -----------  ------------  ----------  ------------
Net asset value, beginning of
 period ............................     $ 8.07       $ 10.00       $ 8.02       $ 10.00      $ 8.03       $ 10.00
                                         ------       -------       ------       -------      ------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment loss ...............      (0.03)        (0.08)       (0.06)        (0.14)      (0.06)        (0.14)
 Net realized and unrealized
  gain (loss) on investments .......       0.20         (1.85)        0.21         (1.84)       0.20         (1.83)
                                         ------       -------       ------       -------      ------       -------
 Total from investment
  operations .......................       0.17         (1.93)        0.15         (1.98)       0.14         (1.97)
                                         ------       -------       ------       -------      ------       -------
LESS DISTRIBUTIONS:
Dividends from net investment
 income.............................      (0.04)           --        (0.01)           --       (0.01)           --
                                         ------       -------       ------       -------      ------       -------
Net asset value, end of period .....     $ 8.20       $  8.07       $ 8.16       $  8.02      $ 8.16       $  8.03
                                         ======       =======       ======       =======      ======       =======
Total return (b)+ ..................       2.09%       (19.30)%       1.68%       (19.70)%      1.68%       (19.70)%
                                         ======       =======       ======       =======      ======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ...........................     $  636       $   561       $  942       $   932      $  157       $   157
Ratio of expenses to average
 net assets after waivers and
 reimbursements (a) ................       1.95%         1.95%        2.70%         2.70%       2.70%         2.70%
Ratio of expenses to average
 net assets after waivers,
 reimbursements and fees paid
 indirectly (a) ....................       1.94%         1.93%        2.69%         2.68%       2.69%         2.68%
Ratio of expenses to average
 net assets before waivers,
 reimbursements and fees paid
 indirectly (a) ....................       7.60%         7.83%        8.35%         8.58%       8.35%         8.58%
Ratio of net investment loss
 to average net assets after
 waivers and reimbursements
 (a) ...............................      (0.80)%       (1.15)%      (1.55)%       (1.90)%     (1.55)%       (1.90)%
Ratio of net investment loss
 to average net assets after
 waivers, reimbursements and
 fees paid indirectly (a) ..........      (0.79)%       (1.13)%      (1.54)%       (1.88)%     (1.54)%       (1.88)%
Ratio of net investment loss
 to average net assets before
 waivers, reimbursements and
 fees paid indirectly (a) ..........      (6.45)%       (7.03)%      (7.20)%       (7.78)%     (7.20)%       (7.78)%
Portfolio turnover rate ............         45%          102%          45%          102%         45%          102%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
  investment loss ..................     $ 0.22       $  0.42       $ 0.22       $  0.42      $ 0.22       $  0.43

                                                 CLASS Z
                                        --------------------------
                                        SIX MONTHS
                                           ENDED      DECEMBER 31,
                                         APRIL 30,      2001* TO
                                            2003       OCTOBER 31,
                                        (UNAUDITED)       2002
                                        -----------  -------------
Net asset value, beginning of
 period. ...........................     $ 8.09        $ 10.00
                                         ------        -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment loss ...............      (0.02)         (0.07)
 Net realized and unrealized
  gain (loss) on investments .......       0.20          (1.84)
                                         ------        -------
 Total from investment
  operations .......................       0.18          (1.91)
                                         ------        -------
LESS DISTRIBUTIONS:
Dividends from net investment
 income ............................      (0.06)            --
                                         ------        -------
Net asset value, endof period ......     $ 8.21        $  8.09
                                         ======        =======
Total return (b)+ ..................       2.22%        (19.10)%
                                         ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ...........................     $4,945        $ 4,884
Ratio of expenses to average
 net assets after waivers and
 reimbursements (a) ................       1.70%          1.70%
Ratio of expenses to average
 net assets after waivers,
 reimbursements and fees paid
 indirectly (a) ....................       1.69%          1.68%
Ratio of expenses to average
 net assets before waivers,
 reimbursements and fees paid
 indirectly (a) ....................       7.35%          7.58%
Ratio of net investment loss
 to average net assets after
 waivers and reimbursements
 (a) ...............................      (0.55)%        (0.90)%
Ratio of net investment loss
 to average net assets after
 waivers, reimbursements and
 fees paid indirectly (a) ..........      (0.54)%        (0.88)%
Ratio of net investment loss
 to average net assets before
 waivers, reimbursements and
 fees paid indirectly (a) ..........      (6.20)%        (6.78)%
Portfolio turnover rate ............         45%           102%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
  investment loss ..................     $ 0.22        $  0.44

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
FINANCIAL HIGHLIGHTS -- (Continued)

                                         CLASS A                    CLASS B                   CLASS C                 CLASS Z
                                 ------------------------ ------------------------- ------------------------ -----------------------
                                 SIX MONTHS                SIX MONTHS               SIX MONTHS               SIX MONTHS
                                    ENDED    DECEMBER 31,     ENDED    DECEMBER 31,    ENDED    DECEMBER 31,    ENDED    DECEMBER 31
                                  APRIL 30,    2001* TO     APRIL 30,    2001* TO    APRIL 30,    2001* TO    APRIL 30,    2001* TO
                                    2003      OCTOBER 31,     2003      OCTOBER 31,    2003      OCTOBER 31,    2003      OCTOBER 31
                                 (UNAUDITED)    2002(C)    (UNAUDITED)    2002(C)   (UNAUDITED)    2002(C)   (UNAUDITED)    2002(C)
                                 ----------- ------------  ----------- ------------ ----------- ------------ ----------- -----------
Net asset value,
 beginning of
 period ......................      $10.22      $10.00       $ 10.20      $ 10.00      $10.19      $10.00      $ 10.22      $ 10.00
                                    ------      ------       -------      -------      ------      ------      -------      -------
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income .......        0.15        0.31          0.11         0.26        0.11        0.25         0.16         0.33
 Net realized and unrealized
   gain on investments and
   foreign currency
   transactions ..............        0.37        0.19          0.36         0.18        0.37        0.18         0.37         0.19
                                    ------      ------       -------      -------      ------      ------      -------      -------
 Total from investment
  operations .................        0.52        0.50          0.47         0.44        0.48        0.43         0.53         0.52
                                    ------      ------       -------      -------      ------      ------      -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
   investment income .........       (0.19)      (0.28)        (0.15)       (0.24)      (0.15)      (0.24)       (0.20)       (0.30)
 Distributions from realized
   gains .....................       (0.24)         --         (0.24)          --       (0.24)         --        (0.24)          --
                                    ------      ------       -------      -------      ------      ------      -------      -------
 Total dividends and
   distributions .............       (0.43)      (0.28)        (0.39)       (0.24)      (0.39)      (0.24)       (0.44)       (0.30)
                                    ------      ------       -------      -------      ------      ------      -------      -------
Net asset value, end of
   period ....................      $10.31      $10.22       $ 10.28      $ 10.20      $10.28      $10.19      $ 10.31      $ 10.22
                                    ======      ======       =======      =======      ======      ======      =======      =======
Total return (b)+ ............        5.15%       5.08%         4.66%        4.42%       4.76%       4.38%        5.28%        5.23%
                                    ======      ======       =======      =======      ======      ======      =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .....................      $5,177      $4,837       $10,602      $ 8,989      $1,952      $1,960      $32,556      $28,552
Ratio of expenses to average
 net assets after waivers and
 reimbursements (a) ..........        1.05%       1.05%         1.80%        1.80%       1.80%       1.80%        0.80%        0.80%
Ratio of expenses to average
 net assets before waivers and
 reimbursements (a) ..........        2.17%       2.58%         2.92%        3.33%       2.92%       3.33%        1.92%        2.33%
Ratio of net investment
 income to average net assets
 after waivers and
 reimbursements (a) ..........        2.90%       3.69%         2.15%        2.94%       2.15%       2.94%        3.15%        3.94%
Ratio of net investment
 income to average net
 assets before waivers and
 reimbursements (a) ..........        1.78%       2.16%         1.03%        1.41%       1.03%      1.41%         2.03%        2.41%
Portfolio turnover rate ......         244%        422%          244%         422%        244%       422%          244%         422%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
   investment income .........      $ 0.06      $ 0.13       $  0.06      $  0.13      $ 0.06     $ 0.13       $  0.06      $  0.13

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- (Concluded)

                                                          CLASS A                      CLASS B                      CLASS C
                                                 -------------------------    -------------------------    -------------------------
                                                 SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                                    ENDED     DECEMBER 31,       ENDED     DECEMBER 31,       ENDED     DECEMBER 31,
                                                  APRIL 30,     2001* TO       APRIL 30,     2001* TO       APRIL 30,     2001* TO
                                                    2003      OCTOBER 31,        2003      OCTOBER 31,        2003      OCTOBER 31,
                                                 (UNAUDITED)    2002(C)       (UNAUDITED)    2002(C)       (UNAUDITED)    2002(C)
                                                 -----------  ------------    -----------  ------------    -----------  ------------
Net asset value, beginning of period ........       $ 1.00        $ 1.00         $ 1.00        $ 1.00         $ 1.00        $ 1.00
                                                    ------        ------         ------        ------         ------        ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................         0.01          0.01             --#           --#            --#           --#
                                                    ------        ------         ------        ------         ------        ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .......        (0.01)        (0.01)            --#           --#            --#           --#
                                                    ------        ------         ------        ------         ------        ------
Net asset value, end of period ..............       $ 1.00        $ 1.00         $ 1.00        $ 1.00         $ 1.00        $ 1.00
                                                    ======        ======         ======        ======         ======        ======
Total return (b)+ ...........................         0.49%         0.82%          0.12%         0.20%          0.12%         0.20%
                                                    ======        ======         ======        ======         ======        ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........       $  209        $  385         $  842        $  531         $  302        $  499
Ratio of expenses to average net assets
 after waivers and reimbursements (a) .......         0.95%         0.75%          1.70%         1.50%          1.70%         1.50%
Ratio of expenses to average net assets
 before waivers and reimbursements (a) ......         3.17%         3.82%          3.92%         4.57%          3.92%         4.57%
Ratio of net investment income to average
 net assets after waivers and
 reimbursements (a) .........................         1.00%         1.00%          0.25%         0.25%          0.25%         0.25%
Ratio of net investment loss to average
 net assets before waivers and
 reimbursements (a) .........................        (1.22)%       (2.07)%        (1.97)%       (2.82)%        (1.97)%       (2.82)%
Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment
  income ....................................       $ 0.01        $ 0.03         $ 0.01        $ 0.03         $ 0.01        $ 0.03

                                                          CLASS Z
                                                 -------------------------
                                                 SIX MONTHS
                                                    ENDED     DECEMBER 31,
                                                  APRIL 30,     2001* TO
                                                    2003      OCTOBER 31,
                                                 (UNAUDITED)    2002(C)
                                                 -----------  ------------
Net asset value, beginning of period ........       $ 1.00        $ 1.00
                                                    ------        ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................         0.01          0.01
                                                    ------        ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .......        (0.01)        (0.01)
                                                    ------        ------
Net asset value, end of period ..............       $ 1.00        $ 1.00
                                                    ======        ======
Total return (b)+ ...........................         0.61%         1.03%
                                                    ======        ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........       $9,912        $9,860
Ratio of expenses to average net assets
 after waivers and reimbursements (a) .......         0.70%         0.50%
Ratio of expenses to average net assets
 before waivers and reimbursements (a) ......         2.92%         3.57%
Ratio of net investment income to average
 net assets after waivers and
 reimbursements (a) .........................         1.25%         1.25%
Ratio of net investment loss to average
 net assets before waivers and
 reimbursements (a) .........................        (0.97)%       (1.82)%
Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment
  income ....................................       $ 0.01        $ 0.03

___________
*   Commencement of operations.
#   Per share amount is less than $0.01.
+ The total returns for Class A, Class B and Class C do not include sales charges.
(a) Annualized.
(b) Total return is not annualized.
(c) Net investment income and capital changes are based on monthly average shares outstanding.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

Note 1 Organization and Significant Accounting Policies

  AXA Premier Funds Trust (the "Trust") was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with eight diversified Funds and two non-diversified Funds (each a "Fund"). The non-diversified Funds are: AXA Premier Technology Fund and AXA Premier Health Care Fund. The investment manager to each Fund is The Equitable Life Assurance Society of the United States ("Equitable" or the "Manager"). The day-to-day portfolio management of each Fund is provided by one or more investment sub-advisers (each an "Adviser"). Prior to December 31, 2001, the Trust had no operations other than organizational activities. During that time, the Manager purchased 250 shares (with a value of $2,500) of each class of shares offered by each fund, except AXA Premier Money Market Fund, in which it purchased 2,500 shares (at a value of $2,500), in connection with which the Manager waived the initial organizational costs of each Fund.

  All of the Funds (except AXA Premier Money Market Fund) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund's assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

  Each Fund has four classes of shares outstanding: Class A, Class B, Class C and Class Z. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust's multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

  The investment objectives of each Fund are as follows:

  AXA Premier Large Cap Growth Fund (advised by Alliance Capital Management, L.P. ("Alliance") (an affiliate of Equitable), Dresdner RCM Global Investors LLC ("Dresdner") and TCW Investment Management Company ("TCW")) -- Seeks to achieve long-term growth of capital.

  AXA Premier Large Cap Core Equity Fund (advised by Alliance (Bernstein Unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) -- Seeks to achieve long-term growth of capital.

  AXA Premier Large Cap Value Fund (advised by Alliance, Institutional Capital Corporation and MFS Investment Management) -- Seeks to achieve long-term growth of capital.

  AXA Premier Small/Mid Cap Growth Fund (advised by Alliance, Provident Investment Counsel, Inc. and RS Investment Management, L.P.) -- Seeks to achieve long-term growth of capital.

  AXA Premier Small/Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), Wellington Management Company, LLP ("Wellington") and TCW) -- Seeks to achieve long-term growth of capital.

  AXA Premier International Equity Fund (advised by Alliance (Bernstein Unit), Bank of Ireland Asset Management (U.S.) Limited and OppenheimerFunds, Inc.) -- Seeks to achieve long-term growth of capital.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2003 (Unaudited)

  AXA Premier Technology Fund (advised by Alliance, Dresdner and Firsthand Capital Management, Inc.) -- Seeks to achieve long-term growth of capital.

  AXA Premier Health Care Fund (advised by A I M Capital Management, Inc., Dresdner and Wellington) -- Seeks to achieve long-term growth of capital.

  AXA Premier Core Bond Fund (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) -- Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

  AXA Premier Money Market Fund (advised by Alliance) -- Seeks to achieve a high level of current income that is consistent with maintaining liquidity and preserving capital.

  The following is a summary of the significant accounting policies of the
Trust:

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

  Stocks listed on national securities exchanges or included on the NASDAQ stock market are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

  Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

  Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

  Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

  Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

  Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

  U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

  Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

  Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2003 (Unaudited)

representative quoted prices. The AXA Premier Money Market Fund values all short-term debt securities at amortized cost.

  Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

  Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

  Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Trustees.

  Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset values for each applicable Fund when the Trust's Manager deems that the particular event or circumstance would materially affect such Fund's net asset value.

  Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

  Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

  Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

  All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

  The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

  (i) market value of investment securities, other assets and liabilities - at the valuation date.

  (ii) purchases and sales of investment securities, income and expenses - at the date of such transactions.

  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

  Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of amounts actually received or paid.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2003 (Unaudited)

Taxes:

  The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

Organizational Expense:

  Offering costs, in the form of registration fees, were capitalized and were amortized over the twelve months ending December 31, 2002.

Fees Paid Indirectly:

  For all Funds, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. For the six months ended April 30, 2003, several Funds reduced expenses under these arrangements as follows:

FUND                                                                          AMOUNT
----                                                                          ------
AXA Premier Large Cap Growth Fund ........................................    $1,663
AXA Premier Large Cap Core Equity Fund ...................................       309
AXA Premier Large Cap Value Fund .........................................     6,052
AXA Premier Small/Mid Cap Growth Fund ....................................       403
AXA Premier Small/Mid Cap Value Fund .....................................       704
AXA Premier Technology Fund ..............................................       857
AXA Premier Health Care Fund .............................................       459


Securities Lending:

  For all Funds, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank ("JPMorgan"), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral and retains a portion of the interest earned. For the six months ended April 30, 2003, the Funds did not lend any securities.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2003 (Unaudited)

Repurchase Agreements:

  Certain Funds may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

  Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box

  Certain Funds may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2003 (Unaudited)

  Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

  The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds' securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

  Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund's other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

  Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market." The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities ("transaction hedging") and to protect the value of specific Fund positions ("position hedging"). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2003 (Unaudited)

Swaps:

  Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions

  Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund will invest the proceeds of the sale in additional instruments, the income from which, together with any additional fee income received for the dollar roll, may generate income for the Fund exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

Market and Credit Risk:

  Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

  The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable. The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Fund's assets; (ii) select and contract with Advisers to manage the investment operations and composition of each and every Fund; (iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended April 30, 2003, for its services under the Management Agreement, the Manager was entitled to

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2003 (Unaudited)

receive an annual fee as a percentage of average daily net assets, for each of the following Funds, calculated daily and payable monthly as follows:

FUND                                                                              MANAGEMENT FEE
----                                                                              --------------
AXA Premier Large Cap Growth Fund .....................................   1.00% of average daily net assets
AXA Premier Large Cap Core Equity Fund ................................   1.00% of average daily net assets
AXA Premier Large Cap Value Fund ......................................   1.00% of average daily net assets
AXA Premier Small/Mid Cap Growth Fund .................................   1.20% of average daily net assets
AXA Premier Small/Mid Cap Value Fund ..................................   1.20% of average daily net assets
AXA Premier International Equity Fund .................................   1.15% of average daily net assets
AXA Premier Technology Fund ...........................................   1.30% of average daily net assets
AXA Premier Health Care Fund ..........................................   1.30% of average daily net assets
AXA Premier Core Bond Fund ............................................   0.70% of average daily net assets
AXA Premier Money Market Fund .........................................   0.50% of average daily net assets


  On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisers of each Fund.

Note 3 Administrative Fees

  Pursuant to an administrative agreement ("Mutual Funds Services Agreement"), Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15% of the Trust's total average net assets plus $35,000 per fund and, for funds with more than one sub-adviser, an additional $35,000 per portion of the Fund allocated to a separate sub-adviser.

  Pursuant to a sub-administration arrangement, Equitable relies on J.P. Morgan Investors Services Co. ("Sub-administrator") to provide the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custody Fees

  JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

  The Trust has a Distribution Agreement with AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (each referred to as a "Distributor") pursuant to which AXA Advisors and AXA Distributors serve as the distributors for each class of the Trust's shares. AXA Advisors and AXA Distributors are each an indirect wholly-owned subsidiary of Equitable. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act separate plans of distribution pertaining to the Class A, Class B, and Class C shares of the Trust. The Trust's Class A, Class B and Class

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2003 (Unaudited)

C shares each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, the Trust's Class B shares and Class C shares pay an annual distribution fee of 0.75% of their average daily net assets. There is no distribution plan with respect to Class Z shares and the Funds pay no service or distribution fees with respect to those shares.

  The Distributors receive sales charges on each Fund's Class A and Class C shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund's Class B and Class C shares. The Distributors have advised the Funds that for the six months ended April 30, 2003, the proceeds retained from sales and redemptions are as follows:

                                                    CLASS A           CLASS B                     CLASS C
                                                  ------------  -------------------  ----------------------------------
                                                               CONTINGENT DEFERRED                  CONTINGENT DEFERRED
                                                  SALES CHARGE     SALES CHARGE      SALES CHARGE       SALES CHARGE
                                                  ------------  -------------------  ------------   -------------------
AXA Premier Large Cap Growth Fund .............     $ 9,445           $ 5,565             $  373            $  673
AXA Premier Large Cap Core Equity Fund ........       9,023             2,478                197               194
AXA Premier Large Cap Value Fund ..............      12,465             2,513                211               263
AXA Premier Small/Mid Cap Growth Fund .........      10,564             5,139                 80             2,185
AXA Premier Small/Mid Cap Value Fund ..........      15,079             6,536                143             2,146
AXA Premier International Equity Fund .........       7,412             2,467                173                48
AXA Premier Technology Fund ...................         573               286                255               249
AXA Premier Health Care Fund ..................       2,565             1,887                624               601
AXA Premier Core Bond Fund ....................      17,873            11,221              1,495             2,240
AXA Premier Money Market Fund .................          --               131                 --             1,849

  Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Trust's Distributors and do not represent expenses of the Funds.

Note 6 Expense Limitation

  Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Fund through February 29, 2004 ("Expense Reimbursement Agreement"). Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Funds' expense ratio and such reimbursements do not exceed the Fund's expense ratio cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The expenses for each Fund are limited to the following based on annual average daily net assets:

                                                                                CLASS A  CLASS B  CLASS C  CLASS Z
                                                                                -------  -------  -------  -------
AXA Premier Large Cap Growth Fund ...........................................    1.45%    2.20%    2.20%     1.20%
AXA Premier Large Cap Core Equity Fund ......................................    1.45%    2.20%    2.20%     1.20%
AXA Premier Large Cap Value Fund ............................................    1.45%    2.20%    2.20%     1.20%
AXA Premier Small/Mid Cap Growth Fund .......................................    1.70%    2.45%    2.45%     1.45%
AXA Premier Small/Mid Cap Value Fund ........................................    1.70%    2.45%    2.45%     1.45%
AXA Premier International Equity Fund .......................................    1.90%    2.65%    2.65%     1.65%
AXA Premier Technology Fund .................................................    1.95%    2.70%    2.70%     1.70%
AXA Premier Health Care Fund ................................................    1.95%    2.70%    2.70%     1.70%
AXA Premier Core Bond Fund ..................................................    1.05%    1.80%    1.80%     0.80%
AXA Premier Money Market Fund ...............................................    0.95%    1.70%    1.70%     0.70%

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2003 (Unaudited)

     During the six months ended April 30, 2003, the Manager received no reimbursement. At April 30, 2003, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

                                                               AMOUNT ELIGIBLE     TOTAL ELIGIBLE
                                                                   THROUGH              FOR
                                                              ------------------
                                                                2005      2006     REIMBURSEMENT
                                                              --------  --------   --------------
AXA Premier Large Cap Growth Fund .........................   $418,813  $189,970      $608,783
AXA Premier Large Cap Core Equity Fund ....................    411,849   187,674       599,523
AXA Premier Large Cap Value Fund ..........................    427,436   195,759       623,195
AXA Premier Small/Mid Cap Growth Fund .....................    444,957   201,379       646,336
AXA Premier Small/Mid Cap Value Fund ......................    435,101   196,936       632,037
AXA Premier International Equity Fund .....................    460,322   209,086       669,408
AXA Premier Technology Fund ...............................    402,821   176,023       578,844
AXA Premier Health Care Fund ..............................    395,431   181,054       576,485
AXA Premier Core Bond Fund ................................    549,471   259,051       808,522
AXA Premier Money Market Fund .............................    310,244   123,382       433,626

Note 7 Trustees Deferred Compensation Plan

     A deferred compensation plan (the "Plan") for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At April 30, 2003, the total amount deferred by the Trustees participating in the Plan was $68,511.

Note 8 Capital Share Transactions

     Capital share transactions during the six months ended April 30, 2003 and the period from December 31, 2001* to October 31, 2002 were as follows:

                                 CLASS A                     CLASS B                     CLASS C                  CLASS D
                        ------------------------    ------------------------    ------------------------   ------------------------
                        SIX MONTHS                  SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                          ENDED      DECEMBER 31,     ENDED      DECEMBER 31,     ENDED      DECEMBER 31,     ENDED     DECEMBER 31,
                         APRIL 30,    2001* TO       APRIL 30,     2001* TO      APRIL 30,    2001* TO       APRIL 30,    2001* TO
                           2003      OCTOBER 31,       2003      OCTOBER 31,      2003       OCTOBER 31,      2003      OCTOBER 31,
                        (UNAUDITED)     2002        (UNAUDITED)      2002      (UNAUDITED)      2002       (UNAUDITED)      2002
                        -----------  -----------    -----------  -----------    -----------  -----------   -----------  -----------
AXA PREMIER LARGE CAP GROWTH FUND
Amount Sold ..........   $  321,050   $2,089,091    $   366,742   $2,410,921    $    19,757   $  367,814   $   351,271   $7,056,305
Amount Reinvested ....        8,859           --          1,110           --            132           --         3,341           --
Amount Redeemed ......     (115,687)    (218,695)      (132,448)    (180,256)       (19,826)     (42,867)      (77,686)    (502,450)
                         ----------   ----------    -----------   ----------    -----------   ----------   -----------   ----------
Net Change ...........   $  214,222   $1,870,396    $   235,404   $2,230,665    $        63   $  324,947   $   276,926   $6,553,855
                         ==========   ==========    ===========   ==========    ===========   ==========   ===========   ==========
Shares Sold ..........       46,486      231,230         52,968      272,242          2,945       40,572        48,660      711,486
Shares Reinvested ....        1,287           --            162           --             19           --           486           --
Shares Redeemed ......      (16,940)     (28,689)       (18,931)     (25,121)        (2,782)      (6,138)      (11,148)     (64,759)

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2003 (Unaudited)

                                 CLASS A                     CLASS B                     CLASS C                  CLASS D
                        ------------------------    ------------------------    ------------------------   ------------------------
                        SIX MONTHS                  SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                          ENDED      DECEMBER 31,     ENDED      DECEMBER 31,     ENDED      DECEMBER 31,     ENDED     DECEMBER 31,
                         APRIL 30,    2001* TO       APRIL 30,     2001* TO      APRIL 30,    2001* TO       APRIL 30,    2001* TO
                           2003      OCTOBER 31,       2003      OCTOBER 31,      2003       OCTOBER 31,      2003      OCTOBER 31,
                        (UNAUDITED)     2002        (UNAUDITED)      2002      (UNAUDITED)      2002       (UNAUDITED)      2002
                        -----------  -----------    -----------  -----------    -----------  -----------   -----------  -----------
AXA PREMIER LARGE CAP CORE EQUITY FUND
Amount Sold ..........  $   336,796   $1,730,805    $   487,915   $2,697,240    $    36,556   $  455,075   $   797,249  $ 7,818,640
Amount Reinvested ....       16,045           --         11,242           --          1,711           --         9,492           --
Amount Redeemed ......     (108,885)    (149,586)      (189,601)    (185,353)       (67,871)     (78,248)     (120,824)    (898,698)
                        -----------   ----------    -----------   ----------    -----------   ----------   -----------  -----------
Net Change ...........  $   243,956   $1,581,219    $   309,556   $2,511,887    $   (29,604)  $  376,827   $   685,917  $ 6,919,942
                        ===========   ==========    ===========   ==========    ===========   ==========   ===========  ===========
Shares Sold ..........       44,330      189,955         64,586      283,811          4,738       47,957       108,330      785,720
Shares Reinvested ....        2,111           --          1,479           --            225           --         1,251           --
Shares Redeemed ......      (14,464)     (17,922)       (24,765)     (22,955)        (9,175)     (10,146)      (16,285)    (109,556)

AXA PREMIER LARGE CAP VALUE FUND
Amount Sold ..........  $   282,056   $1,826,585    $   332,108   $2,947,547    $    21,229   $  431,005   $   200,599  $ 6,940,436
Amount Reinvested ....       21,165           --         21,832           --          2,957           --        11,597           --
Amount Redeemed ......     (141,366)    (148,238)      (213,308)    (232,656)       (26,615)     (35,979)     (131,233)    (276,359)
                        -----------   ----------    -----------   ----------    -----------   ----------   -----------  -----------
Net Change ...........  $   161,855   $1,678,347    $   140,632   $2,714,891    $    (2,429)  $  395,026   $    80,963  $ 6,664,077
                        ===========   ==========    ===========   ==========    ===========   ==========   ===========  ===========
Shares Sold ..........       35,825      187,528         42,319      307,147          2,591       43,781        25,090      696,266
Shares Reinvested ....        2,672           --          2,753           --            373           --         1,463           --
Shares Redeemed ......      (18,266)     (17,098)       (27,187)     (28,781)        (3,268)      (4,449)      (16,853)     (33,546)

AXA PREMIER SMALL/MID CAP GROWTH FUND
Amount Sold ..........  $   272,014   $2,177,896    $   351,176   $3,245,206    $    17,582   $  660,776   $   264,805  $ 7,218,922
Amount Reinvested ....           --           --             --           --             --           --            --           --
Amount Redeemed ......     (106,131)    (148,990)      (150,381)    (219,422)      (228,113)     (37,366)     (116,978)    (527,249)
                        -----------   ----------    -----------   ----------    -----------   ----------   -----------  -----------
Net Change ...........  $   165,883   $2,028,906    $   200,795   $3,025,784    $  (210,531)  $  623,410   $   147,827  $ 6,691,673
                        ===========   ==========    ===========   ==========    ===========   ==========   ===========  ===========
Shares Sold ..........       44,802      250,098         58,292      374,203          2,739       84,649        43,449      733,811
Shares Reinvested ....           --           --             --           --             --           --            --           --
Shares Redeemed ......      (17,577)     (23,101)       (25,306)     (34,773)       (38,782)      (6,005)      (19,363)     (65,241)

AXA PREMIER SMALL/MID CAP VALUE FUND
Amount Sold ..........  $   525,682   $3,953,053    $   328,598   $3,723,303    $    14,487   $  739,894   $   333,166  $ 8,293,074
Amount Reinvested ....       14,296           --          1,557           --            343           --         9,206           --
Amount Redeemed ......   (1,061,908)    (281,591)      (184,846)    (378,139)      (215,166)     (61,240)     (329,009)  (1,007,571)
                        -----------   ----------    -----------   ----------    -----------   ----------   -----------  -----------
Net Change ...........  $  (521,930)  $3,671,462    $   145,309   $3,345,164    $  (200,336)  $  678,654   $    13,363  $ 7,285,503
                        ===========   ==========    ===========   ==========    ===========   ==========   ===========  ===========
Shares Sold ..........       73,027      438,431         44,867      391,711          1,956       84,642        45,961      840,480
Shares Reinvested ....        1,958           --            213           --             47           --         1,261           --
Shares Redeemed ......     (144,135)     (35,424)       (25,722)     (49,225)       (30,336)      (7,883)      (45,501)    (123,859)

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2003 (Unaudited)

                                          CLASS A                       CLASS B                  CLASS C
                                --------------------------   --------------------------   --------------------------
                                 SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                   ENDED      DECEMBER 31,      ENDED      DECEMBER 31,      ENDED      DECEMBER 31,
                                  APRIL 30,    2001* TO        APRIL 30,    2001* TO        APRIL 30,    2001* TO
                                    2003      OCTOBER 31,        2003      OCTOBER 31,        2003      OCTOBER 31,
                                (UNAUDITED)      2002        (UNAUDITED)      2002        (UNAUDITED)      2002
                                -----------   ------------   -----------   ------------   -----------   ------------
AXA PREMIER INTERNATIONAL EQUITY FUND
Amount Sold .................   $ 1,504,157   $ 2,229,383   $   303,782     $2,323,469    $    17,019    $  282,146
Amount Reinvested ...........        11,043            --         7,536             --            737            --
Amount Redeemed .............    (1,053,996)     (951,123)     (154,859)       (75,703)        (4,975)      (14,462)
                                -----------   -----------   -----------     ----------    -----------    ----------
Net Change ..................   $   461,204   $ 1,278,260   $   156,459     $2,247,766    $    12,781    $  267,684
                                ===========   ===========   ===========     ==========    ===========    ==========
Shares Sold .................       197,733       241,978        39,760        239,620          2,134        28,657
Shares Reinvested ...........         1,421            --           970             --             95            --
Shares Redeemed .............      (138,816)     (108,333)      (20,725)        (9,221)          (618)       (1,795)

AXA PREMIER TECHNOLOGY FUND
Amount Sold .................   $    21,200   $   393,029   $   315,559     $  681,124    $    25,250    $   72,963
Amount Reinvested ...........           561            --           391             --             30            --
Amount Redeemed .............       (20,243)      (19,674)      (52,706)       (39,168)       (24,931)       (4,984)
                                -----------   -----------   -----------     ----------    -----------    ----------
Net Change ..................   $     1,518   $   373,355   $   263,244     $  641,956    $       349    $   67,979
                                ===========   ===========   ===========     ==========    ===========    ==========
Shares Sold .................         3,619        41,114        52,849         80,837          4,180         7,463
Shares Reinvested ...........            96            --            68             --              5            --
Shares Redeemed .............        (3,379)       (3,402)       (8,923)        (6,352)        (4,556)         (648)

AXA PREMIER HEALTH CARE FUND
Amount Sold .................   $    88,923   $   675,342   $    54,520     $1,285,145    $    62,088    $  222,423
Amount Reinvested ...........         2,335            --           485             --             99            --
Amount Redeemed .............       (27,047)      (14,268)      (61,064)      (166,134)       (60,104)      (30,340)
                                -----------   -----------   -----------     ----------    -----------    ----------
Net Change ..................   $    64,211   $   661,074   $    (6,059)    $1,119,011    $     2,083    $  192,083
                                ===========   ===========   ===========     ==========    ===========    ==========
Shares Sold .................        11,313        70,969         7,006        136,401          7,704        23,019
Shares Reinvested ...........           296            --            62             --             13            --
Shares Redeemed .............        (3,497)       (1,727)       (7,780)       (20,469)        (8,002)       (3,769)

AXA PREMIER CORE BOND FUND
Amount Sold .................   $   635,887   $ 5,944,058   $ 1,981,496     $9,179,539    $   157,326    $2,866,340
Amount Reinvested ...........       181,753        90,236       291,518        102,228         59,670        25,185
Amount Redeemed .............      (523,463)   (1,269,123)     (759,749)      (408,357)      (243,045)     (939,956)
                                -----------   -----------   -----------     ----------    -----------    ----------
Net Change ..................   $   294,177   $ 4,765,171   $ 1,513,265     $8,873,410    $   (26,049)   $1,951,569
                                ===========   ===========   ===========     ==========    ===========    ==========
Shares Sold .................        62,207       589,671       194,575        911,876         15,551       283,828
Shares Reinvested ...........        18,007         8,937        28,964         10,156          5,930         2,500
Shares Redeemed .............       (51,278)     (125,623)      (74,289)       (40,624)       (23,937)      (94,188)

                                          CLASS Z
                                --------------------------
                                 SIX MONTHS
                                   ENDED      DECEMBER 31,
                                  APRIL 30,    2001* TO
                                    2003      OCTOBER 31,
                                (UNAUDITED)      2002
                                -----------   ------------
AXA PREMIER INTERNATIONAL EQUITY FUND
Amount Sold .................   $    78,494   $ 6,914,100
Amount Reinvested ...........         4,266            --
Amount Redeemed .............      (169,663)     (496,664)
                                -----------   -----------
Net Change ..................   $   (86,903)  $ 6,417,436
                                ===========   ===========
Shares Sold .................         9,950       698,827
Shares Reinvested ...........           549            --
Shares Redeemed .............       (21,941)      (61,720)

AXA PREMIER TECHNOLOGY FUND
Amount Sold .................   $   263,335   $ 6,914,425
Amount Reinvested ...........           658            --
Amount Redeemed .............       (14,793)     (636,785)
                                -----------   -----------
Net Change ..................   $   249,200   $ 6,277,640
                                ===========   ===========
Shares Sold .................        41,954       693,912
Shares Reinvested ...........           113            --
Shares Redeemed .............        (2,598)      (90,009)

AXA PREMIER HEALTH CARE FUND
Amount Sold .................   $     7,679   $ 6,213,368
Amount Reinvested ...........         1,012            --
Amount Redeemed .............       (19,484)     (154,829)
                                -----------   -----------
Net Change ..................   $   (10,793)  $ 6,058,539
                                ===========   ===========
Shares Sold .................           974       623,119
Shares Reinvested ...........           128            --
Shares Redeemed .............        (2,484)      (19,416)

AXA PREMIER CORE BOND FUND
Amount Sold .................   $ 8,784,221   $29,439,659
Amount Reinvested ...........       146,977        72,604
Amount Redeemed .............    (5,191,334)   (1,556,622)
                                -----------   -----------
Net Change ..................   $ 3,739,864   $27,955,641
                                ===========   ===========
Shares Sold .................       858,622     2,940,317
Shares Reinvested ...........        14,535         7,203
Shares Redeemed .............      (508,951)     (154,238)

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Concluded)
April 30, 2003 (Unaudited)

                                 CLASS A                     CLASS B                    CLASS C                  CLASS Z
                        ------------------------    ------------------------   ------------------------   ------------------------
                        SIX MONTHS                  SIX MONTHS                 SIX MONTHS                  SIX MONTHS
                          ENDED      DECEMBER 31,     ENDED      DECEMBER 31,    ENDED      DECEMBER 31,     ENDED     DECEMBER 31,
                         APRIL 30,    2001* TO       APRIL 30,     2001* TO     APRIL 30,    2001* TO       APRIL 30,    2001* TO
                           2003      OCTOBER 31,       2003      OCTOBER 31,     2003       OCTOBER 31,      2003      OCTOBER 31,
                        (UNAUDITED)     2002        (UNAUDITED)      2002      (UNAUDITED)     2002       (UNAUDITED)      2002
                        -----------  -----------    -----------  -----------   -----------  -----------   -----------  -----------
AXA PREMIER MONEY MARKET FUND
Amount Sold .........   $ 1,035,834  $   912,388    $   504,796  $   692,278   $        --   $  997,493   $    69,430  $  9,870,990
Amount Reinvested ...           767          212            715          273           390          507            72            --
Amount Redeemed .....    (1,212,589)    (530,190)      (195,082)    (163,765)     (198,277)    (501,041)      (16,605)      (13,889)
                        -----------  -----------    -----------  -----------   -----------   ----------   -----------  ------------
Net Change ..........   $  (175,988) $   382,410    $   310,429  $   528,786   $  (197,887)  $  496,959   $    52,897  $  9,857,101
                        ===========  ===========    ===========  ===========   ===========   ==========   ===========  ============
Shares Sold .........     1,035,834      912,388        504,796      692,278            --      997,493        69,430     9,870,990
Shares Reinvested ...           767          212            715          273           390          507            72            --
Shares Redeemed .....    (1,212,594)    (530,190)      (195,082)    (163,765)     (198,277)    (501,041)      (16,605)      (13,889)

___________
* Commencement of operations.

Note 9 Percentage of Ownership

     At April 30, 2003, Equitable held investments in each of the Funds as follows:

FUNDS:                                                                         PERCENTAGE OF OWNERSHIP
------                                                                         -----------------------
AXA Premier Large Cap Growth Fund .........................................             48.7%
AXA Premier Large Cap Core Equity Fund ....................................             45.9
AXA Premier Large Cap Value Fund ..........................................             50.2
AXA Premier Small/Mid Cap Growth Fund .....................................             44.3
AXA Premier Small/Mid Cap Value Fund ......................................             41.1
AXA Premier International Equity Fund .....................................             54.7
AXA Premier Technology Fund ...............................................             74.5
AXA Premier Health Care Fund ..............................................             73.8
AXA Premier Core Bond Fund ................................................             51.0
AXA Premier Money Market Fund .............................................             88.9

Note 10 Subsequent Events

     On April 30, 2003, the Board of Trustees approved Marsico Capital Management, LLC ("Marsico") to act as Adviser for the AXA Premier International Equity Fund, replacing OppenheimerFunds, Inc. Effective May 30, 2003, Marsico began serving in its role as Adviser.

     On April 30, 2003, the Board of Trustees approved Franklin Advisers, Inc. ("Franklin Advisers")to act as Adviser for the AXA Premier Small/Mid Cap Growth Fund, replacing RS Investment Management, L.P. Effective May 30, 2003, Franklin Advisers began serving in its role as Adviser.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust's Board has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

THE TRUSTEES AND OFFICERS

---------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                   NUMBER OF
                                          OFFICE                                     FUNDS
                                        AND LENGTH                                 IN COMPLEX
                         POSITION(S)        OF                                      OVERSEEN              OTHER
                          HELD WITH        TIME        PRINCIPAL OCCUPATION(S)         BY             DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST         SERVED         DURING PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Peter D. Noris*          Trustee and    From          From May 1995 to present,        53       Director of
1290 Avenue of the       Chairman       November      Executive Vice President                  Alliance Capital
Americas,                               2001          and Chief Investment                      Management L.P.;
New York, New York                      to present    Officer of AXA Financial,                 Director of AXA
(47)                                                  Inc.; from September 1999                 Alternative Advisors Inc.
                                                      to present, Executive
                                                      Vice President and Chief
                                                      Executive Officer of AXA
                                                      Financial Services LLC;
                                                      and from November 1995 to
                                                      present, Executive Vice
                                                      President of AXA Advisors
                                                      LLC.
---------------------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
Gerald C. Crotty         Trustee        From          Co-founder and director          19       None
c/o AXA Premier                         November      of Weichert Enterprise, a
Funds Trust                             2001          private and public equity
1290 Avenue of the                      to present    market investment firm;
Americas,                                             co-founder of Excelsior
New York, New York                                    Ventures Management, a
(51)                                                  private equity and
                                                      venture capital firm;
                                                      from 1991 to 1998, held
                                                      various positions with
                                                      ITT Corporation,
                                                      including President and
                                                      COO of ITT Consumer
                                                      Financial Corp. and
                                                      Chairman, President and
                                                      CEO of ITT Information
                                                      Services.
---------------------------------------------------------------------------------------------------------------------------
Barry Hamerling          Trustee        From          Since 1998, Managing            19        None
c/o AXA Premier                         November      Partner of Premium Ice
Funds Trust                             2001          Cream of America; from
1290 Avenue of the                      to present    1970 to 1998, President
Americas,                                             of Ayco Co. L.P., the
New York, New York                                    largest independent
(56)                                                  financial counseling firm
                                                      in the United States.
---------------------------------------------------------------------------------------------------------------------------

_________

* Affiliated with the Manager and Distributors.

                                                                                NUMBER OF
                                       TERM OF                                    FUNDS
                                        OFFICE                                  IN COMPLEX
                        POSITION(S)   AND LENGTH                                 OVERSEEN            OTHER
NAME, ADDRESS AND AGE    HELD WITH        OF        PRINCIPAL OCCUPATION(S)         BY           DIRECTORSHIPS
                           TRUST      TIME SERVED     DURING PAST 5 YEARS         TRUSTEE       HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------
                                       INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------
Cynthia R. Plouche      Trustee       From          Since 1991, Founder,             19        None
c/o AXA Premier                       November      Chief Investment Officer
Funds Trust                           2001          and Managing Director of
1290 Avenue of the                    to present    Abacus Financial Group, a
Americas,                                           manager of fixed income
New York, New York                                  portfolios for
(45)                                                institutional clients.
----------------------------------------------------------------------------------------------------------------
Rayman Louis Solomon    Trustee       From          Since 1998, Dean and a           19        None
c/o AXA Premier                       November      Professor of Law at
Funds Trust                           2001          Rutgers University School
1290 Avenue of the                    to present    of Law; prior thereto, an
Americas,                                           Associate Dean for
New York, New York                                  Academic Affairs at
(55)                                                Northwestern University
                                                    School of Law.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                          OFFICERS
----------------------------------------------------------------------------------------------------------------
Steven M. Joenk       President       From          From July 1999 to present, Senior Vice President of AXA
1290 Avenue of the    and Chief       November      Financial;from 1996 to 1999, Managing Director of
Americas,             Executive       2001 to       MeesPierson.
New York, New York    Officer         present
(44)
----------------------------------------------------------------------------------------------------------------
Patricia Louie        Vice            From          From May 2003 to present, Vice President and Associate
1290 Avenue of the    President       November      General Counsel of AXA Financial and Equitable; July 1999 to
Americas,             and             2001 to       May 2003, Vice President and Counsel of AXA Financial and
New York, New York    Secretary       present       Equitable; from September 1994 toJuly 1999, Assistant
(47)                                                General Counsel of The Dreyfus Corporation.
----------------------------------------------------------------------------------------------------------------
Kenneth T.            Chief           From          From February 2001 to present, Vice President of AXA
Kozlowski             Financial       November      Financial; from October 1999 to February 2001, Assistant
1290 Avenue of the    Officer         2001 to       Vice President of AXA Financial; from October 1996 to
Americas,             and             present       October 1999, Director -- Fund Administration of Prudential
New York, New York    Treasurer                     Investments.
(41)
----------------------------------------------------------------------------------------------------------------
Mary E. Cantwell      Vice            From          From February 2001 to present, Vice President of AXA
1290 Avenue of the    President       November      Financial; from July 1999 to present, Vice President of
Americas,                             2001 to       Equitable; from September 1997 to July 1999, Assistant Vice
New York, New York                    present       President, Office of the Chief Investment Officer of
(41)                                                Equitable.
----------------------------------------------------------------------------------------------------------------
Kenneth B. Beitler    Vice            From          From May 1999 to present, Senior Investment Analyst and
1290 Avenue of the    President       November      Assistant Vice President of AXA Financial; prior thereto, an
Americas,                             2001 to       Investment Systems Development Analyst with TIAA-CREF.
New York, New York                    present
(44)
----------------------------------------------------------------------------------------------------------------
Brian E. Walsh        Vice            From          From 1999 to present, Senior Fund Administrator and
1290 Avenue of the    President       November      Assistant Vice President of Equitable; from 1993 to 1999,
Americas,             and Assistant   2001 to       Manager of Prudential Investment Fund Management.
New York, New York    Treasurer       present
(35)
----------------------------------------------------------------------------------------------------------------
Andrew S. Novak       Assistant       From          From May 2003 to present, Vice President and Counsel of AXA
1290 Avenue of the    Secretary       September     Financial and Equitable; May 2002 to May 2003, Counsel of
Americas,                             2002 to       AXA Financial and Equitable; from May 2001 to April 2002,
New York, New York                    present       Associate General Counsel and Chief Compliance Officer of
(34)                                                Royce & Associates, Inc.; from August 1997 to August 2000,
                                                    Vice President and Assistant General Counsel of Mitchell
                                                    Hutchins Asset Management.
----------------------------------------------------------------------------------------------------------------
Joseph J. Paolo       Compliance      From          From May 2002 to present, Compliance Director and Assistant
1290 Avenue of the    Officer         September     Vice Preseident of AXA Financial and Equitable; February
Americas,                             2002 to       2001 to May 2002, Compliance Officer of AXA Financial and
New York, New York                    present       Equitable; from June 1998 to February 2001, Principal
(32)                                                Consultant of PricewaterhouseCoopers LLP; from February 1997 to June 1998, Second Vice President of The Chase Manhattan
                                                    Bank; from August 1992 to February 1997, Staff Accountant of
                                                    U.S. Securities and Exchange Commission.
----------------------------------------------------------------------------------------------------------------

AXA Financial
Mailing Address:
1290 Avenue of the Americas
New York, NY 10104

              AXA Premier Funds Semi-Annual Report, April 30, 2003
       All marks used herein are the property of their respective owners.

      AXA Premier Funds are managed by The Equitable Life Assurance Society of the United States and are co-distributed by
                   AXA Advisors, LLC and AXA Distributors, LLC
                           1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

All Rights Reserved. This report must be accompanied or preceded by delivery of a prospectus.
     Read the prospectus carefully before you make your investment choices.

              For more information call the Support Desk toll-free
                                 1-866-231-8585

                   Visit our web site www.axapremierfunds.com

Copyright 2003
Co-distributed by AXA Advisors, LLC
and AXA Distributors, LLC
All Rights Reserved.

APF-24179 (6/03)                                            Cat. # 130204 (6/03)
AXA 02-02 SA (6/03)

Item 2.    Code of Ethics.

Not applicable to a semi-annual report for the fiscal period ended April 30, 2003.

Item 3.    Audit Committee Financial Expert.

Not applicable to a semi-annual report for the fiscal period ended April 30, 2003.

Item 4.    Principal Accountant Fees and Services.

Not applicable to a semi-annual report for the fiscal period ended April 30, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    [Reserved]

Item 9.    Controls and Disclosures.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)).

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.   Exhibits.

(a) Code of Ethics. Not applicable to a semi-annual report for the fiscal period ended April 30, 2003.

(b) Certifications required by Item 10(b) of Form N-CSR and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier Funds Trust

/s/ Steven M. Joenk
-------------------
Steven M. Joenk
President and Chief Executive Officer
June 30, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
-------------------
Steven M. Joenk
Chief Executive Officer
June 30, 2003

/s/ Kenneth T. Kozlowski
------------------------
Kenneth T. Kozlowski
Chief Financial Officer
June 30, 2003